UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04375

Name of Fund:	BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2021

Date of reporting period: 12/31/2020

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.

•	BlackRock High Yield Municipal Fund
•	BlackRock National Municipal Fund
•	BlackRock Short-Term Municipal Fund

BlackRock Multi-State Municipal Series Trust

•	BlackRock New York Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	22.16%	18.40%

U.S. small cap equities (Russell 2000® Index)	37.85	19.96

International equities (MSCI Europe, Australasia, Far East Index)	21.61	7.82

Emerging market equities (MSCI Emerging Markets Index)	31.14	18.31

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.67

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.87)	10.58

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.29	7.51

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.92	4.95

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	11.32	7.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2020	BlackRock High Yield Municipal Fund

Investment Objective

BlackRock High Yield Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2020, all of the Fund’s share classes outperformed the primary benchmark, the S&P® Municipal Bond Index. With the exception of the Fund’s Investor C Shares, which underperformed, all of the Fund’s share classes outperformed the secondary benchmark, the Custom High Yield Index. The following discussion of relative performance pertains to the Custom High Yield Index.

What factors influenced performance?

High-yield municipal bonds delivered positive returns in the second half of 2020. Although U.S. Treasury yields moved slightly higher (as prices fell), lower-rated tax-exempt issues registered a healthy gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, especially after the approval of a vaccine for COVID-19 in early November 2020, fueling continued inflows into the asset class. High-yield municipal bonds outpaced the broader tax-exempt category, as the favorable backdrop increased investors’ willingness to take risk.

Positions in longer-dated securities with maturities of 20 years and above contributed to Fund performance. Holdings in investment-grade issues, particularly those at the lower end of the investment-grade spectrum, also aided results. At the sector level, the largest contributions came from utilities, state tax-backed, education and corporate-related debt. The Fund’s duration (interest-rate sensitivity) was above that of the benchmark, which further contributed.

The Fund’s underweight in unrated and BB rated securities detracted from Fund performance. Underweights in the five- to 15-year maturity range and the local tax-backed sector also weighed on relative performance.

Describe recent portfolio activity.

The investment adviser capitalized on heavy new-issue supply in the weeks leading up to the U.S. national elections, which brought the portfolio’s cash position below 2% of assets. This move raised the portfolio’s duration and added credit risk in response to the market’s improving fundamentals.

Describe portfolio positioning at period end.

The Fund was positioned more aggressively than its benchmark. In addition to having a longer duration, the Fund had higher exposure to credit risk via increased weightings in non-investment grade and unrated securities. The Fund maintained meaningful positions in both Puerto Rico and the tobacco sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended December 31, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	2.70%	2.67%	7.87%	4.54%	N/A	5.29%	N/A	6.73%	N/A
Investor A	2.34	2.32	7.74	4.38	(0.06)%	5.03	4.12%	6.46	6.00%
Investor C	1.69	1.65	7.31	3.59	2.59	4.26	4.26	5.82	5.82
Class K	2.75	2.72	7.89	4.58	N/A	5.32	N/A	6.74	N/A
S&P® Municipal Bond Index(c)	—	—	2.92	4.95	N/A	3.83	N/A	4.66	N/A
Custom High Yield Index(d)	—	—	7.42	5.64	N/A	6.93	N/A	7.41	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)

The Custom High Yield Index is a customized benchmark that reflects the returns of the S&P® Customized High Yield Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Customized High Yield Municipal Bond Index that have maturities greater than five years for periods subsequent to January 1, 2013.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2020 (continued)	BlackRock High Yield Municipal Fund

Expense Example

	Actual					Hypothetical
			Expenses Paid During the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(a)	Ending Account Value (06/30/21)	Expenses Paid During the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,078.70	$3.09		$2.78	$1,000.00	$1,022.23	$3.01		$1,022.53	$2.70	0.59%	0.53%
Investor A	1,000.00	1,077.40	4.40		4.08	1,000.00	1,020.97	4.28		1,021.27	3.97	0.84	0.78
Investor C	1,000.00	1,073.10	8.31		8.05	1,000.00	1,017.19	8.08		1,017.44	7.83	1.59	1.54
Class K	1,000.00	1,078.90	2.83		2.57	1,000.00	1,022.48	2.75		1,022.74	2.50	0.54	0.49

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Total Investments

State	26%
Health	15
Education	14
Utilities	10
Tobacco	9
Corporate	9
Transportation	8
Other	4
County/City/Special District/School District	3
Housing	2
Textiles, Apparel & Luxury Goods	—	(b)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2020	—	%(b)
2021	8
2022	5
2023	4
2024	5

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	—	%(b)
AA/Aa	10
A	11
BBB/Baa	18
BB/Ba	9
B	5
CCC/Caa	—	(b)
C	3
N/R	44

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of long-term investments.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

F U N D S U M M A R Y	5

Fund Summary as of December 31, 2020	BlackRock National Municipal Fund

Investment Objective

BlackRock National Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2020, the Fund outperformed the primary benchmark, the S&P® Municipal Bond Index, but it underperformed the secondary benchmark, the Custom National Index, except for the Fund’s Institutional Shares, which performed in line with the Custom National Index. The following discussion of relative performance pertains to the Custom National Index.

What factors influenced performance?

Municipal bonds delivered positive returns in the second half of 2020. Although U.S. Treasury yields moved slightly higher (as prices fell), the tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020, fueling continued inflows into the market.

The Fund benefited from its holdings in longer-duration, longer-maturity securities. (Duration is a measure of interest rate sensitivity.) The Fund’s use of U.S. Treasury futures to manage interest rate risk also aided performance given that Treasury yields rose even as municipal bonds gained ground. This represents a shift from the trends that were in place in the first half of 2020.

At the sector level, the Fund was helped by its positions in the health care, transportation and corporate-backed sectors. Positions in bonds with shorter call dates—a market segment that benefited from rising demand as the period progressed—also added value. (A call is when an issuer redeems a bond prior to its maturity date.) An allocation to high-yield bonds and lower-rated investment-grade securities was a further plus, as investors were willing to move down in credit quality in order to earn higher income.

The Fund’s above-average cash position detracted from performance in the rising market. The Fund’s allocation in bonds with maturities of five years and less, which lagged the broader market, also detracted.

Describe recent portfolio activity.

The investment adviser continued to focus on constructing a balanced, higher-quality and income-oriented portfolio. The investment adviser increased the Fund’s cash position to provide liquidity as the coronavirus weighed on the economy and endangered the tax revenues of state and local municipalities. However, for most issuers this threat did not in fact materialize. The investment adviser raised the Fund’s allocation to high-yield bonds from 10% to 12% on the belief that this segment offered a greater representation of attractively valued securities.

Describe portfolio positioning at period end.

The Fund had an average credit quality of A+, and it held an 8.3% weighting in bonds subject to the alternative minimum tax. Duration stood at 6.0 years as of December 31, 2020, in line with the benchmark. Leverage was 2.5% of assets, unchanged compared to June 30, 2020. The portfolio was overweight in the corporate-backed and transportation sectors, while its largest underweight was in the state tax-backed category.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2020 (continued)	BlackRock National Municipal Fund

Performance Summary for the Period Ended December 31, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	0.93%	0.88%	3.71%	4.26%	N/A	3.56%	N/A	4.91%	N/A
Service	0.69	0.66	3.50	4.01	N/A	3.32	N/A	4.64	N/A
Investor A	0.66	0.59	3.49	3.91	(0.51)%	3.30	2.41%	4.69	4.23%
Investor C	(0.05)	(0.09)	3.19	3.22	2.22	2.55	2.55	4.08	4.08
Class K	0.98	0.95	3.64	4.22	N/A	3.62	N/A	4.98	N/A
S&P® Municipal Bond Index(c)	—	—	2.92	4.95	N/A	3.83	N/A	4.66	N/A
Custom National Index(d)	—	—	3.72	5.89	N/A	4.61	N/A	5.26	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)

The Custom National Index is a customized benchmark that reflects the returns of the S&P® Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Municipal Bond Index that have maturities greater than five years for periods subsequent to January 1, 2013.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical
			Expenses Paid During the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(a)	Ending Account Value (06/30/21)	Expenses Paid During the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,037.10	$2.26		$2.21	$1,000.00	$1,022.99	$2.24		$1,023.04	$2.19	0.44%	0.43%
Service	1,000.00	1,035.00	3.49		3.44	1,000.00	1,021.78	3.47		1,021.83	3.41	0.68	0.67
Investor A	1,000.00	1,034.90	3.54		3.49	1,000.00	1,021.73	3.52		1,021.78	3.47	0.69	0.68
Investor C	1,000.00	1,031.90	7.37		7.32	1,000.00	1,017.95	7.32		1,018.00	7.27	1.44	1.43
Class K	1,000.00	1,036.40	2.00		1.95	1,000.00	1,023.24	1.99		1,023.29	1.94	0.39	0.38

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

F U N D S U M M A R Y	7

Fund Summary as of December 31, 2020 (continued)	BlackRock National Municipal Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Total Investments

State	26%
Transportation	20
Utilities	16
Corporate	11
Health	7
Education	6
County/City/Special District/School District	5
Other	5
Tobacco	3
Textiles, Apparel & Luxury Goods	1
Housing	—	(b)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2021	3%
2022	3
2023	2
2024	2
2025	1

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	7%
AA/Aa	49
A	20
BBB/Baa	5
BB/Ba	3
B	2
CCC/Caa	—	(b)
N/R	14

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of long-term investments.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2020	BlackRock NewYork Municipal Opportunities Fund

Investment Objective

BlackRock NewYork Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and New York State and New York City personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2020, the Fund outperformed the primary benchmark, the S&P® Municipal Bond Index, and the secondary benchmark, the S&P® New York Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P® New York Municipal Bond Index.

What factors influenced performance?

Municipal bonds delivered positive returns in the second half of 2020. Although U.S. Treasury yields moved slightly higher (as prices fell), the tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020, fueling continued inflows into the market.

New York municipal bonds performed in line with the national market. Although New York continued to face a budget deficit that is likely to result in tax increases, the state’s ability to close budget gaps is enhanced by various positive attributes. The most notable among these is a broad and diverse economic base that produces high wealth levels. Low unfunded pension liability relative to other states is another plus, although it is offset by a higher debt burden and low reserves.

The Fund’s security selection and sector allocations both contributed to Fund performance. In terms of selection, the Fund’s positions in the tax-backed state sector outperformed due to the strength in certain Puerto Rico issues. Selection in the utilities sector also helped the Fund’s results. With regard to allocation, the Fund’s tobacco sector holdings contributed positively. In general, lower-rated debt—including many tobacco issues—outpaced higher-quality issues. The Fund’s use of U.S. Treasury futures to manage interest rate risk also aided performance given that Treasury yields rose even as municipal bonds gained ground. An overweight in the longer end of the municipal yield curve was an additional contributor.

The Fund experienced a small, negative impact from its security selection in the transportation sector. The portfolio’s cash position, while limited, nonetheless detracted somewhat at a time of positive returns for the market as a whole.

Describe recent portfolio activity.

Portfolio activity was largely driven by the investment adviser’s efforts to put cash to work by capitalizing on relative valuations and opportunities created by new issuance. At the beginning of the period, municipal bonds enjoyed strong performance from typical seasonal trends, but the tone began to fade in early August 2020 once additional Federal aid was not delivered as expected. During the later parts of the summer and early autumn, municipal valuations became attractive as yields rose, yield spreads widened, and the new-issue calendar grew. The Fund sought to take advantage of these developments by buying longer-duration issues and selling shorter-duration securities. (Duration is a measure of interest-rate sensitivity.) The Fund also added to its holdings in Puerto Rico over the course of the period. Toward the end of 2020, especially after the November elections, municipal markets exhibited a very strong tone and valuations became much less compelling. The Fund favored selling longer-duration holdings during this time.

Describe portfolio positioning at period end.

The Fund was overweight in longer-maturity bonds, particularly in the 15- to 25-year area, albeit to a lesser extent than it was earlier in the period. It was underweight in intermediate-term issues and overweight in bonds with lower credit quality (A-rated and below). The portfolio’s duration was lower than that of the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	9

Fund Summary as of December 31, 2020 (continued)	BlackRock NewYork Municipal Opportunities Fund

Performance Summary for the Period Ended December 31, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	1.25%	1.20%	4.93%	0.22%	N/A	3.25%	N/A	4.67%	N/A
Investor A	0.96	0.91	4.71	(0.03)	(4.28)%	2.99	2.10%	4.41	3.96%
Investor A1	1.11	1.06	4.78	0.12	N/A	3.14	N/A	4.56	N/A
Investor C	0.26	0.20	4.40	(0.78)	(1.76)	2.22	2.22	3.80	3.80
Class K	1.30	1.24	4.96	0.27	N/A	3.28	N/A	4.69	N/A
S&P® Municipal Bond Index(c)	—	—	2.92	4.95	N/A	3.83	N/A	4.66	N/A
S&P® New York Municipal Bond Index(d)	—	—	2.97	4.35	N/A	3.50	N/A	4.37	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade New York municipal bonds. The Fund’s returns prior to February 18, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)	The S&P® New York Municipal Bond Index includes all New York bonds in the S&P® Municipal Bond Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical
			Expenses Paid During the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(a)	Ending Account Value (06/30/21)	Expenses Paid During the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,049.30	$2.79		$2.53	$1,000.00	$1,022.48	$2.75		$1,022.74	$2.50	0.54%	0.49%
Investor A	1,000.00	1,047.10	4.08		3.82	1,000.00	1,021.22	4.02		1,021.48	3.77	0.79	0.74
Investor A1	1,000.00	1,047.80	3.30		3.05	1,000.00	1,021.98	3.26		1,022.23	3.01	0.64	0.59
Investor C	1,000.00	1,044.00	7.93		7.73	1,000.00	1,017.44	7.83		1,017.64	7.63	1.54	1.50
Class K	1,000.00	1,049.60	2.53		2.32	1,000.00	1,022.74	2.50		1,022.94	2.29	0.49	0.45

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

10	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2020 (continued)	BlackRock NewYork Municipal Opportunities Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Total Investments

Transportation	21%
State	18
Utilities	16
County/City/Special District/School District	14
Education	8
Housing	8
Tobacco	4
Other	4
Health	3
Corporate	2
Textiles, Apparel & Luxury Goods	2
Other*	—	(b)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2020	1%
2021	6
2022	2
2023	5
2024	4

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	11%
AA/Aa	50
A	20
BBB/Baa	4
BB/Ba	2
B	1
C	1
N/R	11

(a)	Excludes short-term securities.
(b)	Represents less than 1% of the Fund’s long-term investments.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Includes one or more investment categories that individually represents less than 1% of the Funds’ long-term investments. Please refer to the Schedule of Investments for details.

F U N D S U M M A R Y	11

Fund Summary as of December 31, 2020	BlackRock Short-Term Municipal Fund

Investment Objective

BlackRock Short-Term Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2020, the Fund underperformed its primary benchmark, the S&P Municipal Bond Index. For the same period, the Fund’s Institutional, Investor A1 and Class K Shares performed in line with the secondary benchmark, the S&P Limited Maturity Municipal Bond Index, while the Fund’s Investor A and Investor C Shares underperformed. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P Limited Maturity Municipal Bond Index.

What factors influenced performance?

Municipal bonds delivered positive returns in the second half of 2020. Although U.S. Treasury yields moved slightly higher (as prices fell), tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020, fueling continued inflows into the market. Contrary to the trends in the U.S. Treasury market, short-term municipal bonds underperformed longer-term issues.

The Fund’s overweight allocation to A and BBB rated bonds added value, as lower-rated investment-grade debt generally outperformed. In this same vein, a position in non-rated municipal operating notes with underlying ratings of A and AA was also additive. (Operating notes are bonds used to fund specific projects.) At the sector level, overweight positions in the school district, health care, corporate-backed and housing sectors contributed positively. Security selection helped performance as well.

The Fund’s underweight in AAA rated bonds detracted from Fund performance. Underweight positions in pre-refunded debt and the state and local tax-backed sectors also hurt results, as did underweights in transportation and utilities. An underweight in the three- to four-year part of the yield curve, which led the portfolio to have lower interest-rate sensitivity than the benchmark, was another detractor of note.

Describe recent portfolio activity.

The Fed kept the federal funds rate near zero, maintained its programs to support the both financial-market liquidity and the economy as a whole, and pledged to use all the tools at its disposal to keep the economy stable. In addition, Congress provided additional fiscal stimulus in December 2020. Taken together, these actions helped offset the persistent economic effects of the coronavirus pandemic in the second half of the year.

With this as the backdrop, the Fund’s investment adviser increased the portfolio’s duration in anticipation of an extended period of low interest rates. (Duration is a measure of interest-rate sensitivity.) Since there was a limited degree of new issuance in the zero- to four-year portion of the yield curve, the investment adviser focused on using the secondary market as a source of opportunity and a way to put new cash inflows to work.

The low-rate environment also prompted the investment adviser to increase the portfolio’s weighting in A and BBB rated debt. However, it was more selective in its pursuit of municipal operating notes as yield spreads became less attractive due to elevated investor demand. The Fund’s weighting in this area stood at approximately 15% at the close of the period.

Describe portfolio positioning at period end.

The Fund ended the year with an allocation of approximately 20% in variable rate demand notes (“VRDNs”). The investment adviser used VRDNs as an investment alternative while pursing opportunities in longer-dated issues. VRDNs offer yields similar to those of one-year AAA rated bonds, but with no price volatility and lower sensitivity to rising interest rates. With that said, the investment adviser reduced the portfolio’s weighting in this area during the course of the period.

At the end of December 2020, the Fund held 32% of assets in securities maturing in less than a year and 15% in those with maturities of one to two years. Its weightings in the two- to three-year and three- to four-year portions of the curve were 21% and 10%, respectively. The Fund maintained overweight positions in A and BBB rated debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2020 (continued)	BlackRock Short-Term Municipal Fund

Performance Summary for the Period Ended December 31, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	0.13%	0.06%	0.67%	1.27%	N/A	1.22%	N/A	0.95%	N/A
Investor A	(0.09)	(0.14)	0.55	1.12	(1.92)%	0.97	0.35%	0.69	0.39%
Investor A1	0.04	(0.02)	0.62	1.16	N/A	1.12	N/A	0.84	N/A
Investor C	(0.85)	(0.92)	0.20	0.29	(0.71)	0.21	0.21	0.06	0.06
Class K	0.18	0.13	0.70	1.31	N/A	1.26	N/A	0.97	N/A
S&P® Municipal Bond Index(c)	—	—	2.92	4.95	N/A	3.83	N/A	4.66	N/A
S&P® Limited Maturity Municipal Bond Index(d)	—	—	0.67	2.15	N/A	1.66	N/A	1.48	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds and invests primarily in investment grade municipal bonds or municipal notes, including variable rate demand obligations. The Fund will maintain a dollar-weighted maturity of no more than two years.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)	The S&P® Limited Maturity Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity of less than four years.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical

			Expenses Paid During the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio

	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During the Period	(a)	Ending Account Value (06/30/21)	Expenses Paid During the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,006.70	$1.82		$1.82	$1,000.00	$1,023.39	$1.84		$1,023.39	$1.84	0.36%	0.36%
Investor A	1,000.00	1,005.50	3.03		3.03	1,000.00	1,022.18	3.06		1,022.18	3.06	0.60	0.60
Investor A1	1,000.00	1,006.20	2.33		2.33	1,000.00	1,022.89	2.35		1,022.89	2.35	0.46	0.46
Investor C	1,000.00	1,002.00	6.86		6.86	1,000.00	1,018.35	6.92		1,018.35	6.92	1.36	1.36
Class K	1,000.00	1,007.00	1.57		1.57	1,000.00	1,023.64	1.58		1,023.64	1.58	0.31	0.31

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

F U N D S U M M A R Y	13

Fund Summary as of December 31, 2020 (continued)	BlackRock Short-Term Municipal Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Total Investments

County/City/Special District/School District	23%
State	15
Corporate	12
Transportation	12
Utilities	10
Textiles, Apparel & Luxury Goods	10
Health	8
Education	6
Housing	3
Tobacco	1

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)	Percentage

2020	5%
2021	1
2022	—
2023	1
2024	2

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percent of Total Investments

AAA/Aaa	—	%(c)
AA/Aa	24
A	45
BBB/Baa	12
N/R(d)	19

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 1% of long-term investments.
(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

14	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock High Yield Municipal Fund’s and BlackRock New York Municipal Opportunities Fund’s Class K Share performance shown prior to the Class K shares inception date of January 25, 2018 is that of the respective Fund’s Institutional Shares. BlackRock National Municipal Fund’s Class K Share performance shown prior to the Class K shares inception date of July 18, 2011 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on August 15, 2016, all of the issued and outstanding BlackRock Shares of BlackRock National Municipal Fund were redesignated as Class K Shares.

Service Shares (available only in BlackRock National Municipal Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors. Prior to July 18, 2011, Service Share performance results are those of the Institutional Shares restated to reflect Service Share fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% for all Funds except BlackRock Short-Term Municipal Fund, which incurs a 3.00% maximum initial sales charge, and all Funds incur a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares (available only in BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Opportunities Fund) are subject to a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term Municipal Fund and 4.00% for BlackRock New York Municipal Opportunities Fund and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible investors of Investor A1 Shares of the Funds. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

A B O U T F U N D P E R F O R M A N C E	15

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

16	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives cannot be achieved in all interest rate environments.

Each of BlackRock High Yield Fund, BlackRock New York Municipal Opportunities Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates, but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Funds’ shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund was not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	17

Schedule of Investments (unaudited) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	$950	$964,649
County of Jefferson AL Sewer Revenue, Refunding RB, Series D, Sub-Lien, 6.50%, 10/01/53	3,465	4,057,134
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	408,515
Series D, Sub Lien, 7.00%, 10/01/51	2,355	2,794,914
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	7,155	7,626,514
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	1,250	1,390,475
Series A, 5.25%, 05/01/44	7,330	8,320,430

		25,562,631

Arizona — 2.8%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/45	1,135	1,179,242
7.10%, 01/01/55	4,760	4,763,237
5.00%, 07/01/55	1,215	1,253,783
Series A, 5.00%, 07/01/39	1,270	1,310,310
Series A, 5.00%, 12/15/39	150	162,893
Series A, 5.00%, 07/01/49	2,790	2,850,041
Series A, 5.00%, 07/15/49	675	740,387
Series A, 5.00%, 12/15/49	345	369,109
Series A, 5.00%, 07/01/54	1,110	1,129,913
Series B, 5.13%, 07/01/47	420	451,634
Series B, 5.25%, 07/01/51	570	614,990
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	760	833,484
Series A, 5.25%, 07/01/47	3,235	3,567,752
Series A, 5.50%, 07/01/52	2,970	3,193,968
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/43	1,375	1,448,934
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	275	306,713
5.00%, 05/15/56	1,090	1,201,965
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/54	1,330	1,401,700
5.00%, 07/01/59	655	688,621
Series A, 5.00%, 07/01/34(b)	250	255,745
Series A, 6.50%, 07/01/34(b)	465	513,704
Series A, 5.00%, 07/01/36(b)	1,225	1,324,605
Series A, 5.00%, 07/01/39(b)	205	209,030
Series A, 5.00%, 07/01/41(b)	1,685	1,806,084
Series A, 5.00%, 07/01/43	1,445	1,476,255
Series A, 6.75%, 07/01/44(b)	810	892,021
Series A, 5.25%, 07/01/48(b)	1,690	1,722,972
Series A, 5.00%, 07/01/49(b)	320	324,570
Series A, 5.00%, 07/01/54(b)	530	536,318
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	615	664,692
5.00%, 07/01/45	1,500	1,609,180

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix, Refunding RB(b) (continued)
Series A, 5.00%, 07/01/35	$295	$322,364
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	710,563
5.25%, 07/01/49	870	875,220
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,392,582
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,299,954
5.50%, 10/01/51	1,255	1,306,831

		44,711,366

Arkansas(b) — 1.8%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	17,755	19,126,219
AMT, 4.75%, 09/01/49	8,190	9,016,944

		28,143,163

California — 2.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	1,665	1,675,839
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,801,664
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	310	328,089
Series A, 6.00%, 08/01/44	655	694,156
Series A, 6.13%, 08/01/49	570	604,605
California Municipal Finance Authority, Refunding RB
4.00%, 11/01/44	2,000	2,310,260
3.00%, 11/01/48	2,000	2,066,660
Series A, 5.00%, 02/01/42	345	399,455
California Pollution Control Financing Authority, Refunding RB, 5.00%, 11/21/45(b)	3,000	3,510,180
California School Finance Authority, RB
6.65%, 07/01/33	295	320,004
6.90%, 07/01/43	650	703,079
California Statewide Communities Development Authority, RB(b)
5.25%, 12/01/38	1,420	1,695,040
5.25%, 12/01/48	1,000	1,164,990
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	310	315,840
6.50%, 05/01/42	760	774,037
CSCDA Community Improvement Authority RB, Series A, 5.00%, 01/01/54(b)	1,050	1,191,592
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	5,860	5,976,321
Series A-1, 5.00%, 06/01/47	5,195	5,388,358
Series A-1, 5.25%, 06/01/47	945	983,650
Series A-2, 5.00%, 06/01/47	3,950	4,097,019
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(c)	4,420	1,996,647
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/48	2,115	2,322,376
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, 0.00%, 08/01/43(d)	3,000	857,880

18	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA(b)
Series D, 0.00%, 08/01/23(d)	$1,000	$898,600
Sub-Series D, 3.00%, 08/01/21	500	507,090
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/26	580	449,233
Series D, 0.00%, 08/01/31	1,155	696,661

		44,729,325

Colorado — 3.8%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	1,565	1,607,224
Aurora Crossroads Metropolitan District No.2, GO
Series A, 5.00%, 12/01/40	1,000	1,038,090
Series A, 5.00%, 12/01/50	500	509,545
Aviation Station North Metropolitan District No.2, GO
Series A, 5.00%, 12/01/39	750	782,633
Series A, 5.00%, 12/01/48	1,350	1,388,947
Brighton Crossing Metropolitan District No 6 GOL, Series A, 5.00%, 12/01/50	500	508,190
Broadway Station Metropolitan District No.2, GO
Series A, 5.00%, 12/01/35	735	761,578
Series A, 5.13%, 12/01/48	3,925	3,988,624
Bromley Park Metropolitan District No.2, Refunding GO, Sub-Series B, 6.38%, 12/15/47	937	971,210
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	820	847,544
Colorado Educational & Cultural Facilities Authority Refunding RB(b)
5.00%, 12/01/40	115	123,206
5.00%, 12/01/50	155	163,282
5.00%, 12/01/55	180	188,793
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/33	450	466,655
5.00%, 12/01/42	545	561,072
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	5,244,162
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,735,900
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,282,869
Copperleaf Metropolitan District No.3, GO
Series A, 5.00%, 12/01/37	500	527,975
Series A, 5.13%, 12/01/47	1,200	1,262,496
Green Gables Metropolitan District No.1, GO, Series A, 5.30%, 12/01/21(e)	990	1,064,943
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	2,615	2,735,447
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,440,230
Inspiration Metropolitan District, GO, Series D, 7.50%, 12/15/51(f)	2,487	2,386,401
Jefferson Center Metropolitan District No.1, RB
Series A-2, 4.13%, 12/01/40	580	586,531
Series A-2, 4.38%, 12/01/47	1,000	1,012,360
Karl’s Farm Metropolitan District No.2, GO(b)
Series A, 5.38%, 12/01/40	515	527,175
Series A, 5.63%, 12/01/50	1,350	1,374,124

Security	Par (000)	Value

Colorado (continued)
Leyden Rock Metropolitan District No.10, GO, Series A, 5.00%, 12/01/45	$1,250	$1,275,263
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	794,762
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,893,760
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,540,260
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,478,971
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,301,578
Southlands Metropolitan District No.1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,203,665
Series A-1, 5.00%, 12/01/47	3,990	4,220,023
Sterling Ranch Community Authority Board, RB, Series B, 7.13%, 12/15/50	750	760,583
Tallyn’s Reach Metropolitan District No.3, GO, Subordinate, 6.75%, 11/01/38	698	720,685
Thompson Crossing Metropolitan District No.4, Refunding GO
5.00%, 12/01/39	1,400	1,449,574
5.00%, 12/01/49	1,480	1,502,318
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,809,286
Westcreek Metropolitan District No.2, GO, Series A, 5.38%, 12/01/48	800	833,768
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/49	595	606,626

		59,478,328

Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series C-2, AMT, 2.00%, 05/15/30	175	178,008
Series C-2, AMT, 2.05%, 11/15/30	500	508,495
Series C-2, AMT, 2.15%, 11/15/31	400	408,764
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	882,593
Series A, 5.00%, 01/01/55	1,100	1,164,526
Connecticut State Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/44	3,500	3,632,405
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	32,631	4,731,420
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,780	3,783,553
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	980	996,221
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,111,054
State of Connecticut, GO, Series A, 4.00%, 04/15/37	1,800	2,154,708

		20,551,747

Delaware — 0.6%
County of Kent, RB, Series A, 5.00%, 07/01/58	1,500	1,461,600
Delaware State Economic Development Authority, RB, Series A, 5.00%, 06/01/46	1,000	1,047,260
Delaware State Economic Development Authority, Refunding RB, 1.25%, 10/01/45(a)	6,300	6,384,042

		8,892,902

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., RB, Series B, 0.00%, 06/15/46(d)	$43,620	$6,397,745
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/15/46(d)	40,740	8,534,623
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	385	395,560
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,830	3,984,694
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(d)	3,005	2,550,764
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,424,411

		24,287,797

Florida — 8.8%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,952,424
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,260	1,311,005
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,538,324
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,286,765
8.25%, 01/01/44	441	145,399
8.25%, 01/01/49(f)	943	310,402
5.00%, 07/01/49(b)	1,280	1,403,520
5.00%, 01/01/55(b)	4,350	4,426,908
Series A, 5.00%, 06/15/49(b)	500	523,605
Series A, 5.00%, 12/15/49	300	327,525
Series A, 5.75%, 06/01/54(b)	1,925	2,030,259
Series A, 5.00%, 12/15/54	260	283,163
Series B, 0.00%, 01/01/35(d)	3,585	1,488,492
Series B, 0.00%, 01/01/60(d)	64,500	4,287,315
Celebration Pointe Community Development District, SAB
4.00%, 05/01/22(b)	150	151,863
4.75%, 05/01/24	315	327,143
5.00%, 05/01/34	1,180	1,241,584
Charles Cove Community Development District, SAB
3.25%, 05/01/25	300	302,703
3.75%, 05/01/30	360	372,582
4.25%, 05/01/40	975	1,009,905
4.38%, 05/01/50	1,505	1,549,698
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	530	600,209
AMT, 5.00%, 10/01/49	2,510	2,672,171
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	2,500	2,597,650
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,901,938
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,447,453
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	370	285,180
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	595,128
5.00%, 01/15/49	825	873,865
5.00%, 01/15/54	830	873,450

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 4.00%, 10/01/54	$2,500	$2,711,800
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/50	1,770	622,934
Series A-2, 0.00%, 10/01/51	2,125	718,207
Series A-2, 0.00%, 10/01/52	2,125	692,453
Series A-2, 0.00%, 10/01/53	5,675	1,773,948
Series A-2, 0.00%, 10/01/54	2,125	638,010
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	540	547,322
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	7,276,510
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	3,138,102
Series A, 5.75%, 06/15/29	695	741,579
Series A, 6.00%, 06/15/34	835	889,467
Series A, 6.13%, 06/15/44	3,185	3,359,984
AMT, 5.00%, 05/01/29(b)	3,300	3,521,628
AMT, 7.38%, 01/01/49(b)	6,825	6,663,589
Series A, AMT, 5.00%, 08/01/29(a)(b)	2,240	2,330,922
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	928,322
4.50%, 05/01/52	1,015	1,033,168
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	2,098,640
Greeneway Improvement District, SAB, 5.13%, 05/01/43	1,260	1,299,740
Hills Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	1,048,882
4.00%, 05/01/50	1,500	1,513,545
Lakewood Ranch Stewardship District, Refunding SAB, 8.00%, 05/01/21(e)	515	528,004
Lakewood Ranch Stewardship District, SAB
4.00%, 05/01/21	54	53,959
3.90%, 05/01/23	275	280,618
4.25%, 05/01/25	100	104,217
4.25%, 05/01/26	175	182,074
4.25%, 05/01/28	535	577,442
4.75%, 05/01/29	955	1,067,107
4.95%, 05/01/29(b)	665	750,812
4.88%, 05/01/35	265	282,866
5.00%, 05/01/38	1,175	1,300,643
3.75%, 05/01/39(b)	570	585,059
5.30%, 05/01/39	1,090	1,240,442
5.50%, 05/01/39(b)	670	772,121
3.75%, 05/01/40	525	536,036
4.88%, 05/01/45	545	573,558
5.13%, 05/01/46	990	1,042,183
5.10%, 05/01/48	2,545	2,789,625
5.45%, 05/01/48	1,935	2,191,175
5.65%, 05/01/48(b)	1,125	1,290,004
4.00%, 05/01/49(b)	355	364,802
3.90%, 05/01/50	525	534,230
Martin County Health Facilities Authority, RB, 5.50%, 11/15/21(e)	1,000	1,046,640
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,569,835

20	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(e)	$1,450	$1,526,255
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,822,216
Series A, 5.00%, 05/01/37	890	920,162
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	853,180
Series A-1, 4.25%, 05/01/51	1,430	1,445,530
Series A-2, 4.20%, 05/01/35	1,220	1,230,492
Series A-3, 4.75%, 05/01/40	1,615	1,615,129
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,080,190
Pine Island Community Development District, RB, CAB, 0.00%, 11/01/24(d)	875	759,710
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	258,544
Santa Rosa Bay Bridge Authority, RB
6.25%, 07/01/28(g)(h)	345	284,400
(ACA-CBI), 6.25%, 07/01/28	57	57,088
Seminole County Industrial Development Authority, Refunding RB
5.50%, 11/15/49	3,025	2,820,389
5.75%, 11/15/54	2,420	2,317,126
Southern Groves Community Development District No.5, SAB
3.38%, 05/01/25	400	405,424
4.00%, 05/01/30	230	243,181
4.30%, 05/01/40	885	922,604
4.50%, 05/01/46	640	666,592
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(c)	125	85,823
Series A-2, 4.25%, 05/01/37	915	979,480
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(c)	50	47,076
Tolomato Community Development District, SAB(g)(h)
3rd Series, 6.65%, 05/01/40	105	1
Series 2015-1, 6.61%, 05/01/40(c)	205	180,117
Series 2015-3, 6.61%, 05/01/40	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	747,465
5.50%, 05/01/49	1,700	1,878,823
V-Dana Community Development District, SAB(b)
3.00%, 05/01/25	300	300,750
3.50%, 05/01/31	525	533,684
4.00%, 05/01/40	750	762,937
4.00%, 05/01/51	1,200	1,200,516
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	640	671,910
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,500	1,566,285
Village Community Development District No.9, SAB
7.00%, 05/01/41	1,190	1,203,471
5.50%, 05/01/42	460	472,135

Security	Par (000)	Value

Florida (continued)
West Villages Improvement District, SAB
4.25%, 05/01/29	$400	$430,464
4.75%, 05/01/39	885	962,092
5.00%, 05/01/50	1,415	1,537,412

		138,118,486

Georgia — 1.8%
Clayton County Development Authority, Refunding RB, Series A, 8.75%, 06/01/29	593	596,429
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	555	654,184
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,416,188
Series A, 5.00%, 05/15/36	1,020	1,426,725
Series A, 5.00%, 05/15/37	1,120	1,580,040
Series A, 5.00%, 05/15/38	615	875,858
Series A, 5.00%, 05/15/49	2,055	3,127,895
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	4,663,729
Series A, 5.00%, 01/01/49	3,235	3,879,283
Series A, 5.00%, 01/01/59	525	621,926
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/45	3,000	3,785,970
5.00%, 01/01/50	4,000	5,054,720

		27,682,947

Guam — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	2,445	2,980,846

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	391,448
5.00%, 09/01/37	1,000	1,108,450
Idaho Housing & Finance Association, RB(b)
5.00%, 12/01/46	1,000	1,081,300
Series A, 6.00%, 07/01/39	370	423,261
Series A, 6.00%, 07/01/49	595	668,726
Series A, 6.00%, 07/01/54	570	637,807
Series A, 6.95%, 06/15/55	1,540	1,611,980
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	266,007

		6,188,979

Illinois — 6.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,570	1,622,234
Series C, 5.25%, 12/01/39	2,250	2,422,485
Series D, 5.00%, 12/01/46	3,620	3,867,106
Series H, 5.00%, 12/01/46	725	802,503
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	530	615,505
Series A, 5.00%, 12/01/29	660	773,890
Series A, 5.00%, 12/01/30	2,210	2,581,877
Series B, 4.00%, 12/01/35	1,155	1,174,589
Series C, 5.00%, 12/01/25	1,220	1,359,129
Series C, 5.00%, 12/01/30	1,370	1,553,676
Series D, 5.00%, 12/01/31	1,500	1,696,215
Series G, 5.00%, 12/01/44	3,700	4,095,678

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	$590	$515,855
Chicago O’Hare International Airport, ARB, AMT, 5.00%, 07/01/48	2,000	2,314,420
City of Chicago Illinois, Refunding GO
Series A, 5.25%, 01/01/32	2,315	2,481,587
Series A, 6.00%, 01/01/38	3,870	4,517,954
Series B, 5.43%, 01/01/42	9,925	9,965,891
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,776,126
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	352,490
4.00%, 09/01/35	1,000	1,119,840
4.00%, 09/01/37	1,000	1,098,210
4.00%, 09/01/39	2,000	2,180,100
4.00%, 09/01/41	1,250	1,352,225
6.13%, 02/01/45	790	821,331
Series C, 5.00%, 02/15/36	1,805	2,206,450
Series C, 5.00%, 02/15/41	3,000	3,630,000
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	3,925	4,337,557
Series A, 5.00%, 06/15/57	4,555	5,046,986
Metropolitan Pier & Exposition Authority, RB, CAB(d)
Series A, 0.00%, 12/15/52	8,775	2,461,124
Series A, 0.00%, 12/15/56	7,645	1,827,919
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/44	3,455	1,664,515
Series B, 0.00%, 12/15/54	41,770	10,815,506
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	675	711,295
State of Illinois, GO
5.50%, 05/01/30	1,235	1,539,699
5.00%, 03/01/35	1,095	1,132,920
5.00%, 02/01/39	510	544,139
5.50%, 05/01/39	2,460	2,906,588
Series A, 5.00%, 04/01/35	1,460	1,554,433
Series A, 5.00%, 04/01/38	2,190	2,310,078

		93,750,125

Indiana — 1.1%
City of Anderson Indiana, RB, 5.38%, 01/01/40	1,540	1,570,600
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	525	573,379
AMT, 7.00%, 01/01/44	1,270	1,394,765
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	2,550	2,557,828
Indiana Finance Authority, RB
AMT, 6.75%, 05/01/39	2,785	3,004,848
Series A, AMT, 5.00%, 07/01/44	370	394,971
Series A, AMT, 5.00%, 07/01/48	1,230	1,312,312
Series A, AMT, 5.25%, 01/01/51	2,500	2,683,825
Indiana Finance Authority, Refunding RB, 5.00%, 03/01/22(e)	725	765,433
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	3,175	3,248,723

		17,506,684

Security	Par (000)	Value

Iowa — 0.9%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	$2,360	$2,536,245
Iowa Finance Authority, Refunding RB
3.13%, 12/01/22	2,470	2,545,829
Series A, 5.25%, 12/01/50(a)	595	643,058
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	3,000	3,140,130
Iowa Tobacco Settlement Authority, Refunding RB
Series C, 5.38%, 06/01/38	3,075	3,110,455
Series C, 5.50%, 06/01/42	2,030	2,053,426

		14,029,143

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(d)	250	236,483
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/53	3,000	3,318,510

		3,554,993

Louisiana — 1.7%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	3,075	2,699,450
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, 5.00%, 07/01/54(b)	1,990	2,025,402
Louisiana Public Facilities Authority, RB
6.75%, 05/01/21(e)	645	658,790
4.00%, 06/01/50	2,665	3,049,959
Series A, 5.00%, 04/01/49(b)	500	511,860
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 04/01/50	12,320	14,101,103
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	3,160	3,844,266

		26,890,830

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, 6.75%, 07/01/21(e)	1,075	1,091,233

Maryland — 1.4%
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	1,500	1,412,295
Series A, 4.00%, 09/01/27	325	334,035
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	5,065	5,407,901
Maryland Economic Development Corp. TA, 4.00%, 09/01/50	605	620,022
Maryland Economic Development Corp., RB
5.00%, 07/01/56	985	1,088,208
Series D, AMT, 5.00%, 03/31/51	3,135	3,315,075
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	950	1,000,274
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	8,165	9,270,704

		22,448,514

Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB
Series B, 0.00%, 11/15/56(d)	94	13,807
Series D, 4.00%, 07/01/45	715	755,047

22	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	$355	$377,717
4.13%, 10/01/42(b)	855	892,081
Series A, 5.00%, 07/01/38	1,200	1,456,104
Series A, 5.00%, 07/01/39	3,055	3,699,177
Series A, 5.00%, 07/01/44	3,750	4,488,638

		11,682,571

Michigan — 0.5%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	250	252,843
3.88%, 11/01/29	150	154,898
5.00%, 11/01/34	400	436,652
5.00%, 11/01/44	160	169,774
City of Detroit Michigan, GO
5.00%, 04/01/34	485	527,918
5.00%, 04/01/35	485	526,686
5.00%, 04/01/36	340	368,431
5.00%, 04/01/37	545	589,292
5.00%, 04/01/38	240	259,118
Kentwood Economic Development Corp., Refunding RB, 5.63%, 11/15/41	1,000	1,040,030
Michigan Finance Authority, RB(e)
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22	350	374,447
Series C-1, Senior Lien, 5.00%, 07/01/22	800	857,744
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,030	2,365,498

		7,923,331

Minnesota — 1.1%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	2,065	2,192,059
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	548,015
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,460,947
Series A, 5.75%, 07/01/55	3,435	3,736,834
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	2,145,490
Series A, 5.25%, 02/15/53	3,850	4,568,795
Housing & Redevelopment Authority of The City of St Paul Minnesota, RB
5.00%, 07/01/49	555	578,110
5.00%, 07/01/55	870	900,702
Series A, 6.63%, 09/01/21(e)	500	521,160

		16,652,112

Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	4,146,984
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	924,222
Series A, 4.75%, 11/15/47	1,135	1,005,565
Kansas City Industrial Development Authority, Refunding RB(b)(g)(h)
5.75%, 11/15/36	1,350	462,985
6.00%, 11/15/51	110	37,725

Security	Par (000)	Value

Missouri (continued)
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	$3,245	$3,355,719
Series B, 5.00%, 02/01/40	1,240	1,294,138
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,265,934

		13,493,272

Nebraska — 0.6%
Central Plains Energy Project, RB, 5.00%, 09/01/42	780	836,995
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/42	6,090	8,921,606

		9,758,601

Nevada — 0.3%
City of Las Vegas NV Special Improvement District No. 815, SAB, 5.00%, 12/01/49	810	861,362
County of Clark Nevada, Refunding SAB
4.00%, 08/01/22	535	563,259
4.00%, 08/01/23	330	347,381
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	825	919,941
5.00%, 07/01/45	1,025	1,127,684
5.00%, 07/01/51	1,100	1,197,988

		5,017,615

New Hampshire — 0.9%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,439,205
Series A, 4.25%, 08/15/46	1,610	1,612,576
Series A, 4.50%, 08/15/55	3,350	3,358,006
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	4,650	4,796,010
Series C, AMT, 4.88%, 11/01/42	2,515	2,609,816

		13,815,613

New Jersey — 5.8%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	5,948,203
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,150	1,201,877
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,455	1,622,223
4.00%, 11/01/39	1,165	1,294,082
6.00%, 10/01/43	970	1,069,765
Series A, 5.00%, 07/01/32	235	236,365
Series A, 5.00%, 07/01/37	375	371,850
Series A, 5.00%, 01/01/48	1,110	1,122,365
Series A, 5.25%, 11/01/54(b)	3,955	3,994,708
Series B, 5.00%, 06/15/43	3,755	4,437,847
Series EEE, 5.00%, 06/15/43	5,550	6,559,267
AMT, 5.13%, 09/15/23	1,520	1,608,084
AMT, 5.38%, 01/01/43	1,360	1,491,689
Series B, AMT, 6.50%, 04/01/31	2,750	2,935,818
New Jersey Economic Development Authority, Refunding RB, Series MMM, 4.00%, 06/15/36	5,000	5,696,650
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,383,664
5.00%, 07/01/33	1,450	1,755,602

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series E, 2.45%, 10/01/50	$1,500	$1,509,630
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,265	1,438,786
Series AA, 5.00%, 06/15/44	1,005	1,116,294
Series AA, 5.00%, 06/15/50	1,845	2,240,088
Series BB, 4.00%, 06/15/50	10,940	11,943,745
Series BB, 5.00%, 06/15/50	8,560	10,060,482
Series S, 5.25%, 06/15/43	4,095	4,959,659
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,441,325
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/36	575	652,872
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	900	1,088,784
Sub-Series B, 5.00%, 06/01/46	10,000	11,665,600

		90,847,324

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,160,062

New York — 6.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,344,543
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,588,441
City of New York, RB, 3rd Series, 5.40%, 01/01/22(a)	208	168,058
Dutchess County Local Development Corp. Refunding RB, Series A, 5.00%, 07/01/51(b)	820	894,735
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,210	3,231,026
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,835,413
Series C-1, 5.00%, 11/15/50	1,340	1,599,424
Series C-1, 5.25%, 11/15/55	1,980	2,407,660
Monroe County Industrial Development Corp./NY, Refunding RB, 4.00%, 12/01/39	1,200	1,403,544
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	8,000	8,129,120
Series A, 5.00%, 06/01/42	4,520	4,571,935
Series A, 5.00%, 06/01/45	1,695	1,706,051
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	4,010	4,273,497
Series A-2-B, 5.00%, 06/01/51	6,865	7,183,330
New York Liberty Development Corp., Refunding RB(b)
Series 1, Class 1, 5.00%, 11/15/44	15,115	16,081,907
Series 2, Class 2, 5.15%, 11/15/34	450	484,587
Series 2, Class 2, 5.38%, 11/15/40	1,070	1,153,160
New York State Dormitory Authority, Refunding RB(b)
5.00%, 12/01/33	590	691,279
5.00%, 12/01/35	785	909,305
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	3,750	3,812,063
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	3,000	3,282,570
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	1,295	1,588,382

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, 4.00%, 01/01/36	$5,000	$5,466,100
AMT, 5.00%, 10/01/40	3,650	4,483,514
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	4,134,926
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	537,992
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	670	787,860
Series A, 5.00%, 11/15/54	2,140	2,739,179
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,319	1,446,638
Westchester County Local Development Corp. Refunding RB, 5.13%, 07/01/55	1,100	1,119,646
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	935	1,006,649
Sub-Series C, 5.13%, 06/01/51	2,000	2,209,280

		98,271,814

North Carolina — 0.4%
North Carolina State Education Assistance Authority, RB, AMT, 3.13%, 06/01/39	2,125	2,176,786
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	3,346,590

		5,523,376

North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	2,152,853

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	25,515	28,842,666
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,536,541
County of Hardin Ohio , Refunding RB
5.00%, 05/01/30	620	650,851
5.25%, 05/01/40	1,235	1,263,282
5.50%, 05/01/50	2,895	3,013,087
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	1,800	1,836,612
5.00%, 12/01/51	4,000	4,044,280
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,890	1,958,853
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	5,000	5,475,400
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	8,980	9,479,108
State of Ohio, RB, AMT, 5.00%, 06/30/53	2,410	2,683,270

		60,783,950

Oklahoma — 1.0%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	3,903,176
Oklahoma Development Finance Authority, RB Series B, 5.00%, 08/15/38	4,585	5,413,280

24	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 5.25%, 08/15/43	$4,130	$4,905,779
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,125,810

		15,348,045

Oregon — 0.6%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	5,678,679
Series A, 5.00%, 08/15/50	2,000	2,550,100
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	877,851
Series A, 5.25%, 06/15/55	505	496,728

		9,603,358

Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	1,185	1,228,442
Series A, 5.00%, 05/01/42	2,730	2,824,403
Berks County Industrial Development Authority, Refunding RB
4.00%, 11/01/47	2,260	2,277,899
5.00%, 11/01/47	4,420	4,704,781
Berks County Municipal Authority/The, Refunding RB
Series A, 5.00%, 02/01/31	750	873,023
Series A, 5.00%, 02/01/32	790	925,280
City of Philadelphia Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/50	6,000	7,785,060
East Hempfield Township Industrial Development Authority, RB
5.00%, 07/01/34	1,000	1,019,730
5.00%, 07/01/46	1,750	1,765,557
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	968,502
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 12/01/46	1,470	1,565,917
5.38%, 01/01/50	1,865	1,883,650
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,120	1,195,040
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	895	1,012,648
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390	5,537,255

		35,567,187

Puerto Rico — 12.4%
Children’s Trust Fund, RB(d)
Series A, 0.00%, 05/15/57	63,950	4,252,036
Series B, 0.00%, 05/15/57	224,735	10,149,033
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(d)	2,000	150,000
Commonwealth of Puerto Rico, GO(g)(h)
Series A, 5.25%, 07/01/22	335	258,927
Series A, 5.00%, 07/01/23	1,250	966,146
Series A, 5.13%, 07/01/31	215	166,177
Series A, 6.00%, 07/01/38	1,210	952,370
Series B, 5.25%, 07/01/17	1,060	809,728

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.25%, 07/01/16(g)(h)	$1,135	$867,020
Series A, 5.50%, 07/01/18(g)(h)	200	152,779
Series A, 5.50%, 07/01/26	1,000	728,125
Series A, 8.00%, 07/01/35(g)(h)	22,191	15,187,520
Series A, 5.50%, 07/01/39(g)(h)	4,285	3,120,016
Series A, 6.50%, 07/01/40(g)(h)	2,610	1,954,238
Series A, 5.00%, 07/01/41(g)(h)	7,715	5,381,212
Series A, 5.75%, 07/01/41(g)(h)	385	287,788
Series C, 6.00%, 07/01/39(g)(h)	168	132,230
Series C, 6.50%, 07/01/40(g)(h)	400	299,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(b)
Series A, 5.00%, 07/01/35	4,890	5,639,539
Series A, 5.00%, 07/01/47	8,605	9,714,012
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.75%, 07/01/37	1,565	1,662,046
Series A, Senior Lien, 5.25%, 07/01/42	4,890	5,147,312
Puerto Rico Electric Power Authority, 7.50%, 01/01/22(a)	4,430	3,693,457
Puerto Rico Electric Power Authority, RB(g)(h)
Series A, 7.25%, 07/01/30	250	208,438
Series A, 7.00%, 07/01/33	8,735	7,282,806
Series A, 6.75%, 07/01/36	5,165	4,306,319
Series A, 7.00%, 07/01/40	1,000	833,750
Series A, 5.00%, 07/01/42	2,315	1,873,358
Series A, 5.05%, 07/01/42	1,080	873,964
Series A, 7.00%, 07/01/43	775	646,156
Series A-3, 10.00%, 07/01/19	748	620,564
Series B-3, 10.00%, 07/01/19	748	620,564
Series C-1, 5.40%, 01/01/18	2,054	1,662,293
Series C-2, 5.40%, 07/01/18	2,054	1,662,561
Series C-4, 5.40%, 07/01/20	208	168,058
Series CCC, 5.00%, 07/01/22	715	578,597
Series CCC, 5.00%, 07/01/25	620	501,720
Series CCC, 5.25%, 07/01/26	590	477,443
Series CCC, 5.25%, 07/01/28	1,945	1,512,293
Series TT, 5.00%, 07/01/25	3,270	2,646,169
Series TT, 5.00%, 07/01/26	455	368,198
Series TT, 5.00%, 07/01/32	380	307,506
Series WW, 5.50%, 07/01/19	890	720,211
Series WW, 5.38%, 07/01/24	815	659,519
Series WW, 5.25%, 07/01/25	1,940	1,569,898
Series WW, 5.25%, 07/01/33	315	254,906
Series WW, 5.50%, 07/01/38	415	335,829
Series WW, 5.50%, 07/01/49	335	271,091
Series XX, 5.25%, 07/01/27	230	186,122
Series XX, 5.25%, 07/01/35	705	570,504
Series XX, 5.75%, 07/01/36	200	161,845
Series XX, 5.25%, 07/01/40	8,385	6,785,360
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	619,058
Series AAA, 5.25%, 07/01/24(g)(h)	170	137,568
Series AAA, 5.25%, 07/01/25	1,865	1,437,568
Series AAA, 5.25%, 07/01/25(g)(h)	1,695	1,371,638
Series AAA, 5.25%, 07/01/28	2,000	1,541,628
Series AAA, 5.25%, 07/01/28(g)(h)	1,655	1,339,269
Series AAA, 5.25%, 07/01/29(g)(h)	190	153,753
Series UU, 3.47%, 07/01/17(a)	2,520	1,836,450
Series UU, 1.00%, 07/01/19(a)(g)(h)	125	85,816

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 1.69%, 07/01/19(a)(g)(h)	$140	$96,114
Series UU, 1.00%, 07/01/20(a)(g)(h)	1,135	827,131
Series UU, 0.86%, 07/01/31(a)(g)(h)	1,345	980,169
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	849,687
Series ZZ, 5.25%, 07/01/21(g)(h)	90	72,830
Series ZZ, 5.25%, 07/01/23(g)(h)	370	285,201
Series ZZ, 5.25%, 07/01/24	4,345	3,349,187
Series ZZ, 5.25%, 07/01/24(g)(h)	705	570,504
Series ZZ, 5.25%, 07/01/25(g)(h)	265	214,445
Series ZZ, 5.25%, 07/01/26(g)(h)	85	68,784
Series ZZ, 5.00%, 07/01/28(g)(h)	345	279,183
Series ZZ, 5.00%, 07/01/49(g)(h)	330	267,045
Puerto Rico Public Buildings Authority, Refunding RB(g)(h)
Series F, (GTD), 5.25%, 07/01/24	1,495	1,281,963
Series G, (GTD), 4.75%, 07/01/32	1,230	1,054,725
Series M, (GTD), 6.25%, 07/01/31	2,000	1,778,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	12,864	14,104,604
Series A-1, Restructured, 5.00%, 07/01/58	12,904	14,374,798
Series A-2, Restructured, 4.33%, 07/01/40	9,257	10,037,965
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,692,717
Series A-2, Restructured, 4.78%, 07/01/58	7,333	8,055,374
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	397	339,709
Series A-1, Restructured, 0.00%, 07/01/31	615	475,598
Series A-1, Restructured, 0.00%, 07/01/33	679	483,299
Series A-1, Restructured, 0.00%, 07/01/46	35,524	10,990,770
Series A-1, Restructured, 0.00%, 07/01/51	10,548	2,352,204
Series B-1, Restructured, 0.00%, 07/01/46	2,066	639,076

		194,381,833

Rhode Island — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,128,866
Series A, 5.00%, 06/01/40	5,500	6,119,300
Series B, 4.50%, 06/01/45	6,350	6,735,381
Series B, 5.00%, 06/01/50	5,650	6,100,588

		20,084,135

South Carolina — 1.9%
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,435,933
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.00%, 11/15/42	585	612,150
Series A, 5.00%, 11/15/54	280	287,725
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	670	678,120
Series A, 5.00%, 05/01/48	5,825	6,963,787

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	$3,475	$3,917,298
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	13,005	14,903,080

		29,798,093

Tennessee — 0.8%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	461,660
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(g)(h)	4,060	1,220,030
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	637,325
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	1,650	1,618,106
Series A, 5.63%, 01/01/46	1,875	1,840,762
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Series A, 5.00%, 07/01/40	925	1,084,267
Series A, 5.25%, 10/01/58	3,335	3,761,446
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Series A, 4.00%, 10/01/49	1,635	1,681,172
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	539,155

		12,843,923

Texas — 5.2%
Arlington Higher Education Finance Corp., RB
5.63%, 08/15/54(b)	6,260	6,412,744
Series A, 5.88%, 03/01/24	425	444,032
Series A, 4.63%, 08/15/46	830	832,067
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,669,296
Central Texas Regional Mobility Authority, Refunding RB, 0.00%, 01/01/31(d)	4,000	3,294,600
Central Texas Regional Mobility Authority, Refunding RB, CAB(d)
0.00%, 01/01/28	3,000	2,722,110
0.00%, 01/01/29	500	439,815
0.00%, 01/01/30	1,330	1,131,763
City of Houston Texas Airport System Revenue, RB, AMT, 5.00%, 07/15/28	2,725	3,026,221
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	687,564
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 6.63%, 07/15/38	1,110	1,130,013
Series C, AMT, 5.00%, 07/15/27	3,925	4,388,111
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,591,047
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	530,788
Series A, 5.00%, 01/01/43	520	536,411
Series A, 5.13%, 01/01/48	1,535	1,583,153

26	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	$350	$138,331
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,435,530
4.75%, 02/01/45	2,500	2,333,000
Houston Higher Education Finance Corp., RB, 6.50%, 05/15/21(e)	535	547,214
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,474,485
New Hope Cultural Education Facilities Finance Corp. RB, 10.00%, 12/01/25(b)	3,165	3,156,233
New Hope Cultural Education Facilities Finance Corp., RB
5.00%, 08/15/39(b)	420	439,769
5.00%, 08/15/49(b)	825	855,014
Series A, 5.88%, 04/01/23(e)	890	1,002,674
Series A, 6.00%, 04/01/23(e)	1,355	1,530,323
Series A, 5.00%, 07/01/57	3,000	3,027,270
New Hope Cultural Education Facilities Finance Corp., Refunding RB(b)
Series A, 5.00%, 08/15/36	2,520	2,537,363
Series A, 5.00%, 08/15/46	695	698,287
Newark Higher Education Finance Corp., RB
5.00%, 06/15/48	1,500	1,526,805
Series A, 5.50%, 08/15/35(b)	375	418,560
Series A, 5.75%, 08/15/45(b)	735	808,816
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	1,665	1,674,241
Series A, AMT, 4.00%, 01/01/50	3,600	3,618,072
Red River Health Facilities Development Corp., RB
5.13%, 01/01/41	600	606,342
7.25%, 12/15/42(g)(h)	1,330	879,883
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	10,631,434
Texas Transportation Commission, RB, CAB(d)
0.00%, 08/01/46	2,580	870,750
0.00%, 08/01/47	3,850	1,233,694
0.00%, 08/01/48	4,070	1,239,030
0.00%, 08/01/49	3,825	1,106,496
0.00%, 08/01/50	5,485	1,498,996
0.00%, 08/01/51	3,230	835,924
0.00%, 08/01/52	3,230	791,673
0.00%, 08/01/53	290	67,457
Town of Flower Mound Texas, SAB, 6.50%, 09/01/36	1,500	1,535,310

		80,938,711

Vermont(b) — 0.4%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,754,468
Series A, 4.50%, 12/01/50	3,000	3,012,570

		5,767,038

Virginia — 1.4%
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	1,015	1,025,099
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	1,358,013
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	490	524,903

Security	Par (000)	Value

Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(b) (continued)
5.00%, 03/01/45	$505	$533,083
Mosaic District Community Development Authority, TA
Series A, 6.63%, 03/01/26	515	520,176
Series A, 6.88%, 03/01/36	450	454,698
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	1,250	1,302,500
Series A, 5.25%, 01/01/54	3,750	3,960,862
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830	863,972
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	3,100,971
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	3,360	3,592,075
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 01/01/51	4,500	4,934,160

		22,170,512

Washington — 0.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	1,022,175
Washington Economic Development Finance Authority RB, 5.63%, 12/01/40(b)	5,470	5,498,991
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	999,908
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	355	379,410
6.00%, 01/01/45	940	1,002,125
5.00%, 01/01/48	2,410	2,635,624

		11,538,233

Wisconsin — 3.4%
Public Finance Authority, RB
5.00%, 12/01/35(b)	200	225,412
5.00%, 06/15/39	310	359,981
5.00%, 06/15/41(b)	925	955,470
5.00%, 01/01/42(b)	1,555	1,615,754
5.00%, 12/01/45(b)	280	308,697
6.85%, 11/01/46(b)	1,325	1,429,065
7.00%, 11/01/46(b)	805	874,214
5.00%, 06/15/49	955	1,084,937
5.63%, 06/15/49(b)	6,000	5,976,600
5.00%, 04/01/50(b)	315	360,640
5.00%, 06/15/53	645	730,662
5.00%, 06/15/55(b)	2,405	2,433,187
5.00%, 12/01/55(b)	955	1,048,112
5.00%, 01/01/56(b)	3,790	3,870,992
Series A, 5.13%, 10/01/22(e)	1,850	2,005,474
Series A, 6.25%, 10/01/31(b)	910	1,040,994
Series A, 5.00%, 06/01/40(b)	750	764,925
Series A, 5.38%, 06/01/44(b)	1,215	1,168,660
Series A, 5.38%, 07/15/47(b)	1,595	1,699,696
Series A, 7.00%, 10/01/47(b)	910	1,033,351
Series A, 5.00%, 06/01/49(b)	1,340	1,343,538
Series A, 5.63%, 06/15/49(b)	8,105	8,119,022
Series A, 5.50%, 06/01/54(b)	1,500	1,449,630
Series A-1, 4.50%, 01/01/35(b)	895	917,035
Series A-1, 5.50%, 12/01/48(b)(g)(h)	38	35,276
Series A-1, 5.00%, 01/01/55(b)	2,470	2,513,151

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series B, 0.00%, 01/01/35(b)(d)	$1,230	$512,037
Series B, 0.00%, 01/01/60(b)(d)	17,150	1,126,755
Public Finance Authority, Refunding RB
5.00%, 03/01/52(b)	1,300	1,353,872
Series A, 5.00%, 10/01/34(b)	280	305,696
Series A, 5.00%, 10/01/39(b)	680	731,558
Series B, AMT, 5.00%, 07/01/42	2,150	2,240,579
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	1,130	1,179,076
5.00%, 11/01/54	1,880	1,930,666
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	802,789

		53,547,503

Total Municipal Bonds — 91.8% (Cost: $1,339,319,340)		1,440,271,104

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Georgia — 0.2%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,140	3,562,204

Illinois — 1.0%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,480	2,559,087
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(e)	13	14,235
Series C, 4.00%, 02/15/41	6,497	7,359,605
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,874,230

		15,807,157

Maryland — 1.1%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	17,594,400

Massachusetts — 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	3,464	3,866,500

New York — 7.5%
Hudson Yards Infrastructure Corp., RB(j)
5.75%, 02/15/21(e)	1,065	1,071,310
5.75%, 02/15/47	655	659,038
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,107	3,281,426
Series C-1A, 4.20%, 11/01/44	5,694	6,014,740
Series C-1A, 4.30%, 11/01/47	4,660	4,922,068
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/31(j)	3,015	3,079,008
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,725	8,062,047
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	2,520	2,631,754
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	3,991,805
New York State Dormitory Authority, Refunding RB Series D, 4.00%, 02/15/47	17,080	20,081,468

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series E, 5.00%, 03/15/36	$21,670	$25,783,183
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,005	14,980,850
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	16,595	18,993,974
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,457,204

		117,009,875

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	2,930	3,576,534

Pennsylvania — 1.1%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	12,655,168
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	3,677	4,435,734

		17,090,902

Rhode Island — 0.2%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(e)	2,641	2,808,558

Texas — 0.2%
Lower Colorado River Authority, Refunding RB, 4.00%, 05/15/43	3,480	3,621,636

Virginia — 0.5%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	6,249	7,424,871

Washington — 0.9%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/40	2,998	3,079,925
Snohomish County Public Utility District No.1, RB, 5.00%, 12/01/45	8,664	10,364,080

		13,444,005

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,774	1,977,028

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.2% (Cost: $191,579,303)		207,783,670

Total Long-Term Investments — 105.0% (Cost: $1,530,898,643)		1,648,054,774

28	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	26,309,305	$26,314,567

Total Short-Term Securities — 1.7% (Cost: $26,310,842)		26,314,567

Total Investments — 106.7% (Cost: $1,557,209,485)		1,674,369,341

Other Assets Less Liabilities — 0.8%		12,930,741

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.5)%		(117,461,380)

Net Assets — 100.0%		$1,569,838,702

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $8,626,338. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$93,924,405	$—	$(67,610,155	)(a)	$311	$6	$26,314,567	26,309,305	$5,832	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,440,271,104	$—	$1,440,271,104
Municipal Bonds Transferred to Tender Option Bond Trusts	—	207,783,670	—	207,783,670
Short-Term Securities
Money Market Funds	26,314,567	—	—	26,314,567

	$26,314,567	$1,648,054,774	$—	$1,674,369,341

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $117,414,623 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.6%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$65,000	$77,965,550
Black Belt Energy Gas District, RB, Series A-1, 4.00%, 12/01/49(a)	220,000	254,386,000
City of Homewood Albama, Refunding GO, 5.25%, 09/01/26(b)	25,000	31,644,000
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(a)	220,000	244,263,800
Tuscaloosa County Industrial Development Authority, Refunding RB(c)
Series A, 4.50%, 05/01/32	10,795	12,008,142
Series A, 5.25%, 05/01/44	8,980	10,193,378

		630,460,870

Arizona — 2.0%
Arizona Industrial Development Authority, RB(c)
5.00%, 07/01/39	1,000	1,103,860
5.00%, 07/01/49	3,305	3,556,727
5.00%, 07/01/54	13,655	14,570,290
Series A, 5.00%, 07/01/39	1,300	1,341,262
Series A, 5.00%, 07/01/49	2,010	2,053,255
Arizona Industrial Development Authority, Refunding RB(c)
Series A, 5.25%, 07/01/37	2,830	3,055,466
Series A, 5.50%, 07/01/52	2,450	2,634,755
City of Phoenix Civic Improvement Corp., RB, 5.00%, 07/01/44	35,000	46,053,700
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(b)	3,440	4,004,160
Series A, 6.50%, 07/01/34(c)	2,000	2,209,480
Series A, 6.75%, 07/01/44(c)	3,500	3,854,410
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/45(c)	2,280	2,454,032
Industrial Development Authority of the County of Pima, RB(c)
5.00%, 06/15/47	10,400	10,522,304
5.00%, 06/15/52	19,280	19,486,489
Maricopa County Industrial Development Authority, RB
Series 2019E, 4.00%, 01/01/45	19,775	23,510,893
Series 2019F, 4.00%, 01/01/45	17,220	20,473,202
Series A, 4.00%, 01/01/41	5,150	5,983,734
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	27,000	33,247,260
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	400	445,656
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	26,730	32,845,824

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB
Series A, 4.00%, 01/01/45	$21,350	$26,050,629
Series A, 5.00%, 12/01/45	15,000	17,706,150

		277,163,538

Arkansas(c) — 0.6%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	40,990	44,155,658
AMT, 4.75%, 09/01/49	31,500	34,680,555

		78,836,213

California — 10.0%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	10,000	11,370,600
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 11/15/48	10,000	12,090,600
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 0.45%, 01/01/50(a)(c)	24,000	24,009,984
California State Public Works Board, RB, Series A, 5.00%, 09/01/39	5,000	5,776,400
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(c)	2,000	2,329,980
California Statewide Communities Development Authority, SAB, 3.00%, 09/02/30	3,510	3,559,596
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	34,565,878
City of Los Angeles California, RB, 4.00%, 06/24/21	477,600	486,268,440
City of Los Angeles Department of Airports, ARB, Series C, AMT, 5.00%, 05/15/45	16,260	20,657,517
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/44	10,000	12,407,100
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/38	19,000	24,792,340
Series A, 5.00%, 05/15/40	31,740	41,175,667
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,510	1,538,448
6.50%, 05/01/42	5,130	5,224,751
CSCDA Community Improvement Authority RB, Series A, 5.00%, 01/01/54(c)	8,950	10,156,907
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,566,223
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	19,600	20,329,512
Series A-1, 5.25%, 06/01/47	9,535	9,924,981
Series A-2, 5.00%, 06/01/47	31,735	32,916,177
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series B, 5.25%, 07/01/37	13,500	17,027,145

30	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Revenue, Refunding RB (continued)
Series B, 5.25%, 07/01/38	$15,000	$18,896,400
Series B, 5.25%, 07/01/39	7,000	8,801,660
Los Angeles Department of Water, Refunding RB
Series A, 5.25%, 07/01/39	40,000	40,005,200
Series A, 5.00%, 07/01/41	25,000	25,002,250
Series A, 5.25%, 07/01/44	19,000	23,706,870
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, 5.75%, 03/01/34	7,010	7,065,449
Series A-1, AMT, 6.25%, 03/01/34	5,250	5,295,623
Oakland Unified School District/Alameda County, GO, 6.63%, 08/01/21(b)	3,750	3,888,563
Palomar Community College District, GO, Series D, 5.25%, 08/01/45	24,540	30,865,185
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/22(b)	13,010	13,758,335
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	42,187,250
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/39	10,000	12,213,200
Series A, Subordinate, 5.25%, 08/01/47	13,645	17,358,760
San Francisco City & County Airport Comm-San Francisco International Airport Refunding RB, AMT, 5.00%, 05/01/48	10,500	12,659,745
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	32,765	40,550,292
Series A, AMT, 5.00%, 05/01/49	35,000	43,085,350
Series B, AMT, 5.00%, 05/01/41	20,000	23,515,600
Series B, AMT, 5.00%, 05/01/46	20,000	23,291,400
Series E, AMT, 5.00%, 05/01/45	19,700	24,335,016
San Joaquin County Transportation Authority, Refunding RB, Series A, 6.00%, 03/01/21(b)	12,830	12,946,496
San Ramon Valley Unified School District, GO, 4.00%, 08/01/37	23,850	26,005,086
Santa Clara Unified School District, GO, 4.00%, 07/01/48	10,000	11,254,600
State of California, Refunding GO
4.00%, 10/01/37	17,500	21,656,425
5.25%, 10/01/39	20,100	24,587,928
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	74,006,556

		1,370,627,485

Colorado — 2.3%
Arista Metropolitan District, Refunding GO, Series A, 5.13%, 12/01/48	3,500	3,657,535
Brighton Crossing Metropolitan District No 6 GOL
Series A, 5.00%, 12/01/35	525	551,623
Series A, 5.00%, 12/01/40	515	532,196
Series A, 5.00%, 12/01/50	1,500	1,524,570
Broadway Station Metropolitan District No.2, GO, Series A, 5.13%, 12/01/48	5,000	5,081,050

Security	Par (000)	Value

Colorado (continued)
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	$6,930	$7,162,779
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	2,085	2,574,683
Series A, AMT, 5.00%, 12/01/37	25,015	30,742,684
Series A, AMT, 5.00%, 12/01/38	5,250	6,435,502
Series A, AMT, 5.25%, 12/01/43	62,620	77,408,339
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	12,124,600
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	36,115	36,776,988
Colorado Educational & Cultural Facilities Authority Refunding RB(c)
5.00%, 12/01/40	990	1,060,646
5.00%, 12/01/50	1,320	1,390,528
5.00%, 12/01/55	1,540	1,615,229
Copperleaf Metropolitan District No.3, GO, Series A, 5.13%, 12/01/47	1,200	1,262,496
Cottonwood Highlands Metropolitan District No.1, GO, Series A, 5.00%, 12/01/49	900	925,083
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,253,820
Regional Transportation District Sales Tax Revenue, RB, Series A, 3.50%, 11/01/37	75,000	78,665,250
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	3,172,950
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	36,871,800
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,536,570

		312,326,921

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB(c)
Series G-1, 5.00%, 07/01/39	1,500	1,662,870
Series G-1, 5.00%, 07/01/44	2,000	2,179,940
Series G-1, 5.00%, 07/01/50	2,350	2,532,619
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	3,945	3,948,708
State of Connecticut GO(d)
3.00%, 01/15/37	9,110	10,113,193
3.00%, 01/15/38	12,000	13,265,880
3.00%, 01/15/39	16,000	17,684,640
State of Connecticut, GO, Series A, 4.00%, 01/15/38	5,000	6,031,100

		57,418,950

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, 1.25%, 10/01/45(a)	25,165	25,500,701

District of Columbia — 2.7%
District of Columbia Water & Sewer Authority, Refunding RB
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	57,835,404
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	75,563,219
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	36,376,500

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, GO (continued)
Series D, 5.00%, 06/01/42	$40,000	$49,586,800
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/36	12,000	14,849,760
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	35,480	43,053,916
Series A, 4.00%, 07/15/45	5,000	5,969,600
Series A, 5.00%, 07/15/45	22,390	29,021,918
Series B, 5.00%, 07/01/42	50,000	60,792,000

		373,049,117

Florida — 2.7%
Capital Trust Agency, Inc., RB(c)
5.00%, 07/01/54	2,095	2,288,180
Series A, 5.00%, 06/15/49	4,365	4,571,072
Central Florida Expressway Authority, RB, Series A, Senior Lien, 5.00%, 07/01/44	10,000	12,576,800
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	15,139,686
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	14,951,204
5.25%, 05/01/46	15,430	19,484,695
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	9,798,160
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	7,220	8,536,567
Series B, AMT, 5.00%, 10/01/40	100,075	119,275,389
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	6,325	7,203,226
Series A, 5.50%, 10/01/42	5,375	5,983,450
Series B, AMT, 6.25%, 10/01/38	5,000	5,692,900
Series B, AMT, 6.00%, 10/01/42	2,350	2,667,462
County of Palm Beach Florida, RB, 5.00%, 04/01/51(c)	4,770	4,834,681
Florida Development Finance Corp., RB, AMT, 7.38%, 01/01/49(c)	14,050	13,717,717
Florida Ports Financing Commission, Refunding RB, Series B, AMT, 5.13%, 06/01/27	10,010	10,198,088
Greater Orlando Aviation Authority, ARB, Sub- Series A, AMT, 5.00%, 10/01/42	49,795	59,222,189
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	10,001,425
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(c)	1,250	1,286,188
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,745	1,892,243
5.00%, 05/01/37(c)	1,655	1,814,509
5.25%, 05/01/37	2,755	3,059,538
4.70%, 05/01/39	1,160	1,269,991
5.13%, 05/01/47(c)	1,990	2,162,633
5.38%, 05/01/47	4,785	5,267,232
4.88%, 05/01/49	1,250	1,362,513
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,640,176
4.60%, 05/01/51	2,840	2,905,490

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	$8,370	$8,592,391
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(b)	11,125	11,710,064
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	875,411
Series A, 4.35%, 05/01/51	1,100	1,119,448
Series B, 4.25%, 11/01/35	1,200	1,233,096
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,848,578
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f).	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	512,720
Series A-2, 4.40%, 11/01/35	2,000	2,076,540

		376,865,461

Georgia — 0.6%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/35	10,850	12,731,498
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, 6.00%, 01/01/30	30,000	30,000,000
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/44	20,000	21,460,000
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	20,000	25,124,800

		89,316,298

Illinois — 7.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	15,895	16,423,827
Series C, 5.25%, 12/01/39	7,275	7,832,701
Series D, 5.00%, 12/01/46	35,155	37,554,477
Series H, 5.00%, 12/01/36	4,620	5,157,814
Series H, 5.00%, 12/01/46	4,475	4,953,377
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	11,160	12,960,443
Series A, 5.00%, 12/01/30	365	426,419
Series B, 5.00%, 12/01/26	2,000	2,264,760
Series B, 5.00%, 12/01/28	2,060	2,392,340
Series B, 5.00%, 12/01/29	2,000	2,345,120
Series B, 5.00%, 12/01/30	2,000	2,336,540
Series B, 4.00%, 12/01/35	11,640	11,837,414
Series C, 5.00%, 12/01/23	4,310	4,616,700
Series C, 5.00%, 12/01/24	4,445	4,859,007
Series C, 5.00%, 12/01/25	12,760	14,215,150
Series C, 5.00%, 12/01/26	3,060	3,465,083
Series F, 5.00%, 12/01/24	9,585	10,477,747
Series G, 5.00%, 12/01/34	5,000	5,611,450
Chicago Board of Education, Refunding GO, CAB(g)
Series A, 0.00%, 12/01/25	650	568,314
Series A, 0.00%, 12/01/26	4,000	3,403,040
Series A, 0.00%, 12/01/27	500	404,670
Chicago O’Hare International Airport, ARB
Series C, 3rd Lien, 6.50%, 01/01/21(b)	29,835	29,835,000
Series D, Senior Lien, 5.25%, 01/01/42	49,415	59,338,026

32	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.50%, 01/01/34	$5,380	$5,880,770
Chicago O’Hare International Airport, Refunding RB
Series A, Senior Lien, 4.00%, 01/01/37	2,000	2,350,980
Series B, Senior Lien, 5.00%, 01/01/35	4,340	5,134,307
Series B, Senior Lien, 5.00%, 01/01/38	30,000	35,858,100
Series B, Senior Lien, 5.00%, 01/01/39	59,885	71,405,676
Illinois Finance Authority RB
5.00%, 07/01/36	29,530	40,081,660
4.00%, 07/01/37	20,000	24,815,200
4.00%, 07/01/38	26,835	33,235,416
4.00%, 07/01/39	15,000	18,491,700
Illinois Finance Authority, RB
4.00%, 12/01/36	10,810	13,014,591
Series A, 6.13%, 04/01/21(b)	11,935	12,103,641
Series A, (AGM), 6.00%, 08/15/41	19,285	19,899,999
Series A, 6.00%, 08/15/41	6,500	6,707,025
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 10/01/38	24,500	26,958,330
Series A, 5.00%, 07/15/42	23,695	28,756,015
Series A, 4.00%, 10/01/49	30,000	31,623,600
Series C, 5.00%, 02/15/41	28,920	34,993,200
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	4,000	4,347,600
Series A, 5.00%, 01/01/40	18,000	21,101,580
Series A, 5.00%, 01/01/42	51,255	63,137,447
Series A, 5.00%, 01/01/45	49,245	63,386,687
Series B, 5.00%, 01/01/40	21,000	24,890,880
Series B, 5.00%, 01/01/41	28,000	33,471,200
Metropolitan Pier & Exposition Authority, Refunding RB, 5.00%, 06/15/42	5,000	5,984,500
Railsplitter Tobacco Settlement Authority, RB
6.00%, 06/01/21(b)	18,485	18,923,464
5.00%, 06/01/26	15,000	18,424,950
State of Illinois, GO
5.50%, 05/01/30	10,000	12,467,200
5.00%, 11/01/38	2,500	2,767,925
5.50%, 05/01/39	9,040	10,681,122
Series A, 5.00%, 11/01/29	27,500	33,081,950
Series A, 5.00%, 05/01/34	2,145	2,464,262
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	16,571,800
State of Illinois, Refunding GO
5.00%, 02/01/26	10,750	12,304,342
5.00%, 02/01/28	5,090	5,911,068
Series A, 5.00%, 10/01/28	19,250	22,961,015
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	5,435	5,455,762

		1,032,924,383

Indiana — 0.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,226,621
AMT, 7.00%, 01/01/44	7,330	8,050,099

		12,276,720

Iowa — 1.8%
Iowa Finance Authority, RB, 5.50%, 07/01/33	18,750	20,987,625

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	$2,500	$2,755,650
Series B, 5.25%, 12/01/50(a)	47,270	51,695,418
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.63%, 06/01/46	14,810	14,980,907
PEFA, Inc., RB, 5.00%, 09/01/49(a)	125,000	153,278,750

		243,698,350

Kentucky — 1.7%
County of Carroll Kentucky, Refunding RB, AMT, 1.20%, 10/01/34(a)	30,000	30,065,700
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 12/01/49	45,000	51,197,400
Series C-1, 4.00%, 12/01/49	82,760	94,077,430
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, 5.00%, 10/20/21	59,000	61,224,300

		236,564,830

Louisiana — 0.3%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(c)	2,435	2,137,614
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, 0.88%, 02/01/46(a)	21,580	21,660,062
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 04/01/39	1,425	1,480,931
Series A, 5.00%, 06/01/39	1,300	1,330,875
Series A, 5.00%, 04/01/49	2,800	2,866,416
Series A, 5.00%, 06/01/49	3,000	3,021,210
Series A, 5.00%, 06/01/58	4,500	4,505,895

		37,003,003

Maine — 0.0%
Maine Health & Higher Educational Facilities Authority, RB, 7.50%, 07/01/21(b)	5,365	5,475,036

Maryland — 0.2%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,834,992
Series A, 5.00%, 09/01/38	1,400	1,467,914
Maryland Economic Development Corp. TA, 4.00%, 09/01/50	5,145	5,272,750
Maryland Health & Higher Educational Facilities Authority, RB, Series B, (NPFGC), 7.00%, 07/01/22(h)	2,035	2,210,295
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 6.25%, 01/01/21(b)	11,000	11,000,000

		22,785,951

Massachusetts — 4.1%
Commonwealth of Massachusetts, GO
Series A, 5.25%, 04/01/42	42,000	52,721,760
Series A, 5.25%, 04/01/47	93,350	116,234,752
Series E, 5.25%, 09/01/43	92,000	118,473,000
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	11,027,651
Massachusetts Development Finance Agency, Refunding RB
5.00%, 10/01/37(c)	1,000	1,081,060
5.00%, 10/01/47(c)	1,250	1,342,338
Series A, 4.00%, 07/15/36	46,000	53,780,900

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB
Series B, 5.25%, 02/15/48	$70,505	$88,412,565
Sub-Series B, 4.00%, 02/15/41	12,420	13,625,113
Sub-Series B, 4.00%, 02/15/42	10,000	10,953,400
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	73,814,780
Series 1, 5.25%, 11/01/47	14,425	17,889,741

		559,357,060

Michigan — 1.3%
Michigan Finance Authority, RB, 4.00%, 02/15/44	60,000	69,495,000
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	40,000	47,664,000
Series A, 5.00%, 12/01/37	25,000	31,504,000
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	1,750	2,260,160
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	19,405,119
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	10,010	11,202,591

		181,530,870

Montana — 0.0%
City of Kalispell Montana, Refunding RB
Series A, 5.25%, 05/15/37	405	416,405
Series A, 5.25%, 05/15/47	1,500	1,516,095
Series A, 5.25%, 05/15/52	1,500	1,508,595

		3,441,095

Nebraska — 0.2%
Omaha Public Power District Nebraska City Station Unit 2, Refunding RB
Series A, 5.25%, 02/01/42	10,000	11,724,600
Series A, 5.25%, 02/01/46	10,000	11,645,100

		23,369,700

Nevada(c) — 0.0%
Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/37	875	935,856
Series A, 5.00%, 07/15/47	1,400	1,475,558
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29	345	359,263
Series A, 5.00%, 12/15/38	1,080	1,125,090

		3,895,767

New Hampshire(c) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	9,370,269
Series C, AMT, 4.88%, 11/01/42	3,700	3,839,490

		13,209,759

New Jersey — 3.2%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Series A, (NPFGC), 6.80%, 03/01/21	5,000	5,050,650
New Jersey Economic Development Authority, RB
Series A, 5.00%, 01/01/48	9,250	9,353,045
Series WW, 5.25%, 06/15/40	14,145	16,179,900
AMT, 5.13%, 09/15/23	4,125	4,364,044

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	$45,895	$56,432,492
New Jersey Health Care Facilities Financing Authority, Refunding RB
6.00%, 07/01/21(b)	33,185	34,132,432
Series A, 6.00%, 07/01/21(b)	1,200	1,234,272
Series A, 5.00%, 07/01/35	7,375	9,111,222
Series A, 5.00%, 07/01/38	11,950	14,688,223
Series A, 5.00%, 07/01/39	22,245	27,261,915
Series A, 5.00%, 07/01/43	10,000	11,937,400
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/27	215	222,301
1st Series, AMT, 5.75%, 12/01/28	175	180,936
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(b)	2,155	2,210,944
Series AA, 5.50%, 06/15/39	39,890	43,781,269
Series AA, 4.00%, 06/15/45	35,490	39,670,367
Series BB, 4.00%, 06/15/44	25,000	27,455,000
Series BB, 5.00%, 06/15/44	10,000	11,805,000
Series C, 5.25%, 06/15/32	19,810	22,680,469
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	20,110	23,470,381
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	15,000	17,310,750
State of New Jersey, GO, Series A, 4.00%, 06/01/31	10,000	12,348,000
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	18,260	21,769,755
Series A, 5.25%, 06/01/46	20,350	24,618,616

		437,269,383

New Mexico — 0.3%
City of Farmington New Mexico, Refunding RB(a)
Series C, 1.15%, 06/01/40	12,000	12,057,720
Series D, 1.10%, 06/01/40	16,000	16,062,880
Series E, 1.15%, 06/01/40	9,335	9,379,901
Series F, AMT, 1.20%, 06/01/40	2,000	2,005,320
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	205	240,369

		39,746,190

NewYork — 16.6%
Battery Park City Authority, Refunding RB, Series B, 5.00%, 11/01/38	3,265	4,289,263
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/43	54,000	66,137,040
Hudson Yards Infrastructure Corp., RB
5.25%, 02/15/47	13,645	13,712,816
5.75%, 02/15/47	3,435	3,455,541
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/37	10,420	12,602,156
Series A, 5.00%, 02/15/42	23,825	28,547,830
Long Island Power Authority, Refunding RB, Series B, 0.85%, 09/01/50(a)	17,500	17,793,825
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,825,800

34	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/55	$20,000	$24,319,800
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/37	25,000	26,741,500
Series S-1B, (SAW), 4.00%, 07/15/40	10,000	11,785,200
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	38,865,560
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 05/01/45	10,000	11,887,300
Series B-1, 4.00%, 11/01/39	30,000	35,808,900
Series B-1, 4.00%, 08/01/42	5,000	5,723,300
Series B-1, 4.00%, 11/01/42	40,000	47,214,800
Series B-1, 4.00%, 11/01/43	28,635	33,696,523
Series A-3, Subordinate, 4.00%, 05/01/41	5,000	5,874,850
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	24,515,939
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	24,859,800
New York City Water & Sewer System, RB
4.00%, 06/15/50	26,000	31,167,760
Series AA, 4.00%, 06/15/42	26,500	32,421,955
Series AA, 4.00%, 06/15/43	23,500	28,580,700
Series BB, 5.00%, 06/15/49	7,000	8,955,590
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/40	11,000	14,375,240
4.00%, 06/15/41	19,500	23,677,095
4.00%, 06/15/42	64,105	77,763,211
Series CC, 4.00%, 06/15/42	30,990	37,267,024
Series CC, 5.25%, 06/15/46	61,465	75,978,116
Series CC-1, 5.00%, 06/15/37	24,000	29,968,800
Series CC-1, 5.25%, 06/15/37	39,000	49,407,150
Series DD-2, 5.00%, 06/15/40	39,865	50,598,253
Series EE, 5.25%, 06/15/36	14,500	18,601,035
Series EE, 5.00%, 06/15/40	34,240	43,467,338
Series FF, 5.00%, 06/15/40	24,790	31,313,736
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	7,900	8,027,506
Series A, 5.00%, 06/01/45	16,695	16,803,851
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	4,325	4,525,550
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(c)	34,385	36,584,608
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	59,825	71,118,763
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/43	19,020	23,065,174
Series B, Subordinate, 5.00%, 03/31/21	129,950	131,421,034
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	6,375,100
Series A, 5.00%, 03/15/41	10,000	12,613,100
Series A, 4.00%, 03/15/45	75,000	89,274,750
Series E, 5.00%, 03/15/41	20,150	25,299,333
Series E, 5.00%, 03/15/44	10,000	12,434,800
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/42	10,000	12,435,500

Security	Par (000)	Value

NewYork (continued)
New York State Housing Finance Agency, RB, M/F Housing
(SONYMA), 0.75%, 11/01/25	$7,650	$7,654,514
Series M-2, (SONYMA FHA 542(C)), 0.75%, 11/01/25	4,380	4,382,891
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 4.00%, 01/01/38	20,965	24,973,927
Series B, Subordinate, 4.00%, 01/01/39	23,300	27,499,359
Series B, Subordinate, 4.00%, 01/01/41	29,505	34,719,419
Series B, Subordinate, 4.00%, 01/01/45	10,000	11,608,900
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	23,295	27,728,737
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/47	50,000	64,336,000
Series A, 4.00%, 03/15/42	12,000	14,142,960
Series A, 4.00%, 03/15/44	30,000	35,180,400
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	9,610	11,787,146
AMT, 5.00%, 10/01/40	27,095	33,282,414
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(c)	5,190	5,268,265
Port Authority of New York & New Jersey, ARB
217th Series, 4.00%, 11/01/41	12,390	14,691,938
217th Series, 5.00%, 11/01/44	22,500	28,591,425
218th Series, AMT, 5.00%, 11/01/32	12,415	16,102,503
218th Series, AMT, 4.00%, 11/01/41	17,705	20,600,653
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	50,000	62,280,000
Port Authority of New York & New Jersey, Refunding ARB, 169th Series, AMT, 5.00%, 10/15/36	7,195	7,438,767
Port Authority of New York & New Jersey, Refunding RB, 213th Series, 5.00%, 09/01/37 .	21,320	27,514,739
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	97,500	109,797,675
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	21,674,400
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	17,831,250
Series C, 4.00%, 11/15/41	25,000	29,630,250
Series C, 3.00%, 11/15/46	20,000	21,435,800
Series C, 3.00%, 11/15/47	15,000	16,047,300
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	9,191,949
Series B, 5.00%, 11/15/38	9,800	12,003,922
Series C-2, 5.00%, 11/15/42	75,415	93,116,409
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	20,000	22,653,400
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,761,600

		2,288,108,727

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 04/01/22(b)	23,570	24,968,172
North Carolina Medical Care Commission, RB
5.00%, 10/01/40	1,050	1,166,445

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, RB (continued)
5.00%, 10/01/45	$1,000	$1,097,570
5.00%, 10/01/50	1,500	1,634,280

		28,866,467

Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	116,015	131,145,676
County of Lucas Ohio, Refunding RB(b)
Series A, 5.75%, 11/15/21	500	523,885
Series A, 6.00%, 11/15/21	4,415	4,635,441
Series A, 6.50%, 11/15/21	12,690	13,378,179
Ohio Air Quality Development Authority, RB(c)
AMT, 4.50%, 01/15/48	1,480	1,651,754
AMT, 5.00%, 07/01/49	16,560	18,134,525
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/39	7,500	8,252,925

		177,722,385

Oregon — 0.2%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	20,000	24,926,200

Pennsylvania — 1.9%
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/27	3,250	3,708,933
5.00%, 05/01/32	3,750	4,120,987
5.00%, 05/01/42	6,305	6,808,959
Berks County Industrial Development Authority, Refunding RB
4.00%, 11/01/47	6,750	6,803,460
5.00%, 11/01/47	500	532,215
City of Philadelphia, RB, Series A, 4.00%, 06/30/21	11,350	11,556,797
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	2,055	2,192,685
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	32,500	41,321,800
Series B, 5.25%, 12/01/39	3,560	4,078,478
Series B, 5.00%, 12/01/45	9,500	12,105,850
Sub-Series A, 5.50%, 12/01/46	46,430	56,774,604
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	114,705	116,870,630

		266,875,398

Puerto Rico — 4.4%
Children’s Trust Fund, RB(g)
Series A, 0.00%, 05/15/57	300,000	19,947,000
Series B, 0.00%, 05/15/57	386,000	17,431,760
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(c)
Series A, 5.00%, 07/01/35	40,935	47,209,517
Series A, 5.00%, 07/01/47	72,080	81,369,670
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	78,205	85,747,090
Series A-1, Restructured, 5.00%, 07/01/58	98,457	109,679,129
Series A-2, Restructured, 4.33%, 07/01/40	48,060	52,116,264
Series A-2, Restructured, 4.78%, 07/01/58	50,843	55,851,544

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(g)
Series A-1, Restructured, 0.00%, 07/01/24	$4,000	$3,743,080
Series A-1, Restructured, 0.00%, 07/01/46	264,048	81,693,811
Series A-1, Restructured, 0.00%, 07/01/51	203,131	45,298,213
Series B-1, Restructured, 0.00%, 07/01/46	18,123	5,605,987

		605,693,065

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 2.88%, 12/01/35	20,850	21,185,477
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,797,500

		31,982,977

South Carolina — 1.3%
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	1,245	1,365,354
6.00%, 10/01/51	3,000	3,262,410
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	117,500	129,335,775
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	6,005	6,369,263
Series A, (AGM), 6.25%, 08/01/21(b)	1,525	1,578,116
Series A, (AGM), 6.50%, 08/01/21(b)	4,455	4,616,538
South Carolina Public Service Authority RB, 4.00%, 12/01/40	7,385	8,770,648
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/42	7,500	8,852,175
Series A, 5.00%, 12/01/43	8,600	11,013,590

		175,163,869

Tennessee — 0.7%
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/43	49,005	52,759,273
Tennergy Corp, RB, Series A, 5.00%, 02/01/50(a)	40,000	46,449,600

		99,208,873

Texas — 9.0%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/39	25,000	32,715,000
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	19,000	25,192,670
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/42	25,000	31,180,250
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(b)	29,555	30,683,410
Dallas Fort Worth International Airport, Refunding RB, 4.00%, 11/01/34	15,000	18,306,750
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(b)	3,700	4,198,353
Series B, 6.38%, 01/01/33	465	500,321
Harris County Flood Control District, Refunding GO, Series A, 4.00%, 10/01/45	15,000	18,194,100
Harris County Toll Road Authority Refunding RB, 4.00%, 08/15/45(d)	39,265	47,407,383
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,806,316

36	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	$13,495	$14,366,912
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 08/15/37(c)	2,000	2,013,220
Series A, 5.00%, 07/01/40	4,000	4,114,240
Series A, 5.13%, 08/15/47(c)	3,085	3,101,628
Series A, 5.00%, 07/01/57	7,000	7,063,630
North Texas Tollway Authority, RB, Series A, 6.00%, 09/01/21(b)	4,815	4,998,548
North Texas Tollway Authority, Refunding RB, 6.00%, 01/01/21(b)	11,490	11,490,000
Pasadena Independent School District, Refunding GO, (PSF), 5.00%, 02/15/43	20,000	21,858,000
State of Texas, RB, 4.00%, 08/26/21	700,000	717,549,000
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	35,000	43,715,700
Texas Water Development Board, RB
4.00%, 10/15/45	80,000	98,608,000
5.25%, 10/15/46	60,000	74,370,600
Series A, 5.00%, 10/15/42	10,000	12,599,800

		1,231,033,831

Utah — 1.0%
County of Utah, RB
Series A, 5.00%, 05/15/50	23,000	29,681,500
Series B, 5.00%, 05/15/46	30,000	35,571,900
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	44,970	53,641,115
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,940	4,971,567
Utah Charter School Finance Authority, Refunding RB(c)
5.25%, 06/15/37	3,795	4,275,523
5.38%, 06/15/48	4,740	5,263,248

		133,404,853

Vermont(c) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	2,041,336
Series A, 4.25%, 12/01/40	4,030	4,050,593
Series A, 4.50%, 12/01/50	2,960	2,972,403

		9,064,332

Virginia — 0.4%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	1,815	1,746,375
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	132,661
5.00%, 07/01/48	370	383,723
University of Virginia, Refunding RB, Series A-2, 3.57%, 04/01/45	6,000	6,583,020

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	$25,515	$27,277,321
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 01/01/45	17,000	18,822,740

		54,945,840

Washington — 1.7%
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	32,415	34,722,624
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	53,951,166
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	48,000	57,580,800
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	24,513,860
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	28,653,407
Washington Health Care Facilities Authority, RB(b)
Series A, 6.75%, 05/15/21	16,000	16,375,520
Series A, 5.75%, 01/01/23	21,355	23,671,590

		239,468,967

Wisconsin(c) — 0.4%
Public Finance Authority, RB
5.00%, 12/01/35	1,690	1,904,731
5.00%, 12/01/45	2,370	2,612,901
7.00%, 11/01/46	6,385	6,933,982
5.00%, 12/01/55	8,045	8,829,388
Series A, 6.25%, 10/01/31	1,715	1,961,874
Series A, 5.25%, 03/01/45	3,325	3,592,397
Series A, 7.00%, 10/01/47	1,715	1,947,468
Series A, 5.63%, 06/15/49	12,360	12,381,383
Series A, 5.38%, 07/15/52	6,760	7,173,374
Series A, 5.25%, 03/01/55	9,500	10,134,030
Public Finance Authority, Refunding RB, 5.00%, 03/01/37	760	814,849

		58,286,377

Total Municipal Bonds — 86.3% (Cost: $11,088,767,056)		11,868,865,812

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.9%
University of California, RB, Series M, 5.00%, 05/15/42	100,000	123,181,000

Nevada — 0.7%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	74,740	91,954,117

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.7%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(j)	$79,060	$99,492,266

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.3% (Cost: $282,502,646)		314,627,383

Total Long-Term Investments — 88.6% (Cost: $11,371,269,702)		12,183,493,195

	Shares

Short-Term Securities

Money Market Funds — 12.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	1,659,027,288	1,659,359,094

Total Short-Term Securities — 12.1% (Cost: $1,658,648,341)		1,659,359,094

Total Investments — 100.7% (Cost: $13,029,918,043)		13,842,852,289

Other Assets Less Liabilities — 0.2%		36,946,965

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(126,927,052)

Net Assets — 100.0%		$13,752,872,202

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2026 , is $41,561,403. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,578,972,237	$—	$(919,635,044)	(a)	$(29,577)	$51,478	$1,659,359,094	1,659,027,288	$162,175	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,624	03/22/21	$362,317	$(257,960)
Long U.S. Treasury Bond	953	03/22/21	165,048	(13,154)

				$(271,114)

38	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock National Municipal Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$271,114	$—	$271,114

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$19,653,589	$—	$19,653,589

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(832,777)	$—	$(832,777)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$748,618,266

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$11,868,865,812	$—	$11,868,865,812
Municipal Bonds Transferred to Tender Option Bond Trusts	—	314,627,383	—	314,627,383
Short-Term Securities
Money Market Funds	1,659,359,094	—	—	1,659,359,094

	$1,659,359,094	$12,183,493,195	$—	$13,842,852,289

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(271,114)	$—	$—	$(271,114)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $126,900,000 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.1%
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	$1,910	$2,425,132

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,999,452

Thrifts & Mortgage Finance — 0.4%
Community Preservation Corp., 2.87%, 02/01/30	5,760	6,022,772

Total Corporate Bonds — 0.7% (Cost: $10,585,386)		11,447,356

Municipal Bonds

Connecticut — 0.2%
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	17,378	2,519,848

Illinois — 1.0%
Chicago Board of Education, GO, 6.32%, 11/01/29	1,645	1,744,046
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	3,425	3,558,609
6.14%, 12/01/39	6,150	6,370,662
6.52%, 12/01/40	3,600	3,796,740

		15,470,057

NewYork — 78.8%
Albany County Airport Authority, Refunding RB
Series B, 4.00%, 12/15/34	235	257,003
Series B, AMT, 4.00%, 12/15/35	120	130,736
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	93,173
5.00%, 10/01/48	1,040	1,128,306
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39	6,600	8,646,525
Series B, 5.00%, 11/01/40	8,500	11,106,442
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	1,000	1,146,050
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
5.38%, 04/01/21(a)	620	627,750
6.00%, 04/01/21(a)	1,000	1,014,020
Series A, 4.50%, 06/01/27	1,000	1,119,990
Series A, 5.00%, 06/01/35	655	727,325
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	880	931,744
5.63%, 02/01/39	1,285	1,380,501
5.75%, 02/01/49	1,145	1,217,181
Series A, 4.88%, 05/01/31	750	819,653
Series A, 5.13%, 05/01/38	140	150,640
Series A, 5.50%, 05/01/48	2,175	2,344,237
Build NYC Resource Corp., Refunding RB
5.00%, 07/01/24	1,100	1,248,599
5.00%, 06/01/30	385	450,377
5.00%, 08/01/33	275	326,112
5.00%, 06/01/35	250	290,340
5.00%, 08/01/35	1,000	1,176,380
5.00%, 06/01/40	310	354,408
5.00%, 08/01/47	1,860	2,134,052
5.00%, 11/01/47	2,900	4,910,599
Series A, 5.00%, 06/01/43	325	366,444
AMT, 4.50%, 01/01/25(b)	410	432,981

Security	Par (000)	Value

NewYork (continued)
Build NYC Resource Corp., Refunding RB (continued)
AMT, 5.00%, 01/01/35(b)	$100	$110,662
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	849,321
City of New York, GO
Series A-1, 5.00%, 08/01/21(a)	400	411,112
Series B-1, 5.00%, 12/01/37	2,500	3,029,425
Series B-1, 5.00%, 10/01/39	5,845	7,155,800
Series D, 5.38%, 06/01/32	15	15,054
Series D, 5.00%, 12/01/42	2,490	3,096,589
Series E-1, 5.00%, 03/01/41	2,695	3,310,349
Series E-1, 5.00%, 03/01/44	2,140	2,606,991
Sub-Series A-1, 5.00%, 08/01/33	700	779,919
Sub-Series D-1, 5.00%, 08/01/31	935	1,042,731
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,710,190
Sub-Series G-1, 5.00%, 04/01/22(a)	1,000	1,059,860
City of New York, RB, 3rd Series, 5.40%, 01/01/22(c)(d)	277	224,563
City of New York, Refunding GO
Series C, 5.00%, 08/01/34	500	584,090
Series D, 1.62%, 08/01/28(e)	2,180	2,200,536
Series D, 1.72%, 08/01/29(e)	2,630	2,657,431
Series E, 5.00%, 02/01/23(a)	1,250	1,374,538
City of Syracuse New York, GO, Series A, AMT, (AGM), 4.75%, 11/01/31	500	513,335
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	139,941
5.00%, 05/01/39	225	239,870
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/37	1,145	1,428,101
Series B, (AGM), 5.00%, 07/01/45	4,960	6,055,515
Series C, 5.00%, 10/01/29	500	623,460
County of Nassau New York, Refunding GO, Series B, 5.00%, 04/01/35	3,600	4,357,692
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,135,570
5.00%, 07/01/44	2,000	2,249,800
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	955	1,158,348
5.00%, 07/01/48	1,435	1,727,051
Series A, 5.00%, 07/01/24(a)	750	874,755
Series B, 4.00%, 07/01/41	10,050	10,902,943
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/42	1,980	2,398,849
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,625,097
Geneva Development Corp., RB, 5.25%, 09/01/23(a)	160	181,427
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	643,946
5.00%, 10/01/35	265	297,778
5.00%, 07/01/47	2,165	2,555,090
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/21(a)	675	679,192
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/35	2,500	3,039,250
Series A, 5.00%, 02/15/36	2,000	2,423,740
Series A, 5.00%, 02/15/39	2,500	3,014,175
Series A, 5.00%, 02/15/42	27,495	32,945,334

40	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Long Island Power Authority, RB
5.00%, 09/01/36	$1,080	$1,349,503
5.00%, 09/01/37	2,000	2,547,220
5.00%, 09/01/38	4,200	5,329,590
5.00%, 09/01/39	8,000	10,120,080
Series A, (AGM), 5.00%, 05/01/21(a)	500	507,775
Series B, 1.65%, 09/01/49(d)	5,000	5,196,150
Series C, (AGC), 5.25%, 09/01/29	3,500	4,738,300
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	2,075	2,498,175
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(a)	1,000	1,041,700
Series A, 5.00%, 11/15/35	2,500	3,075,375
Series A, 5.00%, 11/15/42	5,000	6,045,400
Series A-1, 5.25%, 11/15/23(a)	1,040	1,190,082
Series B, 5.25%, 11/15/33	500	554,840
Series B, 5.25%, 11/15/38	1,855	2,041,242
Series B, 5.25%, 11/15/39	5,795	6,363,374
Series B, 5.25%, 11/15/44	2,125	2,322,136
Series E, 5.00%, 11/15/38	2,350	2,539,410
Sub Series D-1, 5.00%, 11/15/39	4,250	4,657,702
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,817,396
Sub-Series B-1, 5.00%, 11/15/21(a)	760	791,692
Metropolitan Transportation Authority, Refunding RB
Series A, 5.25%, 11/15/35	5,000	6,166,450
Series A, (AGM), 5.00%, 11/15/44	14,900	17,988,621
Series B, 5.00%, 11/15/35	1,750	1,994,895
Series B, 5.00%, 11/15/37	1,500	1,705,650
Series B-1, 5.00%, 11/15/36	13,500	16,406,010
Series D, 5.25%, 11/15/23(a)	670	766,689
Series D, 5.00%, 11/15/35	2,500	2,926,500
Series F, 5.00%, 11/15/30	1,500	1,588,395
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	788,132
(SAW), 5.00%, 05/01/33	2,885	3,662,248
(SAW), 5.00%, 05/01/34	2,375	3,006,085
4.00%, 12/01/41	100	109,128
5.00%, 12/01/46	4,960	5,677,762
Monroe County Industrial Development Corp., Refunding RB
(FHA INS), 5.50%, 08/15/40	1,325	1,332,857
Series A, 5.00%, 07/01/23(a)	1,360	1,522,520
Series A, 5.00%, 07/01/32	300	374,316
Series A, 5.00%, 07/01/33	350	435,306
Series A, 5.00%, 07/01/34	350	434,343
Series A, 5.00%, 07/01/35	800	987,904
Series A, 5.00%, 07/01/36	1,000	1,233,550
Series A, 5.00%, 07/01/37	500	615,735
Series A, 5.00%, 12/01/37	370	395,919
Series A, 4.00%, 07/01/50	2,500	2,952,850
Series C, 5.05%, 07/01/28	1,000	1,244,500
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,754,674
New York City Health and Hospitals Corp., Refunding RB, Series A, 5.00%, 02/15/30	1,000	1,004,430
New York City Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 02/15/48	1,270	1,321,778
New York City Housing Development Corp., RB
4.15%, 11/01/46	2,805	3,052,036
1.75%, 05/01/59(d)	11,000	11,110,110

Security	Par (000)	Value

NewYork (continued)
New York City Housing Development Corp., RB (continued)
Series C-2A, 2.35%, 07/01/22	$7,500	$7,520,850
Series K, 3.85%, 11/01/38	4,000	4,400,480
Series K, 4.00%, 11/01/48	4,000	4,322,680
Series L, 2.75%, 05/01/50(d)	6,500	6,784,375
New York City Housing Development Corp., RB, M/F Housing
4.38%, 11/01/33	3,680	4,232,405
Series B-1, 5.25%, 07/01/30	500	554,180
Series B-1, 5.25%, 07/01/32	2,755	3,046,589
Series B-1, 5.00%, 07/01/33	650	714,721
New York City Housing Development Corp., Refunding RB, Series B-1B, 2.10%, 11/01/58(d)	3,655	3,715,161
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, 4.10%, 11/01/38	2,500	2,910,550
New York City Industrial Development Agency, RB
(AMBAC), 5.00%, 01/01/31	1,000	1,002,260
(AMBAC), 5.00%, 01/01/39	2,175	2,178,067
(AGC), 6.38%, 01/01/39	1,555	1,561,189
(AGC), 0.00%, 03/01/42(f)	5,500	2,962,300
(AGC), 0.00%, 03/01/43(f)	2,000	1,035,600
(AGC), 0.00%, 03/01/45(f)	2,450	1,170,194
(AMBAC), 5.00%, 01/01/46	965	966,226
(AGC), 6.50%, 01/01/46	700	702,786
New York City Industrial Development Agency, RB, CAB, (AGC), 0.00%, 03/01/41(f)	4,155	2,326,177
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	2,210	2,317,273
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/43	1,715	2,113,189
Series S, Subordinate, (SAW), 5.00%, 07/15/40	4,000	4,701,360
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,806,560
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	5,865	6,945,450
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,656,368
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,776,830
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	6,235,450
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	8,759,380
Series S-4A, Subordinate, (SAW), 5.25%, 07/15/35	9,165	11,744,306
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.25%, 08/01/37	10,000	12,787,700
Series A-1, 5.00%, 11/01/38	1,000	1,124,020
Series A-2, 5.00%, 08/01/38	490	602,916
Series A-E1, 5.00%, 02/01/36	3,500	4,284,945
Series C-4, 0.02%, 11/01/36(d)	1,400	1,400,000
Series E-1, 5.00%, 02/01/39	1,500	1,788,555
Series E-1, 5.00%, 02/01/41	3,000	3,474,780
Sub-Series A-1, 5.00%, 08/01/40	13,360	16,700,802
Sub-Series B-1, 5.00%, 11/01/35	200	229,472
Sub-Series B-1, 5.00%, 11/01/36	680	779,566
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,945,400
Sub-Series B-1, 4.00%, 11/01/45	10,000	11,695,400
Sub-Series E-1, 5.00%, 02/01/42	650	681,083
Series A-3, Subordinate, 4.00%, 05/01/43	5,000	5,838,150

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued) Series C-3, Subordinate, 5.00%, 05/01/41	$7,100	$8,803,929
New York City Trust for Cultural Resources, Refunding RB, Series A, 5.00%, 07/01/32	500	577,630
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/42	5,000	6,117,350
Series DD, 5.25%, 06/15/47	2,455	3,084,707
New York City Water & Sewer System, Refunding RB
4.00%, 06/15/40	5,000	6,047,500
Series BB, 5.00%, 06/15/47	2,000	2,168,300
Series BB-2, 0.02%, 06/15/49(d)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/40	4,850	6,155,814
Series EE, 5.00%, 06/15/37	2,735	3,442,982
Series EE, 5.25%, 06/15/37	1,075	1,365,562
Series EE, 5.00%, 06/15/40	8,355	10,606,589
Series FF, 5.00%, 06/15/40	11,500	14,526,340
Series HH, 5.00%, 06/15/39	1,000	1,192,640
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	5,000	5,977,050
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(f)	5,500	1,705,165
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/35	3,500	4,025,035
5.00%, 11/15/40	7,690	8,774,213
5.00%, 11/15/45	8,490	9,667,223
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	2,200	2,235,508
Series A, 5.00%, 06/01/42	3,775	3,818,375
Series A, 5.00%, 06/01/45	895	900,835
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	6,350	6,767,258
Series A-2-B, 5.00%, 06/01/51	3,955	4,138,393
Series B, 5.00%, 06/01/28	90	109,931
Series B, 5.00%, 06/01/29	105	127,960
Series C, 4.00%, 06/01/51	4,055	4,029,575
New York Liberty Development Corp., RB, 5.50%, 10/01/37	780	1,181,279
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,610	2,710,903
5.25%, 10/01/35	9,365	13,612,402
5.00%, 11/15/44	1,500	1,556,550
5.75%, 11/15/51	1,590	1,660,421
2.45%, 09/15/69	10,000	10,196,800
2.63%, 09/15/69	10,000	10,203,900
2.80%, 09/15/69	12,500	12,201,875
Class 1, 4.00%, 09/15/35	745	777,981
Class 2, 5.00%, 09/15/43	3,585	3,770,811
Class 3, 5.00%, 03/15/44	2,240	2,354,979
Series 1, Class 1, 5.00%, 11/15/44(b)	12,570	13,374,103
Series 2, Class 2, 5.38%, 11/15/40(b)	520	560,414
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(a)	600	625,020
New York State Dormitory Authority, RB (AGM), 5.00%, 05/01/21(a)	120	121,878
5.00%, 07/01/26	1,015	1,038,162
5.00%, 12/01/40(b)	1,300	1,436,578
5.00%, 01/01/42	5,000	5,468,950
5.00%, 07/01/42	750	795,495
5.00%, 12/01/45(b)	1,700	1,854,649

Security	Par (000)	Value

NewYork (continued)
New York State Dormitory Authority, RB (continued) 1st Series, (AMBAC), 5.50%, 07/01/40	$500	$759,800
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	649,325
Series A, 5.25%, 07/01/21(a)	500	512,380
Series A, (NPFGC), 5.15%, 07/01/24	250	276,198
Series A, 4.13%, 01/01/30	1,600	1,688,064
Series A, 5.00%, 07/01/33	1,000	1,244,910
Series A, 5.25%, 01/01/34	250	271,995
Series A, 5.00%, 02/15/36	9,000	10,894,950
Series A, 5.00%, 02/15/38	5,000	6,029,950
Series A, 5.50%, 01/01/39	500	541,540
Series A, 5.00%, 03/15/39	1,630	2,038,331
Series A, 5.00%, 03/15/40	2,500	3,052,125
Series A, 5.00%, 03/15/43	4,995	6,057,337
Series A, 5.00%, 07/01/43	8,065	9,765,828
Series A, 5.50%, 01/01/44	2,000	2,130,160
Series A, 4.00%, 07/01/44	2,060	2,405,132
Series G, 5.00%, 08/15/32	1,975	2,031,663
New York State Dormitory Authority, RB, BAB, Series D, 5.50%, 03/15/30	2,990	3,771,167
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(b)	100	121,759
5.00%, 07/01/28	500	520,955
5.00%, 07/01/29	375	429,848
5.00%, 07/01/30	300	343,620
5.00%, 07/01/32	365	451,282
5.00%, 07/01/34	320	393,142
5.00%, 07/01/35	350	428,813
5.00%, 07/01/36	275	335,775
4.00%, 07/01/38	110	123,851
4.00%, 07/01/39	140	157,112
4.00%, 07/01/40	325	363,600
5.00%, 07/01/41	450	541,499
5.00%, 07/01/42	300	310,038
5.00%, 07/01/44	1,190	1,339,416
4.00%, 07/01/45	810	891,486
Series A, 5.00%, 05/01/21(a)	3,000	3,046,950
Series A, 5.00%, 07/01/22(a)	1,895	2,031,118
Series A, 5.25%, 07/01/23(a)	5,590	6,292,662
Series A, 5.00%, 07/01/24(a)	1,000	1,164,640
Series A, 5.00%, 05/01/27	980	1,045,229
Series A, 5.00%, 07/01/28	250	255,928
Series A, 5.25%, 07/01/29	135	138,367
Series A, 5.00%, 05/01/32	1,270	1,477,797
Series A, 5.00%, 07/01/33	470	562,712
Series A, 5.00%, 07/01/36	1,850	2,233,653
Series A, 5.00%, 07/01/37	350	396,246
Series A, 5.00%, 07/01/38	1,005	1,208,040
Series A, 5.25%, 03/15/39	7,250	9,243,895
Series A, 5.00%, 07/01/41	500	586,780
Series A, 5.00%, 07/01/42	2,000	2,374,700
Series A, 5.00%, 05/01/43	1,570	1,783,410
Series A, 5.00%, 07/01/43	1,000	1,168,540
Series B, 5.00%, 08/15/27(a)	5	6,493
Series B, 5.00%, 10/01/38	10,000	12,551,800
Series C, 4.00%, 07/01/49	5,000	5,853,600
Series E, 5.00%, 03/15/40	5,645	7,110,442
Series E, 5.00%, 03/15/41	3,615	4,538,813
New York State Energy Research & Development Authority, Refunding RB, Series C, 2.63%, 04/01/34(d)	20,000	20,983,400

42	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/32	$5,000	$5,579,050
Series B, 5.00%, 06/15/31	1,000	1,021,460
Series B, 5.00%, 06/15/36	1,000	1,021,220
New York State Housing Finance Agency, RB
Series C, (SONYMA GNMA/FNMA/FHLMC), 2.75%, 11/01/31	1,000	1,048,120
Series E, (SONYMA), 2.13%, 11/01/23	2,500	2,522,875
Series I, (SONYMA/FNMA), 1.75%, 05/01/24	3,000	3,038,280
Series P, 1.60%, 11/01/24	20,000	20,198,600
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	646,858
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	877,756
New York State Housing Finance Agency, RB, M/F Housing
(SONYMA), 0.75%, 11/01/25	1,460	1,460,861
Series B, (SONYMA), 2.35%, 05/01/22	5,000	5,036,300
Series D, (SONYMA), 2.05%, 05/01/23	5,250	5,253,622
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	165	179,612
Series M-2, (SONYMA FHA 542(C)), 0.75%, 11/01/25	835	835,551
Series A, AMT, (SONYMA), 5.00%, 02/15/39	2,260	2,266,622
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA FANNIE MAE), 3.85%, 11/01/39	4,425	4,952,106
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	1,000	1,058,700
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	7,440	8,756,434
Series A, Junior Lien, 5.25%, 01/01/56	10,000	11,743,700
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(a)	940	984,986
Series J, 5.00%, 01/01/41	5,750	6,462,310
Series K, 5.00%, 01/01/29	5,000	5,877,950
Series K, 5.00%, 01/01/31	2,500	2,933,000
Series K, 5.00%, 01/01/32	1,500	1,758,480
Series L, 5.00%, 01/01/33	2,065	2,587,879
Series L, 5.00%, 01/01/34	910	1,136,171
Series L, 5.00%, 01/01/35	1,050	1,305,906
Series B, Subordinate, 4.00%, 01/01/38	5,615	6,688,700
Series B, Subordinate, 4.00%, 01/01/39	1,665	1,965,083
Series B, Subordinate, 4.00%, 01/01/41	4,900	5,765,977
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,741,335
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	275,470
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/38	5,000	6,096,650
Series B, 2.77%, 03/15/31	7,500	8,021,475
Series C-3, 5.00%, 03/15/39	5,000	6,169,700
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/31	7,100	7,622,844
Series A, AMT, 5.00%, 07/01/34	250	278,030
Series A, AMT, 5.00%, 07/01/41	750	817,163
Series A, AMT, 5.00%, 07/01/46	1,500	1,630,890
Series A, AMT, 5.25%, 01/01/50	17,140	18,754,417
New York Transportation Development Corp., RB AMT, 5.00%, 01/01/33	1,000	1,183,290

Security	Par (000)	Value

NewYork (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 10/01/35	$1,125	$1,379,869
AMT, 5.00%, 10/01/40	3,040	3,734,214
Niagara Area Development Corp., Refunding RB(b)
Series B, 3.50%, 11/01/24	1,000	1,002,580
Series A, AMT, 4.75%, 11/01/42	7,990	8,110,489
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,859,039
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	486,820
AMT, 5.00%, 04/01/33	375	454,335
AMT, 5.00%, 04/01/34	225	271,692
AMT, 5.00%, 04/01/35	200	240,342
AMT, 5.00%, 04/01/36	210	251,353
AMT, 5.00%, 04/01/37	250	298,363
AMT, 5.00%, 04/01/38	250	297,778
AMT, 5.00%, 04/01/39	175	207,996
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,353,297
5.25%, 05/15/40	1,250	1,292,575
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	147,802
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	377,687
Series A, 5.00%, 07/01/42	220	230,232
Orange County Industrial Development Agency, RB, Series G-1, (ACA), 4.90%, 07/01/21	460	461,472
Port Authority of New York & New Jersey, ARB
6.00%, 12/01/42	2,500	2,503,550
218th Series, AMT, 4.00%, 11/01/41	8,090	9,413,119
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	150	168,800
178th Series, AMT, 5.00%, 12/01/32	2,270	2,550,413
178th Series, AMT, 5.00%, 12/01/43	285	314,366
193rd Series, AMT, 5.00%, 10/15/34	3,445	4,055,109
195th Series, AMT, 5.00%, 04/01/36	4,680	5,597,467
202nd Series, AMT, 5.00%, 10/15/36	3,000	3,623,850
202nd Series, AMT, 5.00%, 04/15/37	5,000	6,034,850
206th Series, AMT, 5.00%, 11/15/37	1,525	1,859,082
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,000	1,032,660
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,133,380
Series 197, AMT, 5.00%, 11/15/36	3,000	3,591,870
Series 197, AMT, 5.00%, 11/15/41	1,250	1,480,900
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	532,215
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,929,450
St. Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	500	511,915
St. Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,870,875
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,216,700
State of New York Mortgage Agency, Refunding RB
218th Series, AMT, 3.25%, 04/01/30	1,380	1,508,657
Series 209, AMT, 3.35%, 04/01/29	4,385	4,810,126

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 213, 4.10%, 10/01/38	$4,145	$4,637,094
Series 213, 4.20%, 10/01/43	15	16,775
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	385	436,247
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	5,815	6,301,832
Tompkins County Development Corp., Refunding RB
4.25%, 07/01/44	1,595	1,604,060
5.00%, 07/01/44	1,145	1,222,047
Triborough Bridge & Tunnel Authority, RB, Series B-3, 5.00%, 11/15/33	500	601,430
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 01/01/22(a)	500	523,925
Series A, 5.00%, 11/15/50	1,000	1,151,950
Series B, 5.00%, 11/15/37	10,070	12,366,363
Series C, 5.00%, 11/15/37	6,000	7,584,780
Series C-2, 5.00%, 11/15/42	1,595	1,969,378
Troy Capital Resource Corp., Refunding RB
5.00%, 08/01/28	2,690	3,170,353
5.00%, 08/01/32	1,000	1,160,530
4.00%, 08/01/35	1,110	1,201,697
4.00%, 09/01/40	160	180,640
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	885	1,018,334
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	956,784
Series A, 5.00%, 06/01/33	3,000	3,659,070
Series A, 5.00%, 06/01/36	5,835	7,030,183
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/37	5,000	6,065,150
Series TE, Restructured, 5.00%, 12/15/32	1,000	1,139,260
Series TE, Restructured, 5.00%, 12/15/41	16,760	18,983,549
Westchester County Healthcare Corp., Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(a)	5,135	5,339,527
Series B, Senior Lien, 6.00%, 11/01/30	110	110,386
Westchester County Local Development Corp., Refunding RB
4.00%, 01/01/23	170	174,056
5.00%, 01/01/28	1,805	1,894,041
5.00%, 01/01/34	1,375	1,428,914
5.00%, 11/01/34	500	569,595
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	5,965	6,422,098
Sub-Series C, 5.13%, 06/01/51	2,375	2,623,520
Yonkers Economic Development Corp., RB
Series A, 4.00%, 10/15/29	200	214,722
Series A, 5.00%, 10/15/39	580	652,622
Series A, 5.00%, 10/15/49	460	508,640
Series A, 5.00%, 10/15/54	300	329,931
Yonkers Industrial Development Corp., RB AMT, (SONYMA), 5.25%, 04/01/37	585	586,954
Series A, AMT, (SONYMA), 4.80%, 10/01/26	490	491,504
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,644,969

		1,219,266,180

Security	Par (000)	Value

Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	$9,215	$10,416,820

Puerto Rico — 8.6%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(f)	49,700	2,244,452
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	225	227,453
Commonwealth of Puerto Rico, GO(c)(g)
Series A, 5.25%, 07/01/22	440	340,083
Series A, 5.25%, 07/01/26	150	115,938
Series A, 5.13%, 07/01/31	1,560	1,205,751
Series A, 5.38%, 07/01/33	475	367,136
Series A, 6.00%, 07/01/38	1,885	1,483,651
Series B, 5.25%, 07/01/17	205	156,598
Commonwealth of Puerto Rico, Refunding GO(c)(g)
Series A, 5.50%, 07/01/18	330	252,085
Series A, 5.50%, 07/01/32	545	421,240
Series A, 6.00%, 07/01/34	445	333,194
Series A, 8.00%, 07/01/35	13,150	8,999,860
Series A, 5.50%, 07/01/39	4,190	3,050,844
Series A, 5.00%, 07/01/41	6,765	4,718,587
Series A, 5.75%, 07/01/41	520	388,700
Series B, 6.00%, 07/01/39	750	590,312
Series C, 6.00%, 07/01/39	220	173,158
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	355	370,421
Series A, Senior Lien, 5.13%, 07/01/37	100	105,241
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, Senior Lien, 6.15%, 07/01/38	100	100,112
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(c)(g)	1,860	1,505,160
Series A, 7.00%, 07/01/33(c)(g)	1,025	854,594
Series A, 6.75%, 07/01/36(c)(g)	3,560	2,968,150
Series A, 5.00%, 07/01/42(c)(g)	3,150	2,549,062
Series A, 7.00%, 07/01/43(c)(g)	410	341,838
Series A-3, 10.00%, 07/01/19(c)(g)	999	829,213
Series B-3, 10.00%, 07/01/19(c)(g)	999	829,213
Series C-1, 5.40%, 01/01/18(c)(g)	2,745	2,221,196
Series C-2, 5.40%, 07/01/18(c)(g)	2,745	2,221,555
Series C-4, 5.40%, 07/01/20(c)(g)	278	224,563
Series CCC, 5.25%, 07/01/26(c)(g)	770	623,104
Series CCC, 5.25%, 07/01/28(c)(g)	440	356,059
Series D-4, 7.50%, 07/01/20	762	635,318
Series TT, 5.00%, 07/01/25(c)(g)	210	169,937
Series TT, 5.00%, 07/01/26(c)(g)	565	457,213
Series TT, 5.00%, 07/01/32(c)(g)	470	380,336
Series WW, 5.50%, 07/01/19(c)(g)	1,145	926,564
Series WW, 5.38%, 07/01/22(c)(g)	605	489,582
Series WW, 5.38%, 07/01/24(c)(g)	385	311,552
Series WW, 5.25%, 07/01/33(c)(g)	420	339,875
Series WW, 5.50%, 07/01/38(c)(g)	520	420,798
Series WW, 5.50%, 07/01/49(c)(g)	435	352,013
Series XX, 5.25%, 07/01/27(c)(g)	285	230,629
Series XX, 5.25%, 07/01/35(c)(g)	185	149,707
Series XX, 5.75%, 07/01/36(c)(g)	260	210,399
Series XX, 5.25%, 07/01/40(c)(g)	5,345	4,325,313

44	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(c)(g)	$990	$801,134
Series AAA, 5.25%, 07/01/23(c)(g)	2,670	2,160,633
Series AAA, 5.25%, 07/01/24(c)(g)	225	182,076
Series AAA, 5.25%, 07/01/28(c)(g)	5,655	4,576,173
Series AAA, 5.25%, 07/01/29(c)(g)	235	190,168
Series BBB, 5.40%, 07/01/28(c)(g)	1,240	1,003,440
Series UU, 1.00%, 07/01/19(c)(d)(g)	165	113,278
Series UU, 1.69%, 07/01/19(c)(d)(g)	185	127,008
Series UU, 1.00%, 07/01/20(c)(d)(g)	1,475	1,074,906
Series UU, 0.86%, 07/01/31(c)(d)(g)	1,755	1,278,956
Series ZZ, 5.25%, 07/01/19(c)(g)	1,370	1,108,640
Series ZZ, 5.00%, 07/01/20	2,220	1,796,482
Series ZZ, 5.25%, 07/01/21(c)(g)	3,420	2,767,553
Series ZZ, 5.25%, 07/01/24(c)(g)	875	708,073
Series ZZ, 5.25%, 07/01/26(c)(g)	110	89,015
Series ZZ, 5.00%, 07/01/28(c)(g)	435	352,013
Series ZZ, 5.00%, 07/01/49(c)(g)	430	347,967
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(c)(g)	1,860	1,505,160
Puerto Rico Public Buildings Authority, Refunding RB(c)(g)
Series F, (GTD), 5.25%, 07/01/24	260	222,950
Series M-2, (GTD), 10.00%, 07/01/34	490	411,600
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	13,005	14,259,202
Series A-1, Restructured, 5.00%, 07/01/58	4,635	5,163,297
Series A-2, Restructured, 4.33%, 07/01/40	11,162	12,103,962
Series A-2, Restructured, 4.54%, 07/01/53	49	53,033
Series A-2, Restructured, 4.78%, 07/01/58	9,339	10,258,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/29	490	419,288
Series A-1, Restructured, 0.00%, 07/01/31	582	450,078
Series A-1, Restructured, 0.00%, 07/01/33	841	598,607
Series A-1, Restructured, 0.00%, 07/01/46	53,137	16,440,056
Series A-1, Restructured, 0.00%, 07/01/51	2,919	650,937
Series B-1, Restructured, 0.00%, 07/01/46	2,677	828,076

		132,610,505

Total Municipal Bonds — 89.3% (Cost: $1,271,724,225)		1,380,283,410

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

NewYork — 13.5%
City of New York, GO
Sub-Series 1-I, 5.00%, 03/01/32	991	1,128,989
Sub-Series F-1, 5.00%, 04/01/39	10,000	12,367,297
Sub-Series I-1, 5.00%, 03/01/36	1,750	1,988,786
Sub-Series-D1, Series D, 5.00%, 12/01/43(i)	1,010	1,252,703
Hudson Yards Infrastructure Corp., RB(i)
5.75%, 02/15/21(a)	1,826	1,837,423
5.75%, 02/15/47	1,123	1,130,327
Metropolitan Transportation Authority, Refunding RB, Series B-1, 5.00%, 11/15/51	10,000	11,764,496

Security	Par (000)	Value

NewYork (continued)
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	$640	$713,978
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 08/01/36	3,001	3,637,552
Sub-Series D-1, 5.00%, 11/01/38	2,475	2,567,367
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,225,039
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/38(i)	7,504	9,431,220
Series BB, 5.00%, 06/15/44	5,252	5,475,911
Series HH, 5.00%, 06/15/32	5,340	5,453,208
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	4,091,532
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,125	7,435,869
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	1,050	1,107,760
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	872	1,017,726
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	5,000	6,373,800
Series A, 5.00%, 02/15/34	10,000	12,178,196
Series A, 5.00%, 03/15/39	15,393	18,887,475
Series C, 5.00%, 03/15/41	1,000	1,008,860
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	1,995	2,419,117
Series C, 5.00%, 03/15/39	9,000	11,254,590
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/31	2,160	2,230,654
Series B, Subordinate, 4.00%, 01/01/53(i)	1,156	1,334,225
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/47	1,497	1,721,990
Series A-1, 5.00%, 03/15/32	1,499	1,650,606
New York State Urban Development Corp., Refunding RB
Series A, 4.00%, 03/15/37	8,740	9,882,231
Series A, 5.00%, 03/15/45	6,004	7,019,760
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	479	548,312
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	991	1,113,408
194th Series, 5.25%, 10/15/55	2,310	2,730,304
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	2,250	2,329,785
Consolidated, Series 211, 5.00%, 09/01/48	960	1,177,968
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	1,245	1,454,770
Series A, 4.00%, 10/15/32	1,440	1,621,627
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(i)	1,606	1,888,312
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	11,932,000
Series A, 5.00%, 11/15/46	500	590,705
Series B, 5.00%, 11/15/38	9,000	11,024,010
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/41	7,800	9,820,824
Series A, 5.00%, 12/15/34	5,000	6,155,300

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Utility Debt Securitization Authority, Refunding RB (continued)
Series A, Restructured, 5.00%, 12/15/35	$1,000	$1,226,210
Series B, 4.00%, 12/15/35	1,580	1,838,346

		208,040,568

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.5% (Cost: $191,306,943)		208,040,568

Total Long-Term Investments — 103.5% (Cost: $1,473,616,554)		1,599,771,334

	Shares

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(j)(k)	38,883,280	38,883,280

Total Short-Term Securities — 2.5% (Cost: $38,879,771)		38,883,280

Total Investments — 106.0% (Cost: $1,512,496,325)		1,638,654,614

Other Assets Less Liabilities — 0.8%		12,443,192

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.8)%		(105,020,142)

Net Assets — 100.0%		$1,546,077,664

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Non-income producing security.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to February 15, 2047, is $9,328,947. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$72,755,940	$—	$(33,875,105)	(a)	$2,445	$—	$38,883,280	38,883,280	$3,330	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,030	03/22/21	$280,299	$(107,567)
Long U.S. Treasury Bond	833	03/22/21	144,265	1,032,930

				$925,363

46	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,032,930	$—	$1,032,930

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$107,567	$—	$107,567

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(1,320,628)	$—	$(1,320,628)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$7,576,606	$—	$7,576,606

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$531,444,422

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$11,447,356	$—	$11,447,356
Municipal Bonds	—	1,380,283,410	—	1,380,283,410
Municipal Bonds Transferred to Tender Option Bond Trusts	—	208,040,568	—	208,040,568
Short-Term Securities
Money Market Funds	38,883,280	—	—	38,883,280

	$38,883,280	$1,599,771,334	$—	$1,638,654,614

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,032,930	$—	$—	$1,032,930
Liabilities
Interest Rate Contracts	(107,567)	—	—	(107,567)

	$925,363	$—	$—	$925,363

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock NewYork Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $104,986,678 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

48	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) December 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.5%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$478,789
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	225	248,557
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/21	1,950	2,026,323
Series A, 4.00%, 07/01/46(a)	325	328,715
Series A-1, 4.00%, 06/01/22	825	865,821
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	680,109
4.00%, 12/01/23	375	410,389
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/22	1,760	1,846,680
Series A, 4.00%, 06/01/23	2,225	2,410,387
Series A, 4.00%, 06/01/49(a)	8,715	9,676,177

		18,971,947

Alaska — 0.4%
Alaska Municipal Bond Bank Authority, Refunding RB
5.00%, 12/01/22	750	809,573
5.00%, 12/01/23	2,000	2,240,600

		3,050,173

Arizona — 0.8%
Glendale Union High School District No.205, GO, Series C, 5.00%, 07/01/22	1,000	1,067,520
Industrial Development Authority of the County of Yavapai, RB, Series A, 0.13%, 09/01/35(a)	3,500	3,500,000
Maricopa County Industrial Development Authority, Refunding RB
Series A, 5.00%, 09/01/21	770	793,385
Series A, 5.00%, 09/01/22	750	807,120

		6,168,025

California — 1.2%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	576,513
Series A, 4.00%, 06/01/23	450	489,249
Series A, 5.00%, 06/01/24	600	693,270
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/21	1,305	1,354,929
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	578,566
Series A, 5.00%, 04/01/24	485	555,994
City of Long Beach California Harbor Revenue, ARB, Series C, 4.00%, 07/15/21	4,770	4,862,252

		9,110,773

Colorado — 0.1%
Regional Transportation District, Refunding RB
5.00%, 01/15/24	350	395,367
5.00%, 07/15/24	350	402,014

		797,381

Connecticut — 6.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series I-1, 5.00%, 07/01/21	700	715,022
Series S, 5.00%, 07/01/21	1,030	1,052,207

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/21	$1,500	$1,546,500
Series A, 5.00%, 08/01/22	900	966,402
Series A, 5.00%, 10/01/22	340	367,700
Series A, 5.00%, 05/01/23	475	526,371
Series A, 5.00%, 05/01/24	865	996,904
Series B, 5.00%, 10/01/22	3,400	3,676,998
Series B, 5.00%, 10/01/23	225	253,571
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	212,699
State of Connecticut, GO
Series A, 5.00%, 04/15/21	11,000	11,145,750
Series A, 5.00%, 10/15/22	1,000	1,083,700
Series A, 5.00%, 03/15/23	695	766,418
Series B, 5.00%, 04/15/21	685	694,076
Series C, 5.00%, 07/15/22	1,000	1,072,160
Series C, 3.00%, 06/01/23	650	691,880
Series C, 4.00%, 06/01/23	325	353,724
Series C, 3.00%, 06/01/24	1,065	1,159,380
Series C, 4.00%, 06/01/24	550	617,243
Series D, 5.00%, 06/15/21	300	306,357
Series D, 5.00%, 08/15/21	400	411,648
Series E, 4.00%, 09/15/21	770	790,128
State of Connecticut, Refunding GO
Series B, 5.00%, 04/15/21	950	962,625
Series B, 5.00%, 05/15/21	2,000	2,034,440
Series B, 5.00%, 05/15/22	4,955	5,274,201
Series B, 5.00%, 01/15/24	750	855,090
Series C, 5.00%, 06/01/22	600	639,924
Series C, 5.00%, 12/15/22	1,300	1,418,768
University of Connecticut, RB
Series A, 5.00%, 01/15/22	525	550,174
Series A, 5.00%, 03/15/22	1,550	1,636,257
Series A, 5.00%, 04/15/22	4,000	4,237,960
Series A, 5.00%, 04/15/24	650	747,266
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	757,296

		48,520,839

District of Columbia — 0.3%
District of Columbia, RB, 0.15%, 04/01/38(a)	1,535	1,535,000
District of Columbia, Refunding RB
5.00%, 10/01/21	250	257,475
5.00%, 10/01/22	325	347,597

		2,140,072

Florida — 2.4%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	554,475
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/22	1,550	1,658,794
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/21	2,500	2,569,550
County of Miami-Dade School Board, COP, Refunding, Series A, 5.00%, 10/01/24	2,500	2,928,925
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	347,903
Sereis A-1, 5.00%, 10/01/23	400	443,312
County of Palm Beach Florida, RB, 0.09%, 07/01/32(a)	2,070	2,070,000

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orange County Health Facilities Authority, Refunding RB, 0.12%, 07/01/27(a)	$1,470	$1,470,000
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	558,360
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,646,375
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/22	2,085	2,261,349
Tolomato Community Development District, Refunding SAB
Series A-1, (AGM), 2.00%, 05/01/21	585	587,334
Series A-1, (AGM), 2.00%, 05/01/22	605	614,777

		17,711,154

Georgia — 8.3%
Atlanta Urban Residential Finance Authority, RB, M/F Housing, 1.36%, 12/01/22(a)	594	600,730
Bartow County Development Authority, Refunding RB, 1.55%, 08/01/43(a)	1,730	1,752,646
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24	1,470	1,703,965
City of Atlanta Georgia, Refunding TA, 5.00%, 12/01/21	1,150	1,190,146
Cobb County Kennestone Hospital Authority, Refunding RB, 5.00%, 04/01/21	200	202,190
Development Authority for Fulton County, RB, Series A, 5.00%, 04/01/21	125	126,369
Development Authority of Burke County, Refunding RB, 1.55%, 12/01/49(a)	3,245	3,287,477
Development Authority of Monroe County, RB, 0.13%, 06/01/49(a)	2,900	2,900,000
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/22	1,145	1,213,082
Series A, 4.00%, 04/01/48(a)	30,500	33,181,255
Series C, 5.00%, 09/01/22	500	536,060
Series C, 5.00%, 09/01/23	1,000	1,114,570
Sub-Series C, 4.00%, 08/01/48(a)	2,200	2,410,012
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/23	3,550	3,862,897
Municipal Electric Authority of Georgia Refunding RB
5.00%, 01/01/24	2,500	2,826,575
4.00%, 11/01/24	3,000	3,403,410
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/22	675	704,936
Series A, 5.00%, 01/01/23	900	979,326

		61,995,646

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A-1, 2.95%, 07/01/23	965	1,008,994

Illinois — 1.2%
Chicago Housing Authority, RB, M/F Housing, Series A, (HUD SEC 8), 5.00%, 01/01/22	1,400	1,460,816
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24	500	567,860
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/21	2,000	2,035,880
Illinois Finance Authority, Refunding RB
5.00%, 03/01/21	265	266,797
5.00%, 08/15/21	1,000	1,027,670
5.00%, 08/15/22	750	804,300
5.00%, 08/15/23	1,000	1,116,390

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued) Series C2B, 0.10%, 11/01/38(a)	$1,000	$1,000,000
Regional Transportation Authority, RB, Series A, (NPFGC), 6.70%, 11/01/21	785	801,555

		9,081,268

Indiana — 1.0%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 08/15/23	2,000	2,247,880
City of Rockport Indiana, Refunding RB, Series A, 1.35%, 07/01/25(a)	2,250	2,279,790
Indiana Finance Authority, RB, 3.00%, 02/01/23	225	233,759
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 05/01/23(b)	1,400	1,556,114
Lawrence Township School Building Corp., RB, (ST INTERCEPT), 4.00%, 01/15/24	550	608,971
Southwest Allen Multi School Building Corp., RB, (ST INTERCEPT), 4.00%, 07/15/24	325	365,460

		7,291,974

Iowa — 3.1%
Iowa Finance Authority, RB, 0.22%, 04/01/22(a)	22,500	22,500,000
Iowa Student Loan Liquidity Corp, Refunding RB, Series A, AMT, 5.00%, 12/01/21	750	772,680

		23,272,680

Kansas — 3.7%
City of Burlington Kansas, Refunding RB(a)
Series A, 0.20%, 09/01/35	18,000	18,000,000
Series B, 0.20%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO
Series 2019-A, (BAM), 4.00%, 09/01/22	280	296,971
Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,183,723
City of Goddard, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,501,522
Johnson County Unified School District No.233 Olathe, Refunding GO, Series B, 3.00%, 09/01/21	500	508,935

		27,491,151

Kentucky — 2.5%
City of Owensboro KY Electric Light & Power System Revenue, Refunding RB
Series B, 5.00%, 01/01/22	2,700	2,817,153
Series B, 4.00%, 01/01/23	1,750	1,866,602
Kentucky Asset Liability Commission, RB, Series A, 5.00%, 09/01/21	2,000	2,061,720
Kentucky Public Energy Authority, Series A, RB, 4.00%, 04/01/48(a)	2,000	2,205,620
Kentucky Public Energy Authority, RB
Series A, 4.00%, 04/01/21	775	781,301
Series A-1, 4.00%, 12/01/22	1,000	1,063,910
Series C, 4.00%, 08/01/22	615	647,558
Series C, 4.00%, 08/01/23	500	542,720
Series C-1, 4.00%, 12/01/21	1,500	1,546,080
Series C-1, 4.00%, 06/01/22	1,750	1,832,985
Series C-1, 4.00%, 12/01/22	2,500	2,659,775
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 11/01/23	1,000	1,117,070

		19,142,494

Louisiana — 3.0%
Ascension Parish School Board GO, 4.00%, 03/01/24	570	633,498

50	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	$600	$669,714
(AGM), 5.00%, 08/01/24	500	579,475
East Baton Rouge Parish Industrial Development Board, Inc., RB, Series B, 0.10%, 12/01/40(a)	8,100	8,100,000
Greater Ouachita Water Co., Refunding RB
(BAM), 5.00%, 09/01/22	500	534,635
(BAM), 3.00%, 09/01/23	500	527,950
Parish of St. John the Baptist Louisiana, Refunding RB, 2.00%, 06/01/37(a)	10,315	10,466,837
St Tammany Parish Wide School District No.12, GO, Series A, 4.00%, 03/01/21	300	301,701
West Baton Rouge Parish School District No.3, GO
(AGM), 3.00%, 03/01/21	300	301,137
(AGM), 5.00%, 03/01/21	225	226,550

		22,341,497

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/22	700	739,067
Series B, 5.00%, 04/15/23	675	741,542
Series B, 5.00%, 04/15/24	700	798,056
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/21	235	240,346

		2,519,011

Massachusetts — 1.6%
City of Worcester, 2.00%, 02/16/21	5,500	5,511,310
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/21	3,485	3,566,723
Series A, 5.00%, 07/01/22	525	556,364
Town of Truro, Refunding, 2.00%, 06/11/21	2,000	2,013,460

		11,647,857

Michigan — 1.7%
Central Michigan University, Refunding RB, Series A, 0.11%, 10/01/32(a)	5,000	5,000,000
City of Battle Creek Michigan, Refunding GO, 5.00%, 05/01/21	565	573,481
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/21	450	466,600
Michigan Finance Authority RB, (ST INTERCEPT), 5.00%, 11/01/23	310	347,851
Michigan Finance Authority Refunding RB, Series A, 4.00%, 06/01/23	1,000	1,090,030
Michigan State Hospital Finance Authority, Refunding RB, Series C, 5.00%, 12/01/21	1,000	1,043,630
Michigan State Housing Development Authority RB, 0.65%, 10/01/24	1,010	1,010,404
Michigan State Housing Development Authority, Refunding RB, Series D, 0.14%, 06/01/30(a)	2,705	2,705,000
Wayne-Westland Community Schools, GO
(Q-SBLF), 4.00%, 05/01/22	150	157,266
(Q-SBLF), 5.00%, 11/01/22	290	314,485

		12,708,747

Security	Par (000)	Value

Minnesota — 0.2%
City of Rochester Minnesota, Refunding RB, Series A, 0.08%, 11/15/38(a)	$1,630	$1,630,000

Mississippi — 0.5%
Mississippi Business Finance Corp. RB, Series F, , VRDN, 0.10%, 12/01/30(a)	3,000	3,000,000
Mississippi Development Bank, RB, 5.00%, 11/01/21	500	518,230
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	534,225

		4,052,455

Missouri — 0.1%
City of St Charles, Refunding COP, Series B, 4.00%, 02/01/24	140	154,539
City of Washington, Refunding COP, 5.00%, 03/01/23	370	404,366

		558,905

Nebraska — 1.5%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	5,955	6,693,956
Central Plains Energy Project, Refunding RB
4.00%, 02/01/22	485	503,236
4.00%, 08/01/22	1,500	1,582,485
4.00%, 02/01/23	1,055	1,131,255
4.00%, 08/01/23	875	953,374
Douglas County Hospital Authority No.2, Refunding RB
5.00%, 11/15/22	135	146,081
5.00%, 11/15/23	110	123,733

		11,134,120

Nevada — 0.3%
Clark County School District, Refunding GO, Series C, 5.00%, 06/15/21	2,500	2,549,750

New Hampshire — 0.2%
New Hampshire State Turnpike System, Refunding RB, Series B, 5.00%, 02/01/24	1,775	1,866,395

New Jersey — 21.1%
Belleville Board of Education, GO, (BAM SCH BD RES FD), 3.00%, 09/01/21	1,245	1,263,463
Borough of Mountain Lakes NJ, 1.25%, 09/30/21	4,760	4,789,729
City of Jersey City NJ, Refunding, Series C, 2.00%, 06/17/21	10,345	10,427,863
Garden State Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,245,814
Jersey City Municipal Utilities Authority, RB, 3.00%, 07/01/22	2,000	2,076,480
New Jersey Building Authority, Refunding RB
Series A, 5.00%, 06/15/21	2,325	2,371,872
Series A, 5.00%, 06/15/22	3,005	3,197,891
New Jersey Economic Development Authority RB, 5.00%, 06/15/24	250	284,993
New Jersey Economic Development Authority, RB, Series DDD, 5.00%, 06/15/21	3,000	3,060,480
New Jersey Economic Development Authority, Refunding RB
5.00%, 03/01/21	400	402,828
5.00%, 03/01/21(c)	155	156,180
5.00%, 06/15/21	2,500	2,542,400
5.50%, 09/01/21	2,395	2,413,801
Series A, 1.00%, 06/01/23	1,350	1,368,333
Series B, 5.00%, 11/01/23	1,010	1,129,937
Series BBB, 5.00%, 06/15/21	945	964,051

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
Series II, 5.00%, 03/01/22	$1,310	$1,377,806
Series NN, 5.00%, 03/01/22	4,505	4,738,179
Series NN, 5.00%, 03/01/23	3,945	4,314,252
Series XX, 5.00%, 06/15/21	6,390	6,518,822
Series XX, 5.00%, 06/15/23	7,720	8,528,516
Series XX, 5.00%, 06/15/24	2,990	3,408,510
New Jersey Educational Facilities Authority, RB
5.00%, 06/15/22	2,100	2,234,799
(SAP), 5.00%, 06/01/24	280	318,836
New Jersey Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/21	890	908,120
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/21	100	102,203
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/21	2,500	2,566,450
Series A, 5.00%, 07/01/23	1,015	1,127,919
New Jersey Sports & Exposition Authority, Refunding RB, Series A, 5.00%, 09/01/21	1,235	1,269,049
New Jersey Transportation Trust Fund Authority RB
Series A, 5.50%, 12/15/23	3,095	3,523,162
Series D, 5.25%, 12/15/23	2,535	2,867,262
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/21	1,320	1,344,328
5.00%, 06/15/23	1,500	1,643,040
Series A, (AMBAC-TCRS-BNY), 5.25%, 12/15/22	650	708,507
Series AA, 5.00%, 06/15/22	500	532,095
Series AA, 5.00%, 06/15/23	175	193,328
Series B, 5.00%, 06/15/21	3,235	3,300,218
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.50%, 12/15/21	5,845	6,123,923
Series A, (NPFGC-IBC), 5.50%, 12/15/21	305	319,408
Series A, 5.50%, 12/15/22	1,330	1,456,124
Series A, 5.00%, 06/15/24	2,070	2,335,664
Series B, (NPFGC), 5.50%, 12/15/21	1,000	1,048,800
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,277,397
Series D, 5.00%, 12/15/23	275	308,875
South Orange & Maplewood School District, GO, (SCH BD
RES FD), 2.00%, 08/15/23	1,075	1,117,688
State of New Jersey GO, 5.00%, 06/01/24	615	706,764
State of New Jersey, GO
5.00%, 06/01/21	650	662,019
Series A, 5.00%, 06/01/24	8,330	9,574,669
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	2,000	2,038,560
Township of Cranford New Jersey, Refunding, 1.50%, 06/25/21	7,900	7,942,818
Township of Maplewood NJ, Refunding, 1.50%, 07/30/21	12,869	12,941,795
Township of Teaneck, 1.50%, 06/25/21	7,950	7,988,557
Township of West Orange, Refunding, 1.50%, 07/30/21	7,307	7,361,137
Township of Woolwich, Series A, 1.50%, 06/03/21	5,300	5,321,995

		158,747,709

Security	Par (000)	Value

New Mexico — 0.4%
Albuquerque Municipal School District No.12, GO, (SAW), 5.00%, 08/01/21	$1,675	$1,721,113
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,296,924

		3,018,037

NewYork — 9.0%
Arlington Central School District, GO, (SAW), 1.50%, 06/29/21	7,900	7,941,396
Carmel Central School District, Refunding, (SAW), 1.50%, 06/17/21	8,500	8,543,095
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	843,626
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,645,395
Monroe County Industrial Development Corp. Refunding RB
5.00%, 12/01/22	600	647,796
5.00%, 12/01/23	500	559,870
New York City Water & Sewer System, Refunding RB, VRDN, 0.11%, 06/15/43(a)	2,000	2,000,000
New York City Water & Sewer System, Refunding RB, Series AA-2, 0.10%, 06/15/50(a)	9,400	9,400,000
New York State Dormitory Authority, RB, Series B, Subordinate, 5.00%, 03/31/21	8,300	8,393,956
New York State Housing Finance Agency, RB, Series P, 1.55%, 11/01/23	5,295	5,315,968
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/24	3,000	3,450,390
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	550	618,871
5.00%, 12/01/24	1,030	1,195,799
Plainview Old Bethpage Central School District, (SAW), 2.00%, 06/25/21	5,200	5,237,336
Queensbury Union Free School District, Refunding RB, Series B, (SAW), 1.50%, 07/29/21	1,132	1,139,367
South Colonie Central School District, (SAW), 1.50%, 07/09/21	2,300	2,312,052
Warwick Valley Central School District, Refunding, Series A, (SAW), 1.25%, 06/30/21	5,591	5,611,755

		67,856,672

North Carolina — 0.4%
North Carolina Turnpike Authority RB, 5.00%, 02/01/24	2,855	3,238,598

Ohio — 2.9%
City of Berea Ohio, Refunding GO, 2.00%, 03/11/21	2,500	2,507,050
City of Cleveland Ohio Airport System Revenue, Refunding ARB, Series A, (AGM), 5.00%, 01/01/21	2,000	2,000,000
City of Cleveland Ohio Airport System Revenue, Refunding RB, Series A, (AMBAC), 5.25%, 01/01/21	7,000	7,000,000
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	378,112
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/21	600	624,720
5.00%, 12/01/22	800	868,736
5.00%, 12/01/23	1,100	1,242,681
Series A, 5.00%, 08/01/21	1,840	1,888,024
Series A, 5.00%, 08/01/23	300	334,566
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	777,390
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 08/01/22	235	251,598

52	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Lancaster Port Authority, Refunding RB (continued) Series A, 5.00%, 02/01/23	$250	$273,218
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 0.08%, 12/01/36(a)	4,000	4,000,000

		22,146,095

Oregon — 0.1%
City of Hermiston OR, GO, 4.00%, 06/01/24	345	385,910

Pennsylvania — 9.7%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/23	4,000	4,386,720
Series A, 5.00%, 04/01/24	2,400	2,731,536
Avon Grove School District Chester County, GO, (SAW), 4.00%, 11/15/22	425	453,998
Boyertown Area School District, Refunding GO
(BAM SAW), 4.00%, 11/01/21	910	938,183
(SAW), 4.00%, 09/01/22	225	238,298
Centre County Hospital Authority, Refunding RB, Series A, 5.00%, 11/15/21	400	416,116
Chester County Health and Education Facilities Authority Refunding RB, Series B, 5.00%, 06/01/24	1,250	1,441,837
City of Philadelphia PA Airport Revenue Refunding RB, Series A, 5.00%, 07/01/24	735	849,285
City of Philadelphia PA Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,078,070
City of Philadelphia, Refunding GO, Series A, 5.00%, 08/01/22	1,660	1,776,598
City of Williamsport PA, Refunding GO, (AGM), 5.00%, 07/01/21	365	373,136
Commonwealth Financing Authority RB, 5.00%, 06/01/24	2,475	2,851,596
Commonwealth Financing Authority, RB, 5.00%, 06/01/22	1,000	1,064,180
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 06/01/22	5,000	5,335,550
1st Series, 5.00%, 03/15/24	1,585	1,823,511
Commonwealth of Pennsylvania, Refunding GO
1st Series, 5.00%, 07/01/21	1,700	1,739,882
1st Series, 5.00%, 08/15/23	1,000	1,123,730
2nd Series, 5.00%, 01/15/22	1,000	1,049,170
County of Lehigh , Refunding RB, 5.00%, 07/01/22	1,385	1,476,604
County of Lehigh, Refunding RB, 5.00%, 07/01/23	700	776,699
DuBois Area School District, Refunding GO
Series B, (BAM SAW), 4.00%, 11/01/22	225	239,906
Series B, (BAM SAW), 4.00%, 11/01/23	325	357,871
East Penn School District, Refunding GO, (SAW), 4.00%, 08/01/21	1,030	1,051,764
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	406,144
Geisinger Authority, Refunding RB, 5.00%, 04/01/22	4,000	4,231,200
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	570,344
(SAW), 4.00%, 05/15/24	200	224,392
Palmyra Area School District, Refunding GO
(SAW), 4.00%, 04/01/22	915	956,138
(SAW), 4.00%, 04/01/23	590	637,530
Pennsylvania Economic Development Financing Authority, RB
Series A, 2.15%, 11/01/21	1,500	1,518,900
Series A-1, 5.00%, 04/15/22	545	576,915

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued) Series A-1, 5.00%, 04/15/24	$575	$659,617
Pennsylvania Economic Development Financing Authority, Refunding RB, 0.40%, 10/01/23	10,000	10,000,700
Pennsylvania Housing Finance Agency, RB, Series 133, 5.00%, 10/01/23	400	450,496
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	246,687
Philadelphia Gas Works Co RB, Series A, (AGM), 5.00%, 08/01/24	500	577,690
Philadelphia Gas Works Co Refunding RB Series B, 5.00%, 08/01/23	1,000	1,116,400
Series B, (AGM), 5.00%, 08/01/24	500	577,690
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/21	2,000	2,052,820
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	418,395
Public Parking Authority Of Pittsburgh, RB
Series A, 5.00%, 12/01/22	665	721,625
Series A, 5.00%, 12/01/22(c)	345	375,729
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/22	1,150	1,230,799
Series A, (SAW), 5.00%, 09/01/23	1,250	1,390,387
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	7,025	7,157,632
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,106,730
5.00%, 06/01/24	900	1,034,433
Wilson Area School District, Refunding GO
(SAW), 4.00%, 03/15/22	285	297,360
(SAW), 4.00%, 03/15/23	900	971,091

		73,082,084

Puerto Rico — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	4,500	5,102,640

Rhode Island — 0.1%
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	800	882,720

South Carolina — 0.6%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,851,265
Lexington County Health Services District, Inc., Refunding RB, 5.00%, 11/01/21	250	259,282
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	1,000	1,100,730
South Carolina Jobs-Economic Development Authority, RB, 0.12%, 12/01/38(a)	1,010	1,010,000

		4,221,277

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority Refunding RB
Series A, 5.00%, 09/01/23	335	375,069
Series A, 5.00%, 09/01/24	350	406,662

		781,731

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 6.4%
City of Houston Texas, Refunding GO, Series A, 5.00%, 03/01/21	$3,500	$3,526,460
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/23	2,500	2,823,075
Series A, 5.00%, 11/01/23	1,250	1,411,538
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/21	725	753,645
Port of Arthur Navigation District Industrial Development Corp., RB(a)
0.14%, 06/01/41	8,000	8,000,000
0.14%, 03/01/42	3,000	3,000,000
State of Texas, GO(a)
Series A, 0.12%, 06/01/41	4,340	4,340,000
Series A, 0.12%, 06/01/43	3,585	3,585,000
Series A, 0.12%, 06/01/45	4,310	4,310,000
Series B, 0.12%, 12/01/42	5,825	5,825,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 07/01/22	1,815	1,938,238
Texas A&M University, Refunding RB, Series E, 5.00%, 05/15/21	1,200	1,221,048
Texas Transportation Commission State Highway Fund, RB, Series B-1, 0.09%, 04/01/32(a)	7,000	7,000,000

		47,734,004

Utah — 0.3%
Central Utah Water Conservancy District, Refunding RB, Series B, 5.00%, 10/01/21	1,875	1,942,294

Virginia — 0.1%
Lynchburg Economic Development Authority, Refunding RB, Series A, 5.00%, 01/01/21	500	500,000

Washington — 3.2%
County of King, Refunding GO, Series A, 0.09%, 01/01/46(a)	15,000	15,000,000
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	210,660
3.00%, 06/01/24	225	241,369
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	1,375	1,571,597
Seattle Housing Authority, RB, Series A, 3.00%, 06/01/23	3,000	3,155,250
State of Washington, RB, Series F, 5.00%, 09/01/22	460	496,211
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,664,200
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/21	625	643,000

		23,982,287

Security	Par (000)	Value

Wisconsin — 0.7%
Public Finance Authority, Refunding RB
5.00%, 01/01/23	$300	$323,508
5.00%, 06/01/23	195	215,619
5.00%, 01/01/24	300	334,989
5.00%, 06/01/24	200	229,400
University of Wisconsin Hospitals & Clinics, Refunding RB, Series B, 0.08%, 04/01/48(a)	3,600	3,600,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 11/15/21	350	361,225

		5,064,741

Total Long-Term Investments — 99.3% (Cost: $739,394,505)		745,450,107

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(d)(e)	87,777	87,795

Total Short-Term Securities — 0.0% (Cost: $87,795)		87,795

Total Investments — 99.3% (Cost: $739,482,300)		745,537,902
Other Assets Less Liabilities — 0.7%		5,611,696

Net Assets — 100.0%		$751,149,598

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended December 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$29,737,268	$—	$(29,650,840)	(a)	$(106)	$1,473	$87,795	87,777	$2,353	$—

(a)	Represents net amount purchased (sold).

54	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$745,450,107	$—	$745,450,107
Short-Term Securities
Money Market Funds	87,795	—	—	87,795

	$87,795	$745,450,107	$—	$745,537,902

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Statements of Assets and Liabilities (unaudited)

December 31, 2020

	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock New York Municipal Opportunities Fund	BlackRock Short-Term Municipal Fund

ASSETS
Investments at value — unaffiliated(a)	$1,648,054,774	$12,183,493,195	$1,599,771,334	$745,450,107
Investments at value — affiliated(b)	26,314,567	1,659,359,094	38,883,280	87,795
Cash	—	—	—	306
Cash pledged for futures contracts	—	7,753,000	6,362,000	—
Receivables:
Investments sold	310,207	21,840,066	3,934,903	35,000
Capital shares sold	4,872,138	33,637,130	1,167,126	2,051,126
Dividends — affiliated	329	16,127	451	72
Interest — unaffiliated	16,497,014	124,026,262	15,723,625	5,650,410
From the Manager	—	—	51,587	—
Prepaid expenses	133,879	481,759	75,289	132,534

Total assets	1,696,182,908	14,030,606,633	1,665,969,595	753,407,350

ACCRUED LIABILITIES
Bank overdraft	5,300	—	—	—
Payables:
Investments purchased	2,971,230	109,694,891	8,467,692	—
Capital shares redeemed	3,229,499	28,017,504	3,897,554	1,638,176
Income dividend distributions	1,760,503	5,236,980	958,005	179,330
Interest expense and fees	46,757	27,052	33,464	—
Investment advisory fees	570,051	4,128,611	540,457	154,266
Directors’ and Officer’s fees	2,967	81,907	19,042	498
Recoupment of past waived fees	—	—	2,829	—
Other accrued expenses	190,757	1,912,456	222,963	217,434
Other affiliates	12,651	117,857	17,153	4,617
Service and distribution fees	139,868	1,002,596	237,742	63,431
Variation margin on futures contracts	—	614,577	508,352	—

Total accrued liabilities	8,929,583	150,834,431	14,905,253	2,257,752

OTHER LIABILITIES
TOB Trust Certificates	117,414,623	126,900,000	104,986,678	—

Total liabilities	126,344,206	277,734,431	119,891,931	2,257,752

NET ASSETS	$1,569,838,702	$13,752,872,202	$1,546,077,664	$751,149,598

NET ASSETS CONSIST OF
Paid-in capital	$1,486,246,354	$12,985,838,822	$1,553,655,024	$746,728,905
Accumumlated earnings (loss)	83,592,348	767,033,380	(7,577,360)	4,420,693

NET ASSETS	$1,569,838,702	$13,752,872,202	$1,546,077,664	$751,149,598

(a) Investments at cost — unaffiliated	$1,530,898,643	$11,371,269,702	$1,473,616,554	$739,394,505
(b) Investments at cost — affiliated	$26,310,842	$1,658,648,341	$38,879,771	$87,795

56	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

December 31, 2020

	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock New York Municipal Opportunities Fund	BlackRock Short-Term Municipal Fund

NET ASSET VALUE

Institutional
Net assets	$910,594,104	$5,104,267,788	$657,255,409	$443,243,103

Shares outstanding	90,139,320	449,076,023	58,591,064	43,525,387

Net asset value	$10.10	$11.37	$11.22	$10.18

Shares authorized	350 Million	800 Million	Unlimited	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

Service
Net assets	N/A	$3,427,430	N/A	N/A

Shares outstanding	N/A	301,769	N/A	N/A

Net asset value	N/A	$11.36	N/A	N/A

Shares authorized	N/A	375 Million	N/A	N/A

Par value	N/A	$0.10	N/A	N/A

Investor A
Net assets	$504,513,272	$4,215,327,796	$699,795,169	$278,540,004

Shares outstanding	50,059,909	370,605,414	62,343,546	27,333,998

Net asset value	$10.08	$11.37	$11.22	$10.19

Shares authorized	100 Million	800 Million	Unlimited	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

Investor A1
Net assets	N/A	N/A	$91,114,719	$13,650,856

Shares outstanding	N/A	N/A	8,117,768	1,339,372

Net asset value	N/A	N/A	$11.22	$10.19

Shares authorized	N/A	N/A	Unlimited	150 Million

Par value	N/A	N/A	$0.10	$0.10

Investor C
Net assets	$44,482,813	$146,297,450	$93,924,373	$6,109,045

Shares outstanding	4,401,270	12,860,039	8,370,284	616,599

Net asset value	$10.11	$11.38	$11.22	$9.91

Shares authorized	100 Million	375 Million	Unlimited	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

Class K
Net assets	$110,248,513	$4,283,551,738	$3,987,994	$9,606,590

Shares outstanding	10,914,704	376,705,326	355,562	943,374

Net asset value	$10.10	$11.37	$11.22	$10.18

Shares authorized	2 Billion	1.35 Billion	Unlimited	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited)

Six Months Ended December 31, 2020

	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock New York Municipal Opportunities Fund	BlackRock Short-Term Municipal Fund

INVESTMENT INCOME
Dividends — affiliated	$5,832	$162,175	$3,330	$2,353
Interest — unaffiliated	31,494,850	162,230,262	24,819,181	4,017,006

Total investment income	31,500,682	162,392,437	24,822,511	4,019,359

EXPENSES
Investment advisory	3,325,217	26,385,124	3,695,358	1,058,244
Service and distribution — class specific	826,981	6,086,139	1,460,246	352,525
Transfer agent — class specific	293,612	3,804,370	361,624	226,551
Registration	116,250	492,423	71,229	105,091
Professional	106,487	114,385	104,760	33,506
Accounting services	94,020	596,982	148,439	54,792
Custodian	19,885	80,018	13,158	6,474
Printing and postage	10,175	24,443	31,232	8,477
Directors and Officer	8,408	83,364	13,441	4,143
Reorganization	—	—	86,834	—
Miscellaneous	30,889	100,492	33,624	15,358

Total expenses excluding interest expense	4,831,924	37,767,740	6,019,945	1,865,161
Interest expense(a)	395,403	417,327	355,249	—

Total expenses	5,227,327	38,185,067	6,375,194	1,865,161
Less:
Fees waived and/or reimbursed by the Manager	(176,610)	(1,860,122)	(571,671)	(162,791)
Transfer agent fees waived and/or reimbursed — class specific	(8,218)	(1,493,899)	(3,627)	(65,045)

Total expenses after fees waived and/or reimbursed	5,042,499	34,831,046	5,799,896	1,637,325

Net investment income	26,458,183	127,561,391	19,022,615	2,382,034

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,873,093	82,025,180	9,528,020	(31,210)
Investments — affiliated	311	(29,577)	2,445	(106)
Futures contracts	—	19,653,589	(1,320,628)	—

	1,873,404	101,649,192	8,209,837	(31,316)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	80,620,529	248,015,928	40,684,136	2,088,424
Investments — affiliated	6	51,478	—	1,473
Futures contracts	—	(832,777)	7,576,606	—

	80,620,535	247,234,629	48,260,742	2,089,897

Net realized and unrealized gain	82,493,939	348,883,821	56,470,579	2,058,581

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,952,122	$476,445,212	$75,493,194	$4,440,615

(a)	Related to TOBs Trusts.

See notes to financial statements.

58	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock High Yield Municipal Fund		BlackRock National Municipal Fund

	Six Months Ended 12/31/20 (unaudited)	Year Ended 06/30/20	Six Months Ended 12/31/20 (unaudited)	Year Ended 06/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,458,183	$47,074,029	$127,561,391	$288,408,961
Net realized gain (loss)	1,873,404	(29,196,503)	101,649,192	(151,058,362)
Net change in unrealized appreciation (depreciation)	80,620,535	(33,680,968)	247,234,629	141,723,030

Net increase (decrease) in net assets resulting from operations	108,952,122	(15,803,442)	476,445,212	279,073,629

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,854,877)	(28,738,136)	(48,189,320)	(109,372,132)
Service	—	—	(31,439)	(77,353)
Investor A	(8,088,768)	(14,007,682)	(35,411,869)	(82,685,594)
Investor C	(696,544)	(1,686,708)	(848,031)	(3,773,946)
Investor C1	—	—	—	(8,855)
Class K	(1,829,615)	(2,506,737)	(44,713,938)	(106,062,753)

Decrease in net assets resulting from distributions to shareholders	(26,469,804)	(46,939,263)	(129,194,597)	(301,980,633)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	165,418,243	145,068,604	15,046,184	2,110,970,443

NET ASSETS
Total increase in net assets	247,900,561	82,325,899	362,296,799	2,088,063,439
Beginning of period	1,321,938,141	1,239,612,242	13,390,575,403	11,302,511,964

End of period	$1,569,838,702	$1,321,938,141	$13,752,872,202	$13,390,575,403

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	BlackRock New York Municipal Opportunities Fund		BlackRock Short-Term Municipal Fund

	Six Months Ended 12/31/20 (unaudited)	Year Ended 06/30/20	Six Months Ended 12/31/20 (unaudited)	Year Ended 06/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,022,615	$41,222,854	$2,382,034	$7,042,279
Net realized gain (loss)	8,209,837	(106,554,783)	(31,316)	(41,500)
Net change in unrealized appreciation (depreciation)	48,260,742	(1,576,667)	2,089,897	641,672

Net increase (decrease) in net assets resulting from operations	75,493,194	(66,908,596)	4,440,615	7,642,451

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,888,001)	(19,989,098)	(1,689,821)	(5,199,554)
Investor A	(8,423,685)	(16,753,072)	(629,427)	(1,511,259)
Investor A1	(1,142,359)	(2,387,660)	(45,687)	(202,016)
Investor C	(792,782)	(1,869,511)	—	(58,742)
Investor C1	—	(577)	—	—
Class K	(53,386)	(185,363)	(33,087)	(102,105)

Decrease in net assets resulting from distributions to shareholders	(19,300,213)	(41,185,281)	(2,398,022)	(7,073,676)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(176,125,442)	204,240,421	99,234,373	150,668,719

NET ASSETS
Total increase (decrease) in net assets	(119,932,461)	96,146,544	101,276,966	151,237,494
Beginning of period	1,666,010,125	1,569,863,581	649,872,632	498,635,138

End of period	$1,546,077,664	$1,666,010,125	$751,149,598	$649,872,632

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock High Yield Municipal Fund
		Institutional
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$9.54		$9.89	$9.59	$9.54	$9.99	$9.28

Net investment income(a)	0.19		0.36	0.39	0.40	0.41	0.40
Net realized and unrealized gain (loss)	0.55		(0.35)	0.30	0.05	(0.46)	0.72

Net increase (decrease) from investment operations	0.74		0.01	0.69	0.45	(0.05)	1.12

Distributions from net investment income(b)		(0.18)	(0.36)	(0.39)	(0.40)	(0.40)	(0.41)

Net asset value, end of period	$10.10		$9.54	$9.89	$9.59	$9.54	$9.99

Total Return(c)

Based on net asset value	7.87	%(d)	0.10%	7.36%	4.78%	(0.38)%	12.32%

Ratios to Average Net Assets(e)
Total expenses	0.61	%(f)	0.66%	0.71%	0.70%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed	0.59	%(f)	0.64%	0.68%	0.68%	0.66%	0.71%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(g)	0.53	%(f)	0.53%	0.52%	0.54%	0.57%	0.65%

Net investment income	3.78	%(f)	3.71%	4.03%	4.14%	4.24%	4.23%

Supplemental Data
Net assets, end of period (000)	$910,594		$757,746	$780,811	$549,217	$516,247	$554,336

Borrowings outstanding, end of period (000)	$117,415		$102,624	$75,301	$61,022	$60,043	$46,657

Portfolio turnover rate		9%	31%	14%	25%	36%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock High Yield Municipal Fund (continued)
		Investor A
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$9.52		$9.87	$9.56	$9.52	$9.97	$9.26

Net investment income(a)	0.17		0.34	0.36	0.37	0.38	0.38
Net realized and unrealized gain (loss)	0.56		(0.35)	0.31	0.04	(0.45)	0.71

Net increase (decrease) from investment operations	0.73		(0.01)	0.67	0.41	(0.07)	1.09

Distributions from net investment income(b)		(0.17)	(0.34)	(0.36)	(0.37)	(0.38)	(0.38)

Net asset value, end of period	$10.08		$9.52	$9.87	$9.56	$9.52	$9.97

Total Return(c)
Based on net asset value	7.74	%(d)	(0.16)%	7.21%	4.40%	(0.63)%	12.05%

Ratios to Average Net Assets(e)
Total expenses	0.86	%(f)	0.92%	0.98%	0.96%	0.94%	0.96%

Total expenses after fees waived and/or reimbursed	0.84	%(f)	0.89%	0.95%	0.94%	0.91%	0.96%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(g)	0.78	%(f)	0.78%	0.79%	0.80%	0.82%	0.90%

Net investment income	3.53	%(f)	3.46%	3.76%	3.88%	4.00%	3.99%

Supplemental Data
Net assets, end of period (000)	$504,513		$422,270	$345,255	$220,992	$201,212	$228,140

Borrowings outstanding, end of period (000)	$117,415		$102,624	$75,301	$61,022	$60,043	$46,657

Portfolio turnover rate		9%	31%	14%	25%	36%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

62	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock High Yield Municipal Fund (continued)
		Investor C
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$9.55		$9.89	$9.59	$9.55	$9.99	$9.28

Net investment income(a)	0.14		0.26	0.29	0.30	0.31	0.31
Net realized and unrealized gain (loss)	0.55		(0.34)	0.30	0.04	(0.44)	0.71

Net increase (decrease) from investment operations	0.69		(0.08)	0.59	0.34	(0.13)	1.02

Distributions from net investment income(b)		(0.13)	(0.26)	(0.29)	(0.30)	(0.31)	(0.31)

Net asset value, end of period	$10.11		$9.55	$9.89	$9.59	$9.55	$9.99

Total Return(c)
Based on net asset value	7.31	%(d)	(0.80)%	6.28%	3.62%	(1.26)%	11.20%

Ratios to Average Net Assets(e)
Total expenses	1.64	%(f)	1.69%	1.74%	1.73%	1.70%	1.72%

Total expenses after fees waived and/or reimbursed	1.59	%(f)	1.65%	1.70%	1.69%	1.66%	1.72%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(g)	1.54	%(f)	1.54%	1.54%	1.56%	1.57%	1.66%

Net investment income	2.75	%(f)	2.70%	3.02%	3.13%	3.25%	3.23%

Supplemental Data
Net assets, end of period (000)	$44,483		$58,114	$64,484	$60,065	$63,314	$71,527

Borrowings outstanding, end of period (000)	$117,415		$102,624	$75,301	$61,022	$60,043	$46,657

Portfolio turnover rate		9%	31%	14%	25%	36%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock High Yield Municipal Fund (continued)
		Class K
	Six Months Ended 12/31/20		Year Ended June 30,		Period from 01/25/18 to 06/30/18	(a)
	(unaudited)		2020	2019

Net asset value, beginning of period	$9.54		$9.89	$9.59	$9.62

Net investment income(b)	0.19		0.36	0.39	0.18
Net realized and unrealized gain (loss)	0.55		(0.34)	0.30	(0.04)

Net increase from investment operations	0.74		0.02	0.69	0.14

Distributions from net investment income(c)		(0.18)	(0.37)	(0.39)	(0.17)

Net asset value, end of period	$10.10		$9.54	$9.89	$9.59

Total Return(d)
Based on net asset value	7.89	%(e)	0.14%	7.40%	1.50	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.64%	0.69%	0.67	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.54	%(g)	0.60%	0.65%	0.62	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(i)	0.49	%(g)	0.49%	0.49%	0.49	%(g)

Net investment income	3.83	%(g)	3.77%	4.04%	4.48	%(g)

Supplemental Data
Net assets, end of period (000)	$110,249		$83,809	$49,062	$11,712

Borrowings outstanding, end of period (000)	$117,415		$102,624	$75,301	$61,022

Portfolio turnover rate		9%	31%	14%	25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,		Period from 01/25/18 to 06/30/18	(a)
	(unaudited)	2020	2019
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

64	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock National Municipal Fund
		Institutional
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020		2019		2018	2017		2016

Net asset value, beginning of period	$11.07		$11.06		$10.79		$10.88	$11.22		$10.86

Net investment income(a)	0.11		0.26		0.33		0.33	0.34		0.34
Net realized and unrealized gain (loss)	0.30		0.02		0.27		(0.09)	(0.34)		0.36

Net increase from investment operations	0.41		0.28		0.60		0.24	0.00		0.70

Distributions(b)
From net investment income		(0.11)	(0.26)		(0.33)		(0.33)	(0.34)		(0.34)
From net realized gain	—		(0.01)		—		—	—		—

Total distributions		(0.11)	(0.27)		(0.33)		(0.33)	(0.34)		(0.34)

Net asset value, end of period	$11.37		$11.07		$11.06		$10.79	$10.88		$11.22

Total Return(c)
Based on net asset value	3.71	%(d)	2.62%		5.68%		2.23%	0.09%		6.68%

Ratios to Average Net Assets(e)
Total expenses	0.48	%(f)	0.53%		0.53%		0.52%	0.57%		0.60%

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.47%		0.48%		0.44%	0.49%		0.58%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost	0.43	%(f)(g)	0.43	%(g)	0.43	%(g)	0.44%	0.48	%(g)	0.57	%(g)

Net investment income	1.94	%(f)	2.39%		3.04%		3.04%	3.15%		3.10%

Supplemental Data
Net assets, end of period (000)	$5,104,268		$4,650,471		$4,063,258		$3,028,849	$3,225,595		$3,326,972

Borrowings outstanding, end of period (000)	$126,900		$126,900		$324,360		$—	$—		$—

Portfolio turnover rate		26%	75%		77%		51%	83%		83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.03%	0.02%	0.01%	0.01%	0.01%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock National Municipal Fund (continued)
		Service
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020		2019		2018	2017		2016

Net asset value, beginning of period	$11.07		$11.06		$10.78		$10.87	$11.21		$10.85

Net investment income(a)	0.10		0.25		0.31		0.31	0.33		0.34
Net realized and unrealized gain (loss)	0.29		0.01		0.27		(0.10)	(0.35)		0.34

Net increase (decrease) from investment operations	0.39		0.26		0.58		0.21	(0.02)		0.68

Distributions(b)
From net investment income		(0.10)	(0.24)		(0.30)		(0.30)	(0.32)		(0.32)
From net realized gain	—		(0.01)		—		—	—		—

Total distributions		(0.10)	(0.25)		(0.30)		(0.30)	(0.32)		(0.32)

Net asset value, end of period	$11.36		$11.07		$11.06		$10.78	$10.87		$11.21

Total Return(c)
Based on net asset value	3.50	%(d)	2.37%		5.51%		1.99%	(0.14)%		6.47%

Ratios to Average Net Assets(e)
Total expenses	0.71	%(f)	0.74%		0.76%		0.71%	0.76%		0.80%

Total expenses after fees waived and/or reimbursed	0.68	%(f)	0.71%		0.73%		0.67%	0.71%		0.78%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost	0.67	%(f)(g)	0.67	%(g)	0.68	%(g)	0.67%	0.71	%(g)	0.77	%(g)

Net investment income	1.69	%(f)	2.25%		2.90%		2.90%	3.04%		3.06%

Supplemental Data
Net assets, end of period (000)	$3,427		$3,494		$3,318		$2,407	$3,150		$2,505

Borrowings outstanding, end of period (000)	$126,900		$126,900		$324,360		$—	$—		$—

Portfolio turnover rate		26%	75%		77%		51%	83%		83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.03%	0.02%	0.01%	0.01%	0.01%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor A
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020		2019		2018	2017		2016

Net asset value, beginning of period	$11.08		$11.07		$10.80		$10.88	$11.23		$10.87

Net investment income(a)	0.10		0.24		0.30		0.30	0.32		0.33
Net realized and unrealized gain (loss)	0.28		0.02		0.27		(0.08)	(0.35)		0.36

Net increase (decrease) from investment operations	0.38		0.26		0.57		0.22	(0.03)		0.69

Distributions(b)
From net investment income		(0.09)	(0.24)		(0.30)		(0.30)	(0.32)		(0.33)
From net realized gain	—		(0.01)		—		—	—		—

Total distributions		(0.09)	(0.25)		(0.30)		(0.30)	(0.32)		(0.33)

Net asset value, end of period	$11.37		$11.08		$11.07		$10.80	$10.88		$11.23

Total Return(c)
Based on net asset value	3.49	%(d)	2.36%		5.41%		2.07%	(0.22)%		6.42%

Ratios to Average Net Assets(e)
Total expenses	0.76	%(f)	0.80%		0.82%		0.77%	0.81%		0.85%

Total expenses after fees waived and/or reimbursed	0.69	%(f)	0.72%		0.73%		0.69%	0.70%		0.74%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost	0.68	%(f)(g)	0.68	%(g)	0.68	%(g)	0.69%	0.70	%(g)	0.72	%(g)

Net investment income	1.69	%(f)	2.13%		2.79%		2.79%	2.93%		2.97%

Supplemental Data
Net assets, end of period (000)	$4,215,328		$3,978,736		$3,227,894		$2,730,622	$2,342,752		$2,669,101

Borrowings outstanding, end of period (000)	$126,900		$126,900		$324,360		$—	$—		$—

Portfolio turnover rate		26%	75%		77%		51%	83%		83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.03%	0.02%	0.01%	0.01%	0.01%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor C
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020		2019		2018	2017		2016

Net asset value, beginning of period	$11.08		$11.07		$10.80		$10.88	$11.23		$10.87

Net investment income(a)	0.05		0.15		0.22		0.22	0.24		0.24
Net realized and unrealized gain (loss)	0.30		0.02		0.27		(0.08)	(0.35)		0.36

Net increase (decrease) from investment operations	0.35		0.17		0.49		0.14	(0.11)		0.60

Distributions(b)
From net investment income		(0.05)	(0.15)		(0.22)		(0.22)	(0.24)		(0.24)
From net realized gain	—		(0.01)		—		—	—		—

Total distributions		(0.05)	(0.16)		(0.22)		(0.22)	(0.24)		(0.24)

Net asset value, end of period	$11.38		$11.08		$11.07		$10.80	$10.88		$11.23

Total Return(c)
Based on net asset value	3.19	%(d)	1.60%		4.63%		1.31%	(0.96)%		5.63%

Ratios to Average Net Assets(e)
Total expenses	1.48	%(f)	1.51%		1.51%		1.47%	1.51%		1.54%

Total expenses after fees waived and/or reimbursed	1.44	%(f)	1.47%		1.48%		1.43%	1.45%		1.49%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost	1.43	%(f)(g)	1.43	%(g)	1.43	%(g)	1.43%	1.44	%(g)	1.47	%(g)

Net investment income	0.94	%(f)	1.39%		2.06%		2.04%	2.19%		2.22%

Supplemental Data
Net assets, end of period (000)	$146,297		$232,884		$270,445		$327,384	$382,703		$467,928

Borrowings outstanding, end of period (000)	$126,900		$126,900		$324,360		$—	$—		$—

Portfolio turnover rate		26%	75%		77%		51%	83%		83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.03%	0.02%	0.01%	0.01%	0.01%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock National Municipal Fund (continued)
		Class K
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020		2019		2018	2017		2016

Net asset value, beginning of period	$11.08		$11.07		$10.79		$10.88	$11.22		$10.87

Net investment income(a)	0.11		0.27		0.33		0.33	0.35		0.36
Net realized and unrealized gain (loss)	0.29		0.02		0.28		(0.09)	(0.34)		0.35

Net increase from investment operations	0.40		0.29		0.61		0.24	0.01		0.71

Distributions(b)
From net investment income		(0.11)	(0.27)		(0.33)		(0.33)	(0.35)		(0.36)
From net realized gain	—		(0.01)		—		—	—		—

Total distributions		(0.11)	(0.28)		(0.33)		(0.33)	(0.35)		(0.36)

Net asset value, end of period	$11.37		$11.08		$11.07		$10.79	$10.88		$11.22

Total Return(c)
Based on net asset value	3.64	%(d)	2.67%		5.82%		2.28%	0.15%		6.70%

Ratios to Average Net Assets(e)
Total expenses	0.42	%(f)	0.46%		0.46%		0.44%	0.48%		0.53%

Total expenses after fees waived and/or reimbursed	0.39	%(f)	0.42%		0.43%		0.39%	0.41%		0.48%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost	0.38	%(f)(g)	0.38	%(g)	0.38	%(g)	0.39%	0.40	%(g)	0.46	%(g)

Net investment income	1.99	%(f)	2.43%		3.09%		3.09%	3.24%		3.24%

Supplemental Data
Net assets, end of period (000)	$4,283,552		$4,524,990		$3,736,686		$3,012,495	$1,847,397		$332,000

Borrowings outstanding, end of period (000)	$126,900		$126,900		$324,360		$—	$—		$—

Portfolio turnover rate		26%	75%		77%		51%	83%		83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.03%	0.02%	0.01%	0.01%	0.01%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New York Municipal Opportunities Fund
		Institutional
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.83		$11.38	$11.31	$11.21	$11.58	$10.90

Net investment income(a)	0.14		0.28	0.33	0.33	0.35	0.36
Net realized and unrealized gain (loss)	0.39		(0.55)	0.22	0.10	(0.37)	0.69

Net increase (decrease) from investment operations	0.53		(0.27)	0.55	0.43	(0.02)	1.05

Distributions(b)
From net investment income		(0.14)	(0.28)	(0.36)	(0.33)	(0.35)	(0.37)
From net realized gain	(0.00	)(c)	—	(0.12)	—	—	—

Total distributions		(0.14)	(0.28)	(0.48)	(0.33)	(0.35)	(0.37)

Net asset value, end of period	$11.22		$10.83	$11.38	$11.31	$11.21	$11.58

Total Return(d)
Based on net asset value	4.93	%(e)	(2.41)%	4.96%	3.93%	(0.09)%	9.80%

Ratios to Average Net Assets(f)
Total expenses	0.61	%(g)	0.63%	0.71%	0.74%	0.75%	0.76%

Total expenses after fees waived and/or reimbursed	0.54	%(g)	0.58%	0.65%	0.63%	0.63%	0.70%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(h)	0.49	%(g)	0.50%	0.50%	0.50%	0.52%	0.65%

Net investment income	2.54	%(g)	2.52%	2.99%	2.96%	3.17%	3.26%

Supplemental Data
Net assets, end of period (000)	$657,255		$702,632	$733,534	$455,378	$266,540	$186,378

Borrowings outstanding, end of period (000)	$104,987		$94,386	$88,529	$67,389	$60,785	$49,774

Portfolio turnover rate		3%	43%	43%	43%	34%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New York Municipal Opportunities Fund (continued)
		Investor A
	Six Months Ended 12/31/20 (unaudited)		Year Ended June 30,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$10.84		$11.39		$11.31	$11.21	$11.58	$10.91

Net investment income(a)	0.13		0.25		0.31	0.31	0.33	0.33
Net realized and unrealized gain (loss)	0.38		(0.55)		0.22	0.10	(0.38)	0.68

Net increase (decrease) from investment operations	0.51		(0.30)		0.53	0.41	(0.05)	1.01

Distributions(b)
From net investment income		(0.13)	(0.25)		(0.33)	(0.31)	(0.32)	(0.34)
From net realized gain	(0.00	)(c)	—		(0.12)	—	—	—

Total distributions		(0.13)	(0.25)		(0.45)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$11.22		$10.84		$11.39	$11.31	$11.21	$11.58

Total Return(d)
Based on net asset value	4.71	%(e)	(2.65)%		4.79%	3.67%	(0.34)%	9.53%

Ratios to Average Net Assets(f)
Total expenses	0.86	%(g)	0.88	%(h)	0.97%	0.96%	0.96%	1.01%

Total expenses after fees waived and/or reimbursed	0.79	%(g)	0.84%		0.90%	0.88%	0.88%	0.94%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(i)	0.74	%(g)	0.75%		0.75%	0.75%	0.77%	0.89%

Net investment income	2.29	%(g)	2.27%		2.73%	2.71%	2.92%	3.01%

Supplemental Data
Net assets, end of period (000)	$699,795		$756,236		$609,557	$362,961	$260,308	$213,000

Borrowings outstanding, end of period (000)	$104,987		$94,386		$88,529	$67,389	$60,785	$49,774

Portfolio turnover rate		3%	43%		43%	43%	34%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,
	(unaudited)	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New York Municipal Opportunities Fund (continued)

		Investor A1
	Six Months Ended 12/31/20 (unaudited)		Year Ended June 30,
			2020		2019	2018	2017		2016

Net asset value, beginning of period	$10.84		$11.38		$11.31	$11.21	$11.58		$10.91

Net investment income(a)	0.14		0.27		0.32	0.32	0.34		0.35
Net realized and unrealized gain (loss)	0.37		(0.54)		0.21	0.10	(0.37)		0.67

Net increase (decrease) from investment operations	0.51		(0.27)		0.53	0.42	(0.03)		1.02

Distributions(b)
From net investment income		(0.13)	(0.27)		(0.34)	(0.32)	(0.34)		(0.35)
From net realized gain	(0.00	)(c)	—		(0.12)	—	—		—

Total distributions		(0.13)	(0.27)		(0.46)	(0.32)	(0.34)		(0.35)

Net asset value, end of period	$11.22		$10.84		$11.38	$11.31	$11.21		$11.58

Total Return(d)
Based on net asset value	4.78	%(e)	(2.42)%		4.85%	3.83%	(0.19)%		9.55%

Ratios to Average Net Assets(f)
Total expenses	0.71	%(g)	0.73	%(h)	0.81%	0.81%	0.81	%(h)	0.86%

Total expenses after fees waived and/or reimbursed	0.64	%(g)	0.69%		0.75%	0.72%	0.73%		0.83%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(i)	0.59	%(g)	0.60%		0.60%	0.60%	0.63%		0.78%

Net investment income	2.44	%(g)	2.42%		2.89%	2.87%	3.06%		3.17%

Supplemental Data
Net assets, end of period (000)	$91,115		$91,458		$103,286	$107,538	$114,821		$124,864

Borrowings outstanding, end of period (000)	$104,987		$94,386		$88,529	$67,389	$60,785		$49,774

Portfolio turnover rate		3%	43%		43%	43%	34%		20%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Amount is greater than $(0.005) per share.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20 (unaudited)	Year Ended June 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New York Municipal Opportunities Fund (continued)
		Investor C
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.83		$11.38	$11.31	$11.21	$11.58	$10.90

Net investment income(a)	0.09		0.17	0.22	0.22	0.24	0.25
Net realized and unrealized gain (loss)	0.38		(0.55)	0.21	0.10	(0.37)	0.69

Net increase (decrease) from investment operations	0.47		(0.38)	0.43	0.32	(0.13)	0.94

Distributions(b)
From net investment income		(0.08)	(0.17)	(0.24)	(0.22)	(0.24)	(0.26)
From net realized gain	(0.00	)(c)	—	(0.12)	—	—	—

Total distributions		(0.08)	(0.17)	(0.36)	(0.22)	(0.24)	(0.26)

Net asset value, end of period	$11.22		$10.83	$11.38	$11.31	$11.21	$11.58

Total Return(d)
Based on net asset value	4.40	%(e)	(3.38)%	3.92%	2.89%	(1.08)%	8.72%

Ratios to Average Net Assets(f)
Total expenses	1.62	%(g)	1.64%	1.72%	1.73%	1.72%	1.76%

Total expenses after fees waived and/or reimbursed	1.54	%(g)	1.59%	1.65%	1.63%	1.63%	1.69%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(h)	1.50	%(g)	1.50%	1.50%	1.50%	1.52%	1.64%

Net investment income	1.54	%(g)	1.52%	1.99%	1.96%	2.17%	2.27%

Supplemental Data
Net assets, end of period (000)	$93,924		$111,588	$119,391	$98,722	$85,612	$77,338

Borrowings outstanding, end of period (000)	$104,987		$94,386	$88,529	$67,389	$60,785	$49,774

Portfolio turnover rate		3%	43%	43%	43%	34%	20%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Amount is greater than $(0.005) per share.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017	2016
Investments in underlying funds		0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New York Municipal Opportunities Fund (continued)

		Class K

	Six Months Ended 12/31/20		Year Ended June 30,		Period from 01/25/18	(a)
	(unaudited)		2020	2019	to 06/30/18

Net asset value, beginning of period	$10.83		$11.38	$11.31	$11.34

Net investment income(b)	0.14		0.29	0.34	0.16
Net realized and unrealized gain (loss)	0.39		(0.55)	0.21	(0.05)

Net increase (decrease) from investment operations	0.53		(0.26)	0.55	0.11

Distributions(c)
From net investment income		(0.14)	(0.29)	(0.36)	(0.14)
From net realized gain	(0.00	)(d)	—	(0.12)	—

Total distributions		(0.14)	(0.29)	(0.48)	(0.14)

Net asset value, end of period	$11.22		$10.83	$11.38	$11.31

Total Return(e)
Based on net asset value	4.96	%(f)	(2.36)%	5.01%	1.02	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.58	%(h)	0.59%	0.67%	0.67	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.49	%(h)	0.54%	0.60%	0.58	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(j)	0.45	%(h)	0.45%	0.45%	0.45	%(h)

Net investment income	2.59	%(h)	2.54%	3.05%	3.42	%(h)

Supplemental Data
Net assets, end of period (000)	$3,988		$4,097	$4,050	$2,611

Borrowings outstanding, end of period (000)	$104,987		$94,386	$88,529	$67,389

Portfolio turnover rate		3%	43%	43%	43%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 12/31/20	Year Ended June 30,		Period from 01/25/18 to 06/30/18	(a)
	(unaudited)	2020	2019
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.
(j)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund
	Institutional
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017		2016

Net asset value, beginning of period	$10.15		$10.15	$10.08	$10.12	$10.18		$10.11

Net investment income(a)	0.04		0.15	0.16	0.11	0.07		0.05
Net realized and unrealized gain (loss)	0.03		—	0.07	(0.04)	(0.06)		0.07

Net increase from investment operations	0.07		0.15	0.23	0.07	0.01		0.12

Distributions(b)
From net investment income		(0.04)	(0.15)	(0.16)	(0.11)	(0.07)		(0.05)
From net realized gain	—		—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions		(0.04)	(0.15)	(0.16)	(0.11)	(0.07)		(0.05)

Net asset value, end of period	$10.18		$10.15	$10.15	$10.08	$10.12		$10.18

Total Return(d)
Based on net asset value	0.67	%(e)	1.47%	2.32%	0.71%	0.10%		1.15%

Ratios to Average Net Assets
Total expenses	0.43	%(f)(g)	0.46%	0.46%	0.49%	0.52%		0.52%

Total expenses after fees waived and/or reimbursed	0.36	%(f)(g)	0.36%	0.36%	0.36%	0.37%		0.40%

Net investment income	0.77	%(f)(g)	1.46%	1.61%	1.12%	0.66%		0.48%

Supplemental Data
Net assets, end of period (000)	$443,243		$418,338	$350,720	$360,543	$357,427		$454,165

Portfolio turnover rate		25%	94%	129%	153%	88%		67%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor A
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017		2016

Net asset value, beginning of period	$10.16		$10.15	$10.08	$10.13	$10.18		$10.12

Net investment income(a)	0.03		0.12	0.14	0.09	0.04		0.02
Net realized and unrealized gain (loss)	0.03		0.01	0.07	(0.05)	(0.05)		0.06

Net increase (decrease) from investment operations	0.06		0.13	0.21	0.04	(0.01)		0.08

Distributions(b)
From net investment income		(0.03)	(0.12)	(0.14)	(0.09)	(0.04)		(0.02)
From net realized gain	—		—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions		(0.03)	(0.12)	(0.14)	(0.09)	(0.04)		(0.02)

Net asset value, end of period	$10.19		$10.16	$10.15	$10.08	$10.13		$10.18

Total Return(d)
Based on net asset value	0.55	%(e)	1.32%	2.08%	0.37%	(0.06)%		0.76%

Ratios to Average Net Assets
Total expenses	0.64	%(f)(g)	0.65%	0.67%	0.68%	0.72%		0.71%

Total expenses after fees waived and/or reimbursed	0.60	%(f)(g)	0.60%	0.60%	0.60%	0.63%		0.69%

Net investment income	0.50	%(f)(g)	1.19%	1.39%	0.85%	0.40%		0.19%

Supplemental Data
Net assets, end of period (000)	$278,540		$199,842	$109,462	$61,444	$67,193		$78,879

Portfolio turnover rate		25%	94%	129%	153%	88%		67%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor A1
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017		2016

Net asset value, beginning of period	$10.16		$10.16	$10.08	$10.13	$10.19		$10.12

Net investment income(a)	0.03		0.13	0.15	0.10	0.06		0.04
Net realized and unrealized gain (loss)	0.03		0.01	0.08	(0.05)	(0.06)		0.06

Net increase from investment operations	0.06		0.14	0.23	0.05	0.00		0.10

Distributions(b)
From net investment income		(0.03)	(0.14)	(0.15)	(0.10)	(0.06)		(0.03)
From net realized gain	—		—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions		(0.03)	(0.14)	(0.15)	(0.10)	(0.06)		(0.03)

Net asset value, end of period	$10.19		$10.16	$10.16	$10.08	$10.13		$10.19

Total Return(d)
Based on net asset value	0.62	%(e)	1.37%	2.32%	0.51%	(0.01)%		1.03%

Ratios to Average Net Assets
Total expenses	0.51	%(f)(g)	0.51%	0.53%	0.55%	0.56%		0.55%

Total expenses after fees waived and/or reimbursed	0.46	%(f)(g)	0.46%	0.46%	0.46%	0.48%		0.52%

Net investment income	0.59	%(f)(g)	1.33%	1.47%	0.98%	0.54%		0.36%

Supplemental Data
Net assets, end of period (000)	$13,651		$14,172	$15,570	$17,389	$19,724		$25,203

Portfolio turnover rate		25%	94%	129%	153%	88%		67%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor C
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017		2016

Net asset value, beginning of period	$9.89		$9.89	$9.82	$9.86	$9.96		$9.95

Net investment income(a)		(0.03)	0.03	0.05	—	(0.04)		(0.06)
Net realized and unrealized gain (loss)	0.05		0.02	0.08	(0.03)	(0.06)		0.07

Net increase (decrease) from investment operations	0.02		0.05	0.13	(0.03)	(0.10)		0.01

Distributions(b)
From net investment income	—		(0.05)	(0.06)	(0.01)	—		—
From net realized gain	—		—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions	—		(0.05)	(0.06)	(0.01)	—		—

Net asset value, end of period	$9.91		$9.89	$9.89	$9.82	$9.86		$9.96

Total Return(d)
Based on net asset value	0.20	%(e)	0.46%	1.33%	(0.26)%	(0.96)%		0.11%

Ratios to Average Net Assets
Total expenses	1.43	%(f)(g)	1.43%	1.45%	1.46%	1.48%		1.48%

Total expenses after fees waived and/or reimbursed	1.36	%(f)(g)	1.36%	1.36%	1.36%	1.39%		1.48%

Net investment income (loss)	(0.65	)%(f)(g)	0.34%	0.52%	0.01%	(0.41)%		(0.60)%

Supplemental Data
Net assets, end of period (000)	$6,109		$10,373	$15,434	$16,825	$22,859		$31,251

Portfolio turnover rate		25%	94%	129%	153%	88%		67%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Class K
	Six Months Ended 12/31/20		Year Ended June 30,
	(unaudited)		2020	2019	2018	2017		2016

Net asset value, beginning of period	$10.15		$10.15	$10.08	$10.12	$10.18		$10.11

Net investment income(a)	0.02		0.12	0.14	0.08	0.00	(b)	0.05
Net realized and unrealized gain	0.05		0.03	0.10	—	0.01		0.06

Net increase from investment operations	0.07		0.15	0.24	0.08	0.01		0.11

Distributions(c)
From net investment income		(0.04)	(0.15)	(0.17)	(0.12)	(0.07)		(0.04)
From net realized gain	—		—	—	—	(0.00	)(d)	(0.00	)(d)

Total distributions		(0.04)	(0.15)	(0.17)	(0.12)	(0.07)		(0.04)

Net asset value, end of period	$10.18		$10.15	$10.15	$10.08	$10.12		$10.18

Total Return(e)
Based on net asset value	0.70	%(f)	1.52%	2.37%	0.76%	0.13%		1.13%

Ratios to Average Net Assets
Total expenses	0.36	%(g)(h)	0.37%	0.38%	0.38%	0.43%		0.42%

Total expenses after fees waived and/or reimbursed	0.31	%(g)(h)	0.31%	0.31%	0.31%	0.34%		0.42%

Net investment income	0.35	%(g)(h)	1.23%	1.43%	0.75%	0.02%		0.45%

Supplemental Data
Net assets, end of period (000)	$9,607		$7,148	$7,450	$6,719	$3,238		$3,279

Portfolio turnover rate		25%	94%	129%	153%	88%		67%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Municipal Bond Fund, Inc. (the “Corporation”) and BlackRock Multi-State Municipal Series Trust (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Municipal Bond Fund, Inc.	BlackRock High Yield Municipal Fund	High Yield Municipal	Diversified
	BlackRock National Municipal Fund	National Municipal	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock Short-Term Municipal Fund	Short-Term Municipal	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

On February 24, 2020, National Municipal and New York Municipal’s issued and outstanding Investor C1 Shares converted into Investor A Shares.

The Board of Directors of BlackRock Municipal Bond Fund, Inc. and Board of Trustees of BlackRock Multi-State Municipal Series Trust are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Reorganization: The Board and shareholders of BlackRock New York Municipal Opportunities Fund and the Board and shareholders of BlackRock New York Municipal Bond Trust (the “Target Fund”) approved the reorganization of the Target Fund into BlackRock New York Municipal Opportunities Fund. As a result, BlackRock New York Municipal Opportunities Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of BlackRock New York Municipal Opportunities Fund.

Each Common Shareholder of the Target Fund received shares of BlackRock New York Municipal Opportunities Fund in an amount equal to the aggregate net asset value (“NAV”) of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on October 23, 2020, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganization was accomplished by a tax-free exchange of shares of BlackRock New York Municipal Opportunities Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Common	2,800,434	1.44320473	Investor A	4,041,600

The Target Fund net assets and composition of net assets on October 23, 2020, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$43,902,809
Paid-in-capital	39,293,626
Accumulated earnings	4,609,183

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, assets received and shares issued by BlackRock New York Municipal Opportunities Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of BlackRock New York Municipal Opportunities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of BlackRock New York Municipal Opportunities Fund before the reorganization were $1,548,364,641. The aggregate net assets of BlackRock New York Municipal Opportunities Fund immediately after the reorganization amounted to $1,592,267,450. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
BlackRock New York Municipal Bond Trust	$53,220,158	$48,329,859

The purpose of these transactions was to combine funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on October 23, 2020.

Assuming the reorganization had been completed on July 1, 2020, the beginning of the fiscal reporting period of BlackRock New York Municipal Opportunities Fund, the pro forma results of operations for the period ended December 31, 2020, are as follows:

•	Net investment income: $ 19,268,135

•	Net realized and change in unrealized loss on investments: $ 61,130,655

•	Net increase in net assets resulting from operations: $ 80,398,790

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in BlackRock New York Municipal Opportunities Fund’s Statement of Operations since October 26, 2020.

Reorganization costs incurred by BlackRock New York Municipal Opportunities Fund in connection with the reorganization were expensed by BlackRock New York Municipal Opportunities Fund. The Manager reimbursed the Fund $86,834, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Prior Year Reorganization: The Board and shareholders of New York Municipal and the Board and shareholders of BlackRock Muni New York Intermediate Duration Fund, Inc. (the “Target Fund”) approved the reorganization of the Target Fund into New York Municipal. As a result, New York Municipal acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of New York Municipal.

Each Common Shareholder of the Target Fund received shares of New York Municipal in an amount equal to the aggregate NAV of such Common Shareholder’s the Target Fund Common Shares, as determined at the close of business on June 19, 2020, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganization was accomplished by a tax-free exchange of shares of New York Municipal in the following amounts and at the following conversion ratios:

Target Fund	MNE’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
BlackRock Muni New York Intermediate Duration Fund, Inc	Common	4,209,844	1.36098961	Investor A	5,729,554

The Target Fund’s net assets and composition of net assets on June 19, 2020, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$62,088,752
Paid-in-capital	59,006,263
Accumulated earnings	3,082,489

For financial reporting purposes, assets received and shares issued by New York Municipal were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of New York Municipal’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of New York Municipal before the reorganization were $1,622,641,229. The aggregate net assets of New York Municipal immediately after the reorganization amounted to $1,684,729,981. The Target Fund’s fair value and cost of investments prior to the reorganization was as follows:

Target Fund	Fair Value of Investments	Cost of Investments	TOB Trust Certificates
BlackRock Muni New York Intermediate Duration Fund, Inc.	$70,713,095	66,961,872	$9,746,745

The purpose of this transaction was to combine funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on June 22, 2020.

Assuming the reorganization had been completed on July 1, 2019, the beginning of the fiscal reporting period of New York Municipal, the pro forma results of operations for the year ended June 30, 2020, are as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

•	Net investment income: $ 42,795,244

•	Net realized and change in unrealized loss on investments: $ (110,826,573)

•	Net decrease in net assets resulting from operations: $ (68,031,329)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in New York Municipal’s Statements of Operations since June 22, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts,) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round

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Notes to Financial Statements (unaudited) (continued)

lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

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Notes to Financial Statements (unaudited) (continued)

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOBTrusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
High Yield Municipal	$95,715	$238,230	$61,458	$395,403
National Municipal	92,646	250,746	73,935	417,327
New York Municipal	84,155	212,365	58,729	355,249

For the six months ended December 31, 2020, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
High Yield Municipal	$207,783,670		$117,414,623		0.11% — 0.34%	$109,163,021	0.72%
National Municipal	314,627,383		126,900,000		0.12 — 0.13	126,900,000	0.65
New York Municipal	208,040,568		104,986,678		0.11 — 0.44	97,790,671	0.71

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at December 31, 2020, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at December 31, 2020.

For the six months ended December 31, 2020, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

Fund Name	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
New York Municipal	$—	—%	$468,040	0.71%

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

High Yield Municipal

Investment Advisory Fees
Average Daily Net Assets
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40

National Municipal

Investment Advisory Fees
Average Daily Net Assets
First $250 million	0.41%
$250 million — $400 million	0.39
$400 million — $550 million	0.39
Greater than $550 million	0.39

New York Municipal

Investment Advisory Fees
Average Daily Net Assets
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40

Short-Term Municipal

Investment Advisory Fees
Average Daily Net Assets
First $250 million	0.36%

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Notes to Financial Statements (unaudited) (continued)

Investment Advisory Fees
Average Daily Net Assets
$250 million — $400 million	0.34%
$400 million — $550 million	0.32
Greater than $550 million	0.29

For the six months ended December 31, 2020, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Fund Name	Amounts Reimbursed
High Yield Municipal	$9,154
National Municipal	86,043
New York Municipal	12,366
Short-Term Municipal	3,216

Service and Distribution Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	High Yield Municipal		National Municipal		New York Municipal		Short-Term Municipal
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A	0.25%	N/A
Investor A1	N/A	N/A	N/A	N/A	0.10	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2020, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor A1	Investor C	Total
High Yield Municipal	$—	$573,163	$—	$253,818	$826,981
National Municipal	4,589	5,185,129	—	896,421	6,086,139
New York Municipal	—	904,867	46,028	509,351	1,460,246
Short-Term Municipal	—	307,305	7,009	38,211	352,525

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
High Yield Municipal	$819	$—	$1,330	$—	$374	$106	$2,629
National Municipal	21,552	60	9,188	—	985	7,877	39,662
New York Municipal	766	—	1,666	1,060	374	20	3,886
Short-Term Municipal	736	—	368	56	62	6	1,228

For the six months ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
High Yield Municipal	$170,545	$—	$102,158	$0	$17,665	$3,244	$293,612
National Municipal	1,737,516	775	1,905,593	0	55,700	104,786	3,804,370
New York Municipal	153,131	—	159,535	19,730	29,017	211	361,624
Short-Term Municipal	175,553	—	43,859	3,768	3,057	314	226,551

Other Fees: For the six months ended December 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A
High Yield Municipal	$12,163

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Notes to Financial Statements (unaudited) (continued)

Fund Name	Investor A
National Municipal	$32,253
New York Municipal	2,265
Short-Term Municipal	7,492

For the six months ended December 31, 2020, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor A1	Investor C
High Yield Municipal	$52,866	$—	$4,592
National Municipal	181,724	—	9,760
New York Municipal	146,993	33	5,056
Short-Term Municipal	23,999	—	219

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through October 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. Prior to October 28, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2020, the amounts waived were as follows:

Fund Name	Amounts Waived
High Yield Municipal	$21,925
National Municipal	852,783
New York Municipal	8,174
Short-Term Municipal	10,327

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through October 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K

High Yield Municipal	0.54%	—	0.79%	—	1.54%	0.49%
National Municipal	0.43	0.68%	0.68	—	1.43	0.38
New York Municipal	0.50	—	0.75	0.60%	1.50	0.45
Short-Term Municipal	0.36	—	0.61	0.46	1.36	0.31

The Manager has agreed not to reduce or discontinue this contractual expense limitation through October 31, 2021 for High Yield Municipal, National Municipal and Short-Term Municipal and through October 31, 2021 for New York Municipal, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2020, the Manager waived and/or reimbursed the following amounts, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Fund Name	Amounts Waived
High Yield Municipal	$154,685
National Municipal	1,007,339
New York Municipal	476,663
Short-Term Municipal	152,464

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed – class specific in the Statements of Operations. For the six months ended December 31, 2020, class specific expense waivers and/or reimbursements were as follows:

	Transfer Agent Fees Waived and/or, Reimbursed - Class Specific
Fund Name	Institutional	Investor A	Investor A1	Investor C	Class K	Total
High Yield Municipal	$—	$—	$—	$4,975	$3,243	$8,218
National Municipal	509,670	868,568	—	10,879	104,782	1,493,899
New York Municipal	—	—	8	3,413	206	3,627
Short-Term Municipal	63,322	—	263	1,147	313	65,045

Interfund Lending:In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies

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Notes to Financial Statements (unaudited) (continued)

and restrictions. National Municipal, Short-Term Municipal and New York Municipal are currently permitted to borrow under the Interfund Lending Program. High Yield Municipal is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2020, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short-Term Municipal	$9,400,000	$9,785,607	$—

7.	PURCHASES AND SALES

For the six months ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
High Yield Municipal	$370,687,513	$134,068,099
National Municipal	3,348,550,725	2,886,228,946
New York Municipal	55,980,242	201,979,605
Short-Term Municipal	275,964,836	160,181,890

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of June 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

	High Yield Municipal	National Municipal	New York Municipal	Short-Term Municipal
Non-expiring capital loss carryforwards	$31,925,417	$—	$148,089,315	$2,030,300

As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	High Yield Municipal	National Municipal	New York Municipal	Short-Term Municipal

Tax cost	$1,443,533,610	$12,909,784,276	$1,408,926,918	$739,508,597

Gross unrealized appreciation	$125,285,478	$816,914,841	$128,279,431	$6,069,622
Gross unrealized depreciation	(11,864,370)	(11,017,942)	(2,613,051)	(40,317)

Net unrealized appreciation (depreciation)	$113,421,108	$805,896,899	$125,666,380	$6,029,305

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Notes to Financial Statements (unaudited) (continued)

9.	BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2020, High Yield Municipal, Short-Term Municipal and New York Municipal did not borrow under the credit agreement.

For the six months ended December 31, 2020, National Municipal’s amount of bank borrowings and the interest rate for the one-day loan under the credit agreement were $5,000 and 1.61%, respectively. As of December 31, 2020, the Fund did not have any outstanding borrowings under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invests a significant amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

High Yield Municipal
Institutional
Shares sold	29,205,677	$285,015,649	51,221,958	$489,211,451
Shares issued in reinvestment of distributions	964,451	9,469,866	1,773,868	17,320,931
Shares redeemed	(19,437,557)	(189,701,597)	(52,533,019)	(493,585,345)

	10,732,571	$104,783,918	462,807	$12,947,037

Investor A
Shares sold and automatic conversion of shares	11,402,848	$111,883,863	25,002,934	$246,309,845
Shares issued in reinvestment of distributions	670,424	6,567,339	1,321,589	12,841,343
Shares redeemed	(6,370,999)	(62,201,976)	(16,955,691)	(161,182,472)

	5,702,273	$56,249,226	9,368,832	$97,968,716

Investor C
Shares sold	287,851	$2,815,625	1,365,184	$13,507,419
Shares issued in reinvestment of distributions	60,385	592,661	147,893	1,442,581
Shares redeemed and automatic conversion of shares	(2,034,550)	(19,974,862)	(1,942,387)	(18,859,452)

	(1,686,314)	$(16,566,576)	(429,310)	$(3,909,452)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

High Yield Municipal (continued)
Class K
Shares sold	3,034,357	$29,737,591	6,041,301	$58,629,673
Shares issued in reinvestment of distributions	169,656	1,666,048	230,634	2,238,184
Shares redeemed	(1,072,852)	(10,451,964)	(2,448,988)	(22,805,554)

	2,131,161	$20,951,675	3,822,947	$38,062,303

	16,879,691	$165,418,243	13,225,276	$145,068,604

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

National Municipal
Institutional
Shares sold	64,857,868	$726,772,694	166,644,457	$1,832,817,562
Shares issued in reinvestment of distributions	3,361,873	37,733,874	7,672,644	84,928,356
Shares redeemed	(39,081,017)	(437,609,896)	(121,597,184)	(1,323,335,706)

	29,138,724	$326,896,672	52,719,917	$594,410,212

Service
Shares sold	34,371	$385,779	104,224	$1,152,548
Shares issued in reinvestment of distributions	2,150	24,108	6,164	68,236
Shares redeemed	(50,538)	(568,006)	(94,727)	(1,042,372)

	(14,017)	$(158,119)	15,661	$178,412

Investor A
Shares sold and automatic conversion of shares	52,655,569	$590,687,783	171,265,742	$1,886,615,807
Shares issued in reinvestment of distributions	2,921,526	32,807,249	7,016,909	77,741,769
Shares redeemed	(44,006,861)	(492,448,654)	(110,765,588)	(1,207,534,336)

	11,570,234	$131,046,378	67,517,063	$756,823,240

Investor C
Shares sold	811,381	$9,096,912	3,759,175	$41,706,762
Shares issued in reinvestment of distributions	67,333	756,071	286,397	3,174,969
Shares redeemed and automatic conversion of shares	(9,030,996)	(101,496,173)	(7,454,944)	(82,352,848)

	(8,152,282)	$(91,643,190)	(3,409,372)	$(37,471,117)

Investor C1(a)
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	705	7,872
Shares redeemed and automatic conversion of shares	—	—	(83,055)	(941,879)

	—	$—	(82,350)	$(934,007)

Class K
Shares sold	48,016,308	$538,822,495	137,112,682	$1,517,044,530
Shares issued in reinvestment of distributions	3,725,238	41,806,690	9,097,612	100,754,125
Shares redeemed	(83,471,465)	(931,724,742)	(75,334,190)	(819,834,952)

	(31,729,919)	$(351,095,557)	70,876,104	$797,963,703

	812,740	$15,046,184	187,637,023	$2,110,970,443

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 Shares converted into Investor A Shares.

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

New York Municipal
Institutional
Shares sold	6,264,425	$68,712,103	28,568,439	$322,739,311
Shares issued in reinvestment of distributions	713,360	7,840,791	1,573,382	17,654,551
Shares redeemed	(13,266,315)	(145,695,445)	(29,729,657)	(321,787,189)

	(6,288,530)	$(69,142,551)	412,164	$18,606,673

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

New York Municipal (continued)
Investor A
Shares sold and automatic conversion of shares	5,155,483	$56,771,517	29,123,947	$332,135,607
Shares issued in reinvestment of distributions	703,031	7,733,388	1,413,831	15,858,534
Shares issued in reorganization	4,041,600	43,902,809	5,729,554	62,088,752
Shares redeemed	(17,342,551)	(190,389,078)	(20,021,125)	(218,329,073)

	(7,442,437)	$(81,981,364)	16,246,207	$191,753,820

Investor A1
Shares sold	10	$123	9	$744
Shares issued in reinvestment of distributions	71,433	785,844	147,454	1,655,817
Shares redeemed	(394,013)	(4,341,645)	(779,707)	(8,691,610)

	(322,570)	$(3,555,678)	(632,244)	$(7,035,049)

Investor C
Shares sold	186,935	$2,053,714	2,571,849	$29,392,314
Shares issued in reinvestment of distributions	67,621	743,405	155,298	1,742,978
Shares redeemed and automatic conversion of shares	(2,185,995)	(24,007,400)	(2,916,220)	(32,207,489)

	(1,931,439)	$(21,210,281)	(189,073)	$(1,072,197)

Investor C1(a)
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	46	518
Shares redeemed and automatic conversion of shares	—	—	(4,024)	(46,998)

	—	$—	(3,978)	$(46,480)

Class K
Shares sold	94,526	$1,043,729	1,585,590	$18,322,229
Shares issued in reinvestment of distributions	4,642	51,003	9,675	108,590
Shares redeemed	(121,886)	(1,330,300)	(1,572,897)	(16,397,165)

	(22,718)	$(235,568)	22,368	$2,033,654

	(16,007,694)	$(176,125,442)	15,855,444	$204,240,421

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 Shares converted into Investor A Shares.

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Short-Term Municipal
Institutional
Shares sold	12,555,456	$127,764,511	26,623,745	$269,158,015
Shares issued in reinvestment of distributions	109,417	1,113,840	328,175	3,328,008
Shares redeemed	(10,343,008)	(105,282,449)	(20,305,543)	(205,353,358)

	2,321,865	$23,595,902	6,646,377	$67,132,665

Investor A
Shares sold and automatic conversion of shares	12,948,991	$131,891,323	17,782,637	$180,325,431
Shares issued in reinvestment of distributions	50,891	518,502	137,511	1,394,796
Shares redeemed	(5,337,241)	(54,359,103)	(9,028,033)	(91,420,518)

	7,662,641	$78,050,722	8,892,115	$90,299,709

Investor A1
Shares sold	—	$1	1	$14
Shares issued in reinvestment of distributions	2,761	28,131	12,527	127,155
Shares redeemed	(58,139)	(592,376)	(150,722)	(1,527,942)

	(55,378)	$(564,244)	(138,194)	$(1,400,773)

Investor C
Shares sold	149,981	$1,485,310	404,842	$3,986,573
Shares issued in reinvestment of distributions	—	—	4,618	45,620

Shares redeemed and automatic conversion of shares	(582,154)	(5,769,051)	(921,806)	(9,096,861)

	(432,173)	$(4,283,741)	(512,346)	$(5,064,668)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/20		Year Ended 06/30/20
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Short-Term Municipal (continued)
Class K
Shares sold	313,985	$3,195,984	446,154	$4,522,781
Shares issued in reinvestment of distributions	9,679	98,585	9,830	99,670
Shares redeemed	(84,341)	(858,835)	(486,098)	(4,920,665)

	239,323	$2,435,734	(30,114)	$(298,214)

	9,736,278	$99,234,373	14,857,838	$150,668,719

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Municipal Bond Fund, Inc. (the “Corporation”) and BlackRock Multi-State Municipal Series Trust (the “Trust”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund, BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Opportunities Fund (the “Funds”), each a series of the Corporation or the respective Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors of the Corporation and the Board of Trustees of the Trust (collectively referred to herein as the “Board”), on behalf of the Funds, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

A D D I T I O N A L I N F O R M A T I O N	95

Additional Information  (continued)

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CBI	Certificate of Beneficial Interest

COP	Certificates of Participation

CR	Custodian Receipt

FHA	Federal Housing Administration

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

VRDN	Variable Rate Demand Note

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	97

Want to know more?

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MBNYMB-12/20-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

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(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: March 5, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: March 5, 2021

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